Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 2.6%
World Wrestling Entertainment, Inc., Class A	9,177	796,380
Total Communication Services		796,380
Consumer Discretionary 16.5%
Diversified Consumer Services 1.6%
Chegg, Inc.(a)	12,538	477,949
Hotels, Restaurants & Leisure 7.0%
Dave & Buster’s Entertainment, Inc.	3,194	159,285
Penn National Gaming, Inc.(a)	13,813	277,641
Planet Fitness, Inc., Class A(a)	10,770	740,114
Six Flags Entertainment Corp.	12,696	626,548
Wingstop, Inc.	4,012	305,032
Total		2,108,620
Internet & Direct Marketing Retail 1.6%
Etsy, Inc.(a)	7,253	487,547
Multiline Retail 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,591	391,750
Specialty Retail 5.0%
Five Below, Inc.(a)	5,517	685,487
Floor & Decor Holdings, Inc.(a)	9,145	376,957
Monro, Inc.	5,209	450,683
Total		1,513,127
Total Consumer Discretionary		4,978,993
Consumer Staples 2.2%
Beverages 1.1%
MGP Ingredients, Inc.	4,376	337,609
Food Products 0.4%
Calavo Growers, Inc.	1,346	112,862
Personal Products 0.7%
Medifast, Inc.	1,664	212,243
Total Consumer Staples		662,714
Energy 1.0%
Energy Equipment & Services 0.4%
Frank’s International NV(a)	21,898	135,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.6%
Matador Resources Co.(a)	8,998	173,931
Total Energy		309,918
Financials 4.5%
Insurance 0.8%
Goosehead Insurance, Inc., Class A	8,231	229,480
Thrifts & Mortgage Finance 3.7%
LendingTree, Inc.(a)	3,216	1,130,617
Total Financials		1,360,097
Health Care 33.3%
Biotechnology 6.8%
Adamas Pharmaceuticals, Inc.(a)	7,712	54,832
Apellis Pharmaceuticals, Inc.(a)	2,461	47,990
Array BioPharma, Inc.(a)	12,446	303,434
bluebird bio, Inc.(a)	590	92,825
CareDx, Inc.(a)	8,902	280,591
FibroGen, Inc.(a)	2,681	145,712
Immunomedics, Inc.(a)	8,301	159,462
Ligand Pharmaceuticals, Inc.(a)	2,772	348,468
Mirati Therapeutics, Inc.(a)	2,124	155,689
Precision BioSciences, Inc.(a)	6,446	115,706
Sarepta Therapeutics, Inc.(a)	1,492	177,831
uniQure NV(a)	2,670	159,266
Total		2,041,806
Health Care Equipment & Supplies 10.5%
BioLife Solutions, Inc.(a)	8,960	160,294
Cantel Medical Corp.	8,641	577,997
Insulet Corp.(a)	5,645	536,783
Neogen Corp.(a)	4,988	286,261
Quidel Corp.(a)	13,182	863,026
Quotient Ltd.(a)	22,735	204,842
West Pharmaceutical Services, Inc.	4,983	549,127
Total		3,178,330
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.5%
Addus HomeCare Corp.(a)	2,707	172,138
Amedisys, Inc.(a)	2,772	341,677
Chemed Corp.	1,853	593,090
Guardant Health, Inc.(a)	7,131	546,947
Total		1,653,852
Health Care Technology 3.3%
Medidata Solutions, Inc.(a)	6,301	461,485
Teladoc Health, Inc.(a)	9,768	543,101
Total		1,004,586
Life Sciences Tools & Services 6.9%
Bio-Techne Corp.	5,825	1,156,554
Charles River Laboratories International, Inc.(a)	3,475	504,744
Codexis, Inc.(a)	9,068	186,166
Quanterix Corp.(a)	8,890	229,628
Total		2,077,092
Pharmaceuticals 0.3%
Reata Pharmaceuticals, Inc., Class A(a)	1,162	99,316
Total Health Care		10,054,982
Industrials 15.2%
Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings, Inc.(a)	8,959	318,313
Building Products 3.0%
Simpson Manufacturing Co., Inc.	9,895	586,477
Trex Co., Inc.(a)	4,989	306,923
Total		893,400
Commercial Services & Supplies 3.9%
Casella Waste Systems, Inc., Class A(a)	10,628	377,932
Healthcare Services Group, Inc.	24,644	813,005
Total		1,190,937
Machinery 3.3%
John Bean Technologies Corp.	5,988	550,237
Proto Labs, Inc.(a)	4,187	440,221
Total		990,458
Professional Services 1.0%
Exponent, Inc.	5,322	307,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 3.0%
Knight-Swift Transportation Holdings, Inc.	13,224	432,161
Saia, Inc.(a)	7,712	471,203
Total		903,364
Total Industrials		4,603,658
Information Technology 18.3%
Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	1,513	276,092
IT Services 2.2%
MongoDB, Inc.(a)	1,550	227,881
Twilio, Inc., Class A(a)	3,491	450,968
Total		678,849
Software 15.2%
Alteryx, Inc., Class A(a)	3,032	254,294
Avalara, Inc.(a)	2,984	166,477
Carbon Black, Inc.(a)	11,925	166,354
Coupa Software, Inc.(a)	8,165	742,852
Everbridge, Inc.(a)	7,330	549,823
Five9, Inc.(a)	4,037	213,275
HubSpot, Inc.(a)	2,140	355,689
Mimecast Ltd.(a)	8,976	425,014
New Relic, Inc.(a)	1,468	144,892
Paycom Software, Inc.(a)	3,611	682,948
RingCentral, Inc., Class A(a)	2,859	308,200
Smartsheet, Inc., Class A(a)	2,601	106,095
Trade Desk, Inc. (The), Class A(a)	2,394	473,892
Total		4,589,805
Total Information Technology		5,544,746
Materials 2.2%
Chemicals 2.2%
Balchem Corp.	4,447	412,682
Livent Corp.(a)	19,675	241,609
Total		654,291
Total Materials		654,291

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Coresite Realty Corp.	3,821	408,923
STORE Capital Corp.	10,976	367,696
Total		776,619
Total Real Estate		776,619
Total Common Stocks (Cost $26,191,465)		29,742,398

Limited Partnerships 1.0%

Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Viper Energy Partners LP	9,395	311,538
Total Energy		311,538
Total Limited Partnerships (Cost $312,043)		311,538

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	1,227,955	1,227,832
Total Money Market Funds (Cost $1,227,832)		1,227,832
Total Investments in Securities (Cost: $27,731,340)		31,281,768
Other Assets & Liabilities, Net		(1,064,107)
Net Assets		30,217,661

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	249,829	5,052,317	(4,074,191)	1,227,955	—	—	5,686	1,227,832
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	796,380	—	—	—	796,380
Consumer Discretionary	4,978,993	—	—	—	4,978,993
Consumer Staples	662,714	—	—	—	662,714
Energy	309,918	—	—	—	309,918
Financials	1,360,097	—	—	—	1,360,097
Health Care	10,054,982	—	—	—	10,054,982
Industrials	4,603,658	—	—	—	4,603,658
Information Technology	5,544,746	—	—	—	5,544,746
Materials	654,291	—	—	—	654,291
Real Estate	776,619	—	—	—	776,619
Total Common Stocks	29,742,398	—	—	—	29,742,398
Limited Partnerships
Energy	311,538	—	—	—	311,538
Money Market Funds	—	—	—	1,227,832	1,227,832
Total Investments in Securities	30,053,936	—	—	1,227,832	31,281,768
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.4%
AMC Entertainment Holdings, Inc., Class A	37,943	563,453
Lions Gate Entertainment Corp., Class B	59,000	890,900
Total		1,454,353
Media 0.8%
Criteo SA, ADR(a)	69,745	1,396,993
Liberty Latin America Ltd., Class C(a)	60,283	1,172,504
Total		2,569,497
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	27,314	1,211,649
Total Communication Services		5,235,499
Consumer Discretionary 9.8%
Auto Components 1.6%
Cooper Tire & Rubber Co.	67,314	2,012,015
Gentherm, Inc.(a)	46,039	1,696,998
Modine Manufacturing Co.(a)	106,998	1,484,062
Total		5,193,075
Automobiles 0.8%
Thor Industries, Inc.	42,450	2,647,607
Distributors 0.1%
Educational Development Corp.	57,318	433,897
Diversified Consumer Services 0.4%
Carriage Services, Inc.	64,610	1,243,743
Household Durables 2.7%
Cavco Industries, Inc.(a)	8,057	946,939
Ethan Allen Interiors, Inc.	97,520	1,865,558
Hamilton Beach Brands Holding Co.	47,038	1,009,435
Hooker Furniture Corp.	39,763	1,146,367
Lifetime Brands, Inc.	73,247	692,184
TRI Pointe Group, Inc.(a)	227,507	2,875,689
Total		8,536,172
Leisure Products 0.6%
Acushnet Holdings Corp.	25,094	580,675
Malibu Boats, Inc., Class A(a)	34,262	1,356,090
Total		1,936,765
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.4%
Hudson’s Bay Co.	218,496	1,208,280
Specialty Retail 2.0%
Aaron’s, Inc.	43,998	2,314,295
Children’s Place, Inc. (The)	16,910	1,645,005
Designer Brands, Inc.	35,790	795,254
Signet Jewelers Ltd.	52,548	1,427,203
Vitamin Shoppe, Inc.(a)	27,529	193,804
Total		6,375,561
Textiles, Apparel & Luxury Goods 1.2%
Skechers U.S.A., Inc., Class A(a)	67,530	2,269,683
Steven Madden Ltd.	51,022	1,726,585
Total		3,996,268
Total Consumer Discretionary		31,571,368
Consumer Staples 3.0%
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	55,423	1,786,283
Smart & Final Stores, Inc.(a)	260,955	1,289,118
SpartanNash Co.	59,393	942,567
Weis Markets, Inc.	17,953	732,662
Total		4,750,630
Food Products 1.0%
Fresh Del Monte Produce, Inc.	70,656	1,909,832
Hain Celestial Group, Inc. (The)(a)	58,252	1,346,786
Total		3,256,618
Personal Products 0.5%
Inter Parfums, Inc.	20,382	1,546,382
Total Consumer Staples		9,553,630
Energy 5.6%
Energy Equipment & Services 1.4%
Dawson Geophysical Co.(a)	318,970	934,582
Natural Gas Services Group, Inc.(a)	71,316	1,234,480
ProPetro Holding Corp.(a)	100,160	2,257,606
Total		4,426,668
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.2%
Callon Petroleum Co.(a)	266,828	2,014,551
Carrizo Oil & Gas, Inc.(a)	147,791	1,842,954
Delek U.S. Holdings, Inc.	76,763	2,795,708
Jagged Peak Energy, Inc.(a)	155,642	1,629,572
Pacific Ethanol, Inc.(a)	499,496	489,506
Range Resources Corp.	263,620	2,963,089
SM Energy Co.	104,477	1,827,303
Total		13,562,683
Total Energy		17,989,351
Financials 35.8%
Banks 21.3%
BancFirst Corp.	47,932	2,499,654
BankUnited, Inc.	103,763	3,465,684
Banner Corp.	46,380	2,512,405
Boston Private Financial Holdings, Inc.	186,186	2,040,599
Bridge Bancorp, Inc.	44,201	1,295,089
Brookline Bancorp, Inc.	157,831	2,272,766
Capital City Bank Group, Inc.	88,735	1,932,648
CenterState Bank Corp.	95,023	2,262,498
Columbia Banking System, Inc.	70,209	2,295,132
Community Trust Bancorp, Inc.	39,227	1,610,661
Fidelity Southern Corp.	80,091	2,193,693
First BanCorp	339,600	3,891,816
First Citizens BancShares Inc., Class A	8,062	3,282,846
First Financial Corp.	50,099	2,104,158
First of Long Island Corp. (The)	85,720	1,879,840
Heritage Financial Corp.	42,896	1,292,885
Hilltop Holdings, Inc.	168,580	3,076,585
Iberiabank Corp.	63,670	4,565,776
Investors Bancorp, Inc.	303,733	3,599,236
National Bank Holdings Corp., Class A	55,385	1,842,105
Northrim BanCorp, Inc.	63,980	2,202,192
OFG Bancorp	139,100	2,752,789
Popular, Inc.	42,046	2,191,858
Sierra Bancorp	37,171	903,255
Texas Capital Bancshares, Inc.(a)	47,970	2,618,682
Towne Bank	104,872	2,595,582
Common Stocks (continued)
Issuer	Shares	Value ($)
UMB Financial Corp.	54,010	3,458,800
Union Bankshares Corp.	57,930	1,872,877
Total		68,512,111
Capital Markets 1.3%
GAIN Capital Holdings, Inc.	180,772	1,135,248
INTL FCStone, Inc.(a)	46,529	1,803,464
Moelis & Co., ADR, Class A	31,684	1,318,372
Total		4,257,084
Consumer Finance 1.5%
Enova International, Inc.(a)	41,441	945,683
Ezcorp, Inc., Class A(a)	138,040	1,286,533
FirstCash, Inc.	29,634	2,563,341
Total		4,795,557
Insurance 5.3%
American Equity Investment Life Holding Co.	94,357	2,549,526
Crawford & Co., Class A	105,814	977,722
Employers Holdings, Inc.	54,825	2,199,031
FBL Financial Group, Inc., Class A	34,439	2,160,014
Global Indemnity Ltd	43,793	1,330,431
Heritage Insurance Holdings, Inc.	100,584	1,468,527
Horace Mann Educators Corp.	44,611	1,570,753
National Western Life Group, Inc., Class A	7,056	1,851,988
Protective Insurance Corp., Class B	62,933	1,165,519
United Fire Group, Inc.	36,270	1,585,362
Total		16,858,873
Thrifts & Mortgage Finance 6.4%
HomeStreet, Inc.(a)	110,980	2,924,323
MGIC Investment Corp.(a)	399,804	5,273,415
Provident Financial Holdings, Inc.	83,980	1,672,882
Radian Group, Inc.	250,710	5,199,725
Washington Federal, Inc.	76,405	2,207,340
Western New England Bancorp, Inc.	200,213	1,847,966
WSFS Financial Corp.	34,965	1,349,649
Total		20,475,300
Total Financials		114,898,925

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.8%
Biotechnology 2.0%
Atara Biotherapeutics, Inc.(a)	31,200	1,240,200
Coherus Biosciences, Inc.(a)	97,204	1,325,863
Dynavax Technologies Corp.(a)	177,078	1,294,440
Immunomedics, Inc.(a)	71,790	1,379,086
Puma Biotechnology, Inc.(a)	26,143	1,014,087
Total		6,253,676
Health Care Equipment & Supplies 0.5%
Quotient Ltd.(a)	115,383	1,039,601
Sientra, Inc.(a)	81,191	696,619
Total		1,736,220
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc.(a)	37,600	1,786,000
BioDelivery Sciences International, Inc.(a)	213,115	1,129,509
TherapeuticsMD, Inc.(a)	273,100	1,329,997
Total		4,245,506
Total Health Care		12,235,402
Industrials 13.3%
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.(a)	72,490	2,575,570
Building Products 1.5%
Apogee Enterprises, Inc.	44,928	1,684,351
Resideo Technologies, Inc.(a)	51,735	997,968
Universal Forest Products, Inc.	71,231	2,129,095
Total		4,811,414
Commercial Services & Supplies 0.9%
Herman Miller, Inc.	67,570	2,377,113
Unifirst Corp.	3,757	576,699
Total		2,953,812
Construction & Engineering 0.1%
Northwest Pipe Co.(a)	12,118	290,832
Electrical Equipment 0.7%
Encore Wire Corp.	40,529	2,319,069
Machinery 5.3%
EnPro Industries, Inc.	22,796	1,469,202
Global Brass & Copper Holdings, Inc.	78,530	2,704,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Gorman-Rupp Co.	47,606	1,615,748
ITT, Inc.	27,900	1,618,200
Kennametal, Inc.	59,650	2,192,137
LB Foster Co., Class A(a)	65,504	1,232,785
Lydall, Inc.(a)	51,991	1,219,709
Mueller Industries, Inc.	67,489	2,115,105
Standex International Corp.	20,790	1,525,986
Wabash National Corp.	85,790	1,162,455
Total		16,855,900
Professional Services 0.6%
Korn/Ferry International	43,176	1,933,421
Road & Rail 2.1%
Heartland Express, Inc.	80,600	1,553,968
Marten Transport Ltd.	117,260	2,090,746
Schneider National, Inc., Class B	68,650	1,445,083
Werner Enterprises, Inc.	49,928	1,705,041
Total		6,794,838
Trading Companies & Distributors 1.3%
Houston Wire & Cable Co.(a)	158,925	1,005,995
Textainer Group Holdings Ltd.(a)	222,908	2,151,062
Transcat, Inc.(a)	42,881	985,406
Total		4,142,463
Total Industrials		42,677,319
Information Technology 10.5%
Communications Equipment 1.9%
Acacia Communications, Inc.(a)	40,679	2,332,941
Casa Systems, Inc.(a)	81,630	677,529
Digi International, Inc.(a)	81,879	1,037,407
Lumentum Holdings, Inc.(a)	34,310	1,939,887
Total		5,987,764
Electronic Equipment, Instruments & Components 1.7%
AVX Corp.	140,040	2,428,294
MTS Systems Corp.	26,379	1,436,600
OSI Systems, Inc.(a)	19,810	1,735,356
Total		5,600,250

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.6%
Carbonite, Inc.(a)	58,540	1,452,377
Consolidated Water Co., Ltd.	55,587	715,405
Mantech International Corp., Class A	31,635	1,708,923
TTEC Holdings, Inc.	36,500	1,322,395
Total		5,199,100
Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.(a)	34,370	1,707,502
Aquantia Corp.(a)	82,890	750,983
Cirrus Logic, Inc.(a)	66,550	2,799,759
Cohu, Inc.	89,500	1,320,125
MACOM Technology Solutions Holdings, Inc.(a)	129,663	2,166,669
MKS Instruments, Inc.	32,570	3,030,638
Photronics, Inc.(a)	114,751	1,084,397
Total		12,860,073
Software 0.7%
MicroStrategy, Inc., Class A(a)	15,270	2,202,697
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc.(a)	70,350	1,892,415
Total Information Technology		33,742,299
Materials 7.6%
Chemicals 1.4%
Flotek Industries, Inc.(a)	281,632	912,488
Livent Corp.(a)	178,187	2,188,136
Tronox Holdings PLC, Class A	111,652	1,468,224
Total		4,568,848
Containers & Packaging 0.4%
Greif, Inc., Class A	25,785	1,063,631
Metals & Mining 4.7%
Allegheny Technologies, Inc.(a)	106,114	2,713,335
Ampco-Pittsburgh Corp.(a)	145,580	480,414
Capstone Mining Corp.(a)	2,562,659	1,227,300
Centerra Gold, Inc.(a)	269,860	1,415,586
Century Aluminum Co.(a)	212,126	1,883,679
Commercial Metals Co.	128,340	2,192,047
Ferroglobe PLC	332,470	681,563
Olympic Steel, Inc.	87,542	1,389,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	74,860	1,796,640
Universal Stainless & Alloy Products, Inc.(a)	84,253	1,396,072
Total		15,175,928
Paper & Forest Products 1.1%
Louisiana-Pacific Corp.	141,910	3,459,766
Total Materials		24,268,173
Real Estate 7.9%
Equity Real Estate Investment Trusts (REITS) 7.3%
Chesapeake Lodging Trust	96,814	2,692,397
CoreCivic, Inc.	107,760	2,095,932
Farmland Partners, Inc.	290,310	1,857,984
Highwoods Properties, Inc.	57,100	2,671,138
Mack-Cali Realty Corp.	146,020	3,241,644
PotlatchDeltic Corp.	67,804	2,562,313
RLJ Lodging Trust	174,820	3,071,588
SITE Centers Corp.	114,315	1,556,970
Sunstone Hotel Investors, Inc.	244,332	3,518,381
Total		23,268,347
Real Estate Management & Development 0.6%
Legacy Housing Corp.(a)	72,444	862,084
St. Joe Co. (The)(a)	69,510	1,146,220
Total		2,008,304
Total Real Estate		25,276,651
Utilities 0.4%
Gas Utilities 0.4%
Southwest Gas Holdings, Inc.	17,681	1,454,439
Total Utilities		1,454,439
Total Common Stocks (Cost $316,392,228)		318,903,056

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	918,565	918,473
Total Money Market Funds (Cost $918,473)		918,473
Total Investments in Securities (Cost: $317,310,701)		319,821,529
Other Assets & Liabilities, Net		1,138,456
Net Assets		320,959,985

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	3,606,415	18,576,893	(21,264,743)	918,565	—	—	19,098	918,473
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,235,499	—	—	—	5,235,499
Consumer Discretionary	31,571,368	—	—	—	31,571,368
Consumer Staples	9,553,630	—	—	—	9,553,630
Energy	17,989,351	—	—	—	17,989,351
Financials	114,898,925	—	—	—	114,898,925
Health Care	12,235,402	—	—	—	12,235,402
Industrials	42,677,319	—	—	—	42,677,319
Information Technology	33,742,299	—	—	—	33,742,299
Materials	24,268,173	—	—	—	24,268,173
Real Estate	25,276,651	—	—	—	25,276,651
Utilities	1,454,439	—	—	—	1,454,439
Total Common Stocks	318,903,056	—	—	—	318,903,056
Money Market Funds	—	—	—	918,473	918,473
Total Investments in Securities	318,903,056	—	—	918,473	319,821,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019

Consolidated Portfolio of Investments
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 27.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 27.1%
U.S. Treasury Bills
05/02/2019	2.340%	464,000	462,991
05/30/2019	2.280%	4,464,000	4,446,802
06/20/2019	2.310%	2,018,000	2,007,449
06/27/2019	2.310%	1,679,000	1,669,508
07/05/2019	2.330%	6,100,000	6,062,133
07/11/2019	2.340%	11,472,000	11,395,955
07/18/2019	2.330%	9,740,000	9,671,378
07/25/2019	2.340%	20,666,000	20,510,914
08/01/2019	2.350%	13,354,000	13,247,296
08/22/2019	2.370%	691,000	684,500
Total			70,158,926
Total Treasury Bills (Cost $70,130,718)			70,158,926
Money Market Funds 63.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(b)	95,419,683	95,410,141
JPMorgan Prime Money Market Fund, Capital Shares, 2.536%(a)	35,000,000	35,010,500
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 2.307%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $165,410,141)		165,420,641
Total Investments in Securities (Cost: $235,540,859)		235,579,567
Other Assets & Liabilities, Net		23,663,320
Net Assets		259,242,887
At March 31, 2019, securities and/or cash totaling $22,709,708 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,020,032 AUD	1,450,018 USD	Citi	06/19/2019	13,581	—
2,011,968 AUD	1,428,274 USD	Citi	06/19/2019	—	(2,428)
9,754,503 BRL	2,545,776 USD	Citi	06/19/2019	68,810	—
120,500 BRL	30,567 USD	Citi	06/19/2019	—	(31)
9,000 CAD	6,772 USD	Citi	06/19/2019	24	—
41,000 CAD	30,622 USD	Citi	06/19/2019	—	(119)
16,748 CHF	16,974 USD	Citi	06/19/2019	28	—
145,244 CHF	146,049 USD	Citi	06/19/2019	—	(912)
290,809,000 CLP	435,185 USD	Citi	06/19/2019	7,855	—
328,115,000 COP	103,807 USD	Citi	06/19/2019	1,318	—
16,962,994 EUR	19,386,860 USD	Citi	06/19/2019	230,893	—
332,630 GBP	439,181 USD	Citi	06/19/2019	4,235	—
33,864 GBP	44,213 USD	Citi	06/19/2019	—	(68)
2,004,000 HKD	256,029 USD	Citi	06/19/2019	133	—
9,500 HKD	1,213 USD	Citi	06/19/2019	—	—
280,121,000 HUF	989,689 USD	Citi	06/19/2019	5,751	—
1,780,664,000 IDR	124,041 USD	Citi	06/19/2019	571	—
4,855,324,500 IDR	335,996 USD	Citi	06/19/2019	—	(667)
1,123,999 ILS	313,238 USD	Citi	06/19/2019	2,122	—
4,876,000 INR	69,760 USD	Citi	06/19/2019	250	—
9,376,500 INR	130,487 USD	Citi	06/19/2019	—	(3,180)
180,434,500 JPY	1,643,997 USD	Citi	06/19/2019	5,882	—
809,858,000 JPY	7,316,705 USD	Citi	06/19/2019	—	(35,770)
22,808,189,980 KRW	20,276,473 USD	Citi	06/19/2019	184,168	—
9,929,000 MXN	507,455 USD	Citi	06/19/2019	2,360	—
8,569,000 MXN	432,941 USD	Citi	06/19/2019	—	(2,970)
9,274,393 NOK	1,084,036 USD	Citi	06/19/2019	5,455	—
18,392,600 NOK	2,114,410 USD	Citi	06/19/2019	—	(24,589)
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
194,000 NZD	133,284 USD	Citi	06/19/2019	969	—
32,500 NZD	22,109 USD	Citi	06/19/2019	—	(57)
19,471,500 PHP	365,587 USD	Citi	06/19/2019	—	(1,371)
6,564,000 PLN	1,723,475 USD	Citi	06/19/2019	9,566	—
1,170,500 PLN	305,048 USD	Citi	06/19/2019	—	(579)
46,516,280 SEK	5,058,346 USD	Citi	06/19/2019	25,325	—
57,350,720 SEK	6,175,702 USD	Citi	06/19/2019	—	(29,595)
1,062,000 SGD	787,024 USD	Citi	06/19/2019	2,237	—
103,858,976 TWD	3,384,253 USD	Citi	06/19/2019	8,535	—
18,735,024 TWD	608,211 USD	Citi	06/19/2019	—	(731)
1,143,732 USD	1,612,000 AUD	Citi	06/19/2019	2,555	—
1,150,258 USD	1,613,000 AUD	Citi	06/19/2019	—	(3,260)
58,019 USD	229,000 BRL	Citi	06/19/2019	131	—
791,121 USD	3,028,500 BRL	Citi	06/19/2019	—	(22,092)
13,309 USD	17,815 CAD	Citi	06/19/2019	48	—
29,724 USD	39,193 CAD	Citi	06/19/2019	—	(338)
5,663,830 USD	5,623,110 CHF	Citi	06/19/2019	25,733	—
7,087,298 USD	6,986,894 CHF	Citi	06/19/2019	—	(17,834)
2,026 USD	1,388,000 CLP	Citi	06/19/2019	14	—
45,584 USD	30,438,024 CLP	Citi	06/19/2019	—	(857)
116,276 USD	362,063,052 COP	Citi	06/19/2019	—	(3,183)
15,245,996 USD	13,385,500 EUR	Citi	06/19/2019	—	(130,021)
443,786 USD	336,500 GBP	Citi	06/19/2019	—	(3,780)
293,141 USD	2,295,000 HKD	Citi	06/19/2019	—	(85)
4,712,875 USD	1,300,324,999 HUF	Citi	06/19/2019	—	(145,420)
3,533,869 USD	50,506,309,570 IDR	Citi	06/19/2019	—	(31,812)
256,997 USD	922,000 ILS	Citi	06/19/2019	—	(1,793)
1,410,009 USD	100,942,937 INR	Citi	06/19/2019	28,995	—
395,232 USD	27,453,000 INR	Citi	06/19/2019	—	(3,873)
1,359,491 USD	150,560,019 JPY	Citi	06/19/2019	7,401	—
3,496,684 USD	383,284,053 JPY	Citi	06/19/2019	—	(16,956)
1,056,890 USD	20,934,144 MXN	Citi	06/19/2019	8,044	—
5,045,954 USD	98,242,856 MXN	Citi	06/19/2019	—	(48,274)
409,962 USD	3,536,500 NOK	Citi	06/19/2019	1,321	—
4,190,874 USD	35,715,000 NOK	Citi	06/19/2019	—	(37,338)
54,113 USD	79,775 NZD	Citi	06/19/2019	297	—
122,930 USD	179,230 NZD	Citi	06/19/2019	—	(688)
1,806,066 USD	94,713,500 PHP	Citi	06/19/2019	—	(21,105)
13,939,405 USD	52,813,000 PLN	Citi	06/19/2019	—	(149,539)
747,417 USD	6,918,000 SEK	Citi	06/19/2019	1,105	—
6,563,852 USD	60,185,500 SEK	Citi	06/19/2019	—	(51,834)
1,161,777 USD	1,574,000 SGD	Citi	06/19/2019	1,363	—
1,884,166 USD	2,540,500 SGD	Citi	06/19/2019	—	(6,812)
551,118 USD	16,975,000 TWD	Citi	06/19/2019	619	—
1,562,609 USD	47,980,000 TWD	Citi	06/19/2019	—	(3,120)
33,431 USD	492,500 ZAR	Citi	06/19/2019	380	—
5,182,309 USD	73,776,498 ZAR	Citi	06/19/2019	—	(117,479)
90,419,000 ZAR	6,284,742 USD	Citi	06/19/2019	77,387	—
79,277,000 ZAR	5,417,536 USD	Citi	06/19/2019	—	(24,909)
2,020,032 AUD	1,449,995 USD	JPMorgan	06/19/2019	13,558	—
2,011,968 AUD	1,428,312 USD	JPMorgan	06/19/2019	—	(2,391)
9,754,497 BRL	2,545,838 USD	JPMorgan	06/19/2019	68,873	—
120,500 BRL	30,567 USD	JPMorgan	06/19/2019	—	(31)
9,000 CAD	6,772 USD	JPMorgan	06/19/2019	24	—
41,000 CAD	30,622 USD	JPMorgan	06/19/2019	—	(119)
16,752 CHF	16,978 USD	JPMorgan	06/19/2019	28	—
145,256 CHF	146,059 USD	JPMorgan	06/19/2019	—	(913)
290,809,000 CLP	435,185 USD	JPMorgan	06/19/2019	7,855	—
2	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
328,115,000 COP	103,807 USD	JPMorgan	06/19/2019	1,318	—
16,963,006 EUR	19,387,857 USD	JPMorgan	06/19/2019	231,876	—
355,217 GBP	468,804 USD	JPMorgan	06/19/2019	4,324	—
11,289 GBP	14,726 USD	JPMorgan	06/19/2019	—	(36)
2,004,000 HKD	256,030 USD	JPMorgan	06/19/2019	133	—
9,500 HKD	1,213 USD	JPMorgan	06/19/2019	—	—
280,121,000 HUF	989,688 USD	JPMorgan	06/19/2019	5,749	—
1,780,664,000 IDR	124,040 USD	JPMorgan	06/19/2019	571	—
4,855,324,500 IDR	335,996 USD	JPMorgan	06/19/2019	—	(668)
1,124,001 ILS	313,204 USD	JPMorgan	06/19/2019	2,087	—
4,876,000 INR	69,760 USD	JPMorgan	06/19/2019	250	—
9,376,500 INR	130,487 USD	JPMorgan	06/19/2019	—	(3,181)
180,434,500 JPY	1,643,994 USD	JPMorgan	06/19/2019	5,880	—
809,858,000 JPY	7,316,696 USD	JPMorgan	06/19/2019	—	(35,779)
22,808,189,980 KRW	20,276,475 USD	JPMorgan	06/19/2019	184,170	—
9,929,000 MXN	507,454 USD	JPMorgan	06/19/2019	2,360	—
8,569,000 MXN	432,940 USD	JPMorgan	06/19/2019	—	(2,970)
9,274,402 NOK	1,084,025 USD	JPMorgan	06/19/2019	5,442	—
18,392,605 NOK	2,114,318 USD	JPMorgan	06/19/2019	—	(24,681)
194,000 NZD	133,284 USD	JPMorgan	06/19/2019	969	—
32,500 NZD	22,109 USD	JPMorgan	06/19/2019	—	(57)
19,471,500 PHP	365,586 USD	JPMorgan	06/19/2019	—	(1,372)
6,564,000 PLN	1,723,473 USD	JPMorgan	06/19/2019	9,563	—
1,170,500 PLN	305,047 USD	JPMorgan	06/19/2019	—	(579)
52,506,999 SEK	5,706,783 USD	JPMorgan	06/19/2019	25,572	—
51,360,001 SEK	5,526,968 USD	JPMorgan	06/19/2019	—	(30,139)
1,062,000 SGD	787,023 USD	JPMorgan	06/19/2019	2,236	—
103,858,976 TWD	3,384,217 USD	JPMorgan	06/19/2019	8,499	—
18,735,024 TWD	608,225 USD	JPMorgan	06/19/2019	—	(717)
1,143,734 USD	1,612,000 AUD	JPMorgan	06/19/2019	2,553	—
1,150,260 USD	1,613,000 AUD	JPMorgan	06/19/2019	—	(3,262)
58,019 USD	229,000 BRL	JPMorgan	06/19/2019	131	—
791,122 USD	3,028,500 BRL	JPMorgan	06/19/2019	—	(22,093)
13,306 USD	17,810 CAD	JPMorgan	06/19/2019	47	—
29,716 USD	39,182 CAD	JPMorgan	06/19/2019	—	(338)
5,664,267 USD	5,623,103 CHF	JPMorgan	06/19/2019	25,288	—
7,087,303 USD	6,986,893 CHF	JPMorgan	06/19/2019	—	(17,840)
2,026 USD	1,388,000 CLP	JPMorgan	06/19/2019	14	—
45,584 USD	30,438,024 CLP	JPMorgan	06/19/2019	—	(857)
116,276 USD	362,063,060 COP	JPMorgan	06/19/2019	—	(3,183)
15,246,015 USD	13,385,500 EUR	JPMorgan	06/19/2019	—	(130,040)
443,786 USD	336,500 GBP	JPMorgan	06/19/2019	—	(3,780)
293,141 USD	2,295,000 HKD	JPMorgan	06/19/2019	—	(86)
4,712,940 USD	1,300,324,993 HUF	JPMorgan	06/19/2019	—	(145,485)
3,533,873 USD	50,506,309,566 IDR	JPMorgan	06/19/2019	—	(31,816)
256,997 USD	922,000 ILS	JPMorgan	06/19/2019	—	(1,793)
1,410,011 USD	100,942,951 INR	JPMorgan	06/19/2019	28,993	—
395,233 USD	27,453,000 INR	JPMorgan	06/19/2019	—	(3,873)
1,359,394 USD	150,560,018 JPY	JPMorgan	06/19/2019	7,499	—
3,496,746 USD	383,284,054 JPY	JPMorgan	06/19/2019	—	(17,017)
1,198,795 USD	23,725,363 MXN	JPMorgan	06/19/2019	8,130	—
4,903,718 USD	95,451,637 MXN	JPMorgan	06/19/2019	—	(48,029)
409,963 USD	3,536,500 NOK	JPMorgan	06/19/2019	1,321	—
4,190,879 USD	35,715,000 NOK	JPMorgan	06/19/2019	—	(37,343)
54,109 USD	79,769 NZD	JPMorgan	06/19/2019	297	—
122,928 USD	179,226 NZD	JPMorgan	06/19/2019	—	(689)
1,806,068 USD	94,713,500 PHP	JPMorgan	06/19/2019	—	(21,107)
13,940,415 USD	52,813,000 PLN	JPMorgan	06/19/2019	—	(150,548)
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
747,418 USD	6,918,000 SEK	JPMorgan	06/19/2019	1,104	—
6,563,860 USD	60,185,500 SEK	JPMorgan	06/19/2019	—	(51,842)
1,161,778 USD	1,574,000 SGD	JPMorgan	06/19/2019	1,362	—
1,884,167 USD	2,540,500 SGD	JPMorgan	06/19/2019	—	(6,812)
551,119 USD	16,975,000 TWD	JPMorgan	06/19/2019	618	—
1,562,611 USD	47,980,000 TWD	JPMorgan	06/19/2019	—	(3,122)
33,431 USD	492,500 ZAR	JPMorgan	06/19/2019	380	—
5,183,148 USD	73,776,502 ZAR	JPMorgan	06/19/2019	—	(118,318)
90,419,000 ZAR	6,284,734 USD	JPMorgan	06/19/2019	77,377	—
79,277,000 ZAR	5,417,530 USD	JPMorgan	06/19/2019	—	(24,915)
Total				1,471,912	(1,893,290)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	16	09/2019	EUR	4,012,400	1,492	—
3-Month Euro Euribor	53	12/2019	EUR	13,291,075	10,154	—
3-Month Euro Euribor	81	03/2020	EUR	20,309,738	19,721	—
3-Month Euro Euribor	93	06/2020	EUR	23,313,938	29,597	—
3-Month Euro Euribor	92	09/2020	EUR	23,056,350	35,133	—
3-Month Euro Euribor	80	12/2020	EUR	20,042,000	37,724	—
3-Month Euro Euribor	44	03/2021	EUR	11,018,700	14,838	—
3-Month Euro Swiss Franc	4	12/2019	CHF	1,007,400	557	—
3-Month Euro Swiss Franc	8	03/2020	CHF	2,014,600	1,141	—
90-Day Sterling	98	09/2019	GBP	12,148,325	17,609	—
90-Day Sterling	81	12/2019	GBP	10,039,950	16,342	—
90-Day Sterling	73	03/2020	GBP	9,049,719	17,833	—
90-Day Sterling	66	06/2020	GBP	8,180,288	16,957	—
90-Day Sterling	60	09/2020	GBP	7,433,625	14,825	—
90-Day Sterling	57	12/2020	GBP	7,059,450	13,628	—
90-Day Sterling	47	03/2021	GBP	5,819,481	15,157	—
Amsterdam Index	26	04/2019	EUR	2,849,288	67,555	—
Australian 10-Year Bond	154	06/2019	AUD	21,337,707	264,755	—
Australian 3-Year Bond	682	06/2019	AUD	77,503,919	279,501	—
Banker’s Acceptance	28	09/2019	CAD	6,862,450	11,701	—
Banker’s Acceptance	25	12/2019	CAD	6,128,438	5,180	—
Brent Crude	71	04/2019	USD	4,798,180	27,095	—
British Pound	376	06/2019	USD	30,681,600	—	(293,959)
CAC40 Index	280	04/2019	EUR	14,960,400	263,333	—
Canadian Dollar	321	06/2019	USD	24,084,630	103,357	—
Canadian Government 10-Year Bond	41	06/2019	CAD	5,700,640	82,104	—
Copper	2	06/2019	USD	324,325	2,783	—
DJIA Mini E	20	06/2019	USD	2,593,300	37,081	—
EURO STOXX 50	199	06/2019	EUR	6,511,280	18,148	—
Euro-Bobl	4	06/2019	EUR	532,560	440	—
Euro-Bund	10	06/2019	EUR	1,663,400	41,474	—
Euro-Buxl 30-Year	1	06/2019	EUR	191,660	10,675	—
Eurodollar 90-Day	251	09/2019	USD	61,206,350	100,328	—
Eurodollar 90-Day	242	12/2019	USD	59,029,850	120,062	—
Eurodollar 90-Day	249	03/2020	USD	60,808,913	127,156	—
Eurodollar 90-Day	309	06/2020	USD	75,531,188	183,092	—
Eurodollar 90-Day	325	09/2020	USD	79,495,000	237,274	—
Eurodollar 90-Day	330	12/2020	USD	80,730,375	273,224	—
Eurodollar 90-Day	335	03/2021	USD	81,974,500	256,158	—
Euro-Schatz	68	06/2019	EUR	7,614,300	5,230	—
FTSE 100 Index	255	06/2019	GBP	18,389,325	459,804	—
FTSE/JSE Top 40 Index	36	06/2019	ZAR	18,281,880	682	—
4	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/MIB Index	1	06/2019	EUR	103,705	—	(880)
Gas Oil	62	05/2019	USD	3,764,950	—	(2,761)
Hang Seng Index	2	04/2019	HKD	2,907,700	3,909	—
H-Shares Index	17	04/2019	HKD	9,667,900	7,987	—
IBEX 35 Index	39	04/2019	EUR	3,583,476	—	(27,885)
Japanese 10-Year Government Bond	11	06/2019	JPY	1,686,080,000	53,221	—
Long Gilt	86	06/2019	GBP	11,125,820	121,077	—
MSCI EAFE Index Future	1	06/2019	USD	93,320	—	(661)
MSCI Taiwan Index	57	04/2019	USD	2,226,990	22,864	—
NASDAQ 100 E-mini	39	06/2019	USD	5,772,390	205,670	—
Natural Gas	30	04/2019	USD	798,600	—	(42,469)
New Zealand Dollar	795	06/2019	USD	54,211,050	—	(239,503)
Nickel	13	06/2019	USD	1,012,830	—	(13,719)
NY Harbor ULSD Heat Oil	6	04/2019	USD	496,793	—	(2,511)
OMXS30 Index	330	04/2019	SEK	51,026,250	33,071	—
Platinum	2	07/2019	USD	85,410	—	(854)
RBOB Gasoline	1	04/2019	USD	79,065	—	(559)
Russell 2000 E-mini	6	06/2019	USD	463,140	—	(2,826)
S&P 500 E-mini	28	06/2019	USD	3,972,920	90,899	—
S&P/TSX 60 Index	261	06/2019	CAD	49,960,620	142,042	—
SPI 200 Index	86	06/2019	AUD	13,267,650	24,894	—
U.S. Long Bond	84	06/2019	USD	12,571,125	313,990	—
U.S. Treasury 10-Year Note	178	06/2019	USD	22,110,938	302,636	—
U.S. Treasury 2-Year Note	384	06/2019	USD	81,828,000	283,385	—
U.S. Treasury 5-Year Note	321	06/2019	USD	37,180,828	327,914	—
U.S. Ultra Treasury Bond	41	06/2019	USD	6,888,000	201,036	—
WTI Crude	19	04/2019	USD	1,142,660	13,553	—
Total					5,389,048	(628,587)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Swiss Franc	(1)	09/2019	CHF	(251,850)	—	(51)
Australian Dollar	(782)	06/2019	USD	(55,592,380)	—	(307,514)
Cocoa	(15)	05/2019	GBP	(259,200)	—	(11,582)
Cocoa	(42)	05/2019	USD	(957,600)	—	(38,876)
Cocoa	(5)	07/2019	GBP	(84,300)	—	(827)
Cocoa	(11)	07/2019	USD	(249,700)	—	(1,058)
Coffee	(77)	05/2019	USD	(2,728,688)	260,072	—
Corn	(49)	05/2019	USD	(873,425)	65,149	—
Cotton	(20)	05/2019	USD	(776,100)	—	(38,540)
DAX Index	(5)	06/2019	EUR	(1,441,813)	—	(9,931)
Euro FX	(859)	06/2019	USD	(121,210,269)	378,490	—
Gold 100 oz.	(27)	06/2019	USD	(3,505,950)	32,178	—
Japanese Yen	(433)	06/2019	USD	(49,137,381)	5,142	—
KOSPI 200 Index	(1)	06/2019	KRW	(69,300,000)	600	—
Lean Hogs	(20)	06/2019	USD	(708,400)	—	(65,363)
MSCI Singapore IX ETS	(16)	04/2019	SGD	(575,520)	—	(2,664)
Primary Aluminum	(7)	06/2019	USD	(334,425)	—	(6,537)
Silver	(23)	05/2019	USD	(1,737,650)	26,295	—
Soybean	(63)	05/2019	USD	(2,785,388)	99,356	—
Soybean Meal	(104)	05/2019	USD	(3,187,600)	34,654	—
Soybean Oil	(41)	05/2019	USD	(697,656)	30,675	—
Sugar #11	(249)	04/2019	USD	(3,494,366)	—	(21,019)
TOPIX Index	(70)	06/2019	JPY	(1,114,400,000)	—	(10,854)
Wheat	(92)	05/2019	USD	(1,978,000)	226,510	—
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	(96)	05/2019	USD	(2,197,200)	215,658	—
Zinc	(2)	06/2019	USD	(146,738)	—	(13,067)
Total					1,374,779	(527,883)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Jun 19	Barclays	06/2019	EUR	44,735,040	—	—	370,062	—
Euro-Bund Jun 19	Barclays	06/2019	EUR	18,630,080	—	—	311,853	—
Euro-Buxl 30-Year Jun 19	Barclays	06/2019	EUR	1,533,280	—	—	75,119	—
Euro-Schatz Jun 19	Barclays	06/2019	EUR	37,175,700	—	—	41,705	—
Japanese 10-Year Government Bond Jun 19	Barclays	06/2019	JPY	5,211,520,000	—	—	163,882	—
Long Gilt Jun 19	Barclays	06/2019	GBP	8,797,160	—	—	169,851	—
Coffee May 19	Citi	05/2019	USD	(3,189,375)	—	—	214,770	—
Corn May 19	Citi	05/2019	USD	(7,468,675)	—	—	476,430	—
Cotton May 19	Citi	05/2019	USD	(1,047,735)	—	—	—	(67,853)
Primary Aluminum Jun 19	Citi	06/2019	USD	(1,051,050)	—	—	—	(23,237)
Soybean May 19	Citi	05/2019	USD	(6,808,725)	—	—	178,398	—
Soybean Meal May 19	Citi	05/2019	USD	(1,930,950)	—	—	29,341	—
Soybean Oil May 19	Citi	05/2019	USD	(1,072,008)	—	—	60,869	—
Sugar #11 May 19	Citi	04/2019	USD	(42,101)	—	—	630	—
Wheat May 19	Citi	05/2019	USD	(21,500)	—	—	3,667	—
Wheat May 19	Citi	05/2019	USD	(3,753,550)	—	—	—	(9,928)
Hang Seng Index Apr 19	JPMorgan	04/2019	HKD	4,361,550	—	—	5,374	—
H-Shares Index Apr 19	JPMorgan	04/2019	HKD	72,793,600	—	—	100,058	—
Swiss Market Index Jun 19	JPMorgan	06/2019	CHF	3,069,000	—	—	55,092	—
TAIEX Apr 19	JPMorgan	04/2019	TWD	2,119,600	—	—	1,258	—
Total					—	—	2,258,359	(101,018)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	102,044,857	134,332,708	(140,957,882)	95,419,683	(964)	964	964,818	95,410,141
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
6	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	70,158,926	—	—	—	70,158,926
Money Market Funds	70,010,500	—	—	95,410,141	165,420,641
Total Investments in Securities	140,169,426	—	—	95,410,141	235,579,567
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,471,912	—	—	1,471,912
Futures Contracts	6,763,827	—	—	—	6,763,827
Swap Contracts	—	2,258,359	—	—	2,258,359
Liability
Forward Foreign Currency Exchange Contracts	—	(1,893,290)	—	—	(1,893,290)
Futures Contracts	(1,156,470)	—	—	—	(1,156,470)
Swap Contracts	—	(101,018)	—	—	(101,018)
Total	145,776,783	1,735,963	—	95,410,141	242,922,887
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 13.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	757,466	23,754,134
Verizon Communications, Inc.	192,873	11,404,580
Total		35,158,714
Entertainment 2.0%
Activision Blizzard, Inc.	300,774	13,694,240
Electronic Arts, Inc.(a)	170,810	17,359,420
Total		31,053,660
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	22,171	26,092,828
Alphabet, Inc., Class C(a)	28,779	33,766,689
Facebook, Inc., Class A(a)	170,619	28,440,481
Total		88,299,998
Media 2.6%
Comcast Corp., Class A	972,452	38,878,631
Wireless Telecommunication Services 0.6%
T-Mobile U.S.A., Inc.(a)	140,326	9,696,527
Total Communication Services		203,087,530
Consumer Discretionary 11.5%
Hotels, Restaurants & Leisure 2.7%
Aramark	250,670	7,407,299
Las Vegas Sands Corp.	126,555	7,714,793
McDonald’s Corp.	95,715	18,176,278
Restaurant Brands International, Inc.	121,922	7,938,341
Total		41,236,711
Household Durables 0.5%
D.R. Horton, Inc.	186,165	7,703,508
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.(a)	30,262	53,889,056
eBay, Inc.	558,420	20,739,719
Lyft, Inc., Class A(a)	32,113	2,514,127
Total		77,142,902
Multiline Retail 0.3%
Dollar General Corp.	41,928	5,002,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.8%
Lowe’s Companies, Inc.	257,552	28,194,218
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	69,985	8,534,671
Tapestry, Inc.	258,663	8,403,961
Total		16,938,632
Total Consumer Discretionary		176,217,981
Consumer Staples 7.0%
Beverages 0.4%
Constellation Brands, Inc., Class A	36,925	6,474,060
Food & Staples Retailing 1.0%
Sysco Corp.	227,234	15,170,142
Food Products 2.1%
ConAgra Foods, Inc.	296,953	8,237,476
Mondelez International, Inc., Class A	487,701	24,346,034
Total		32,583,510
Household Products 0.8%
Colgate-Palmolive Co.	172,335	11,811,841
Tobacco 2.7%
Philip Morris International, Inc.	456,730	40,370,365
Total Consumer Staples		106,409,918
Energy 5.2%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	301,265	13,126,116
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.	393,831	10,830,352
Chevron Corp.	306,921	37,806,529
EOG Resources, Inc.	186,410	17,742,504
Total		66,379,385
Total Energy		79,505,501
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.9%
Banks 6.5%
Citigroup, Inc.	518,219	32,243,586
JPMorgan Chase & Co.	374,150	37,875,205
Wells Fargo & Co.	621,964	30,053,300
Total		100,172,091
Capital Markets 2.1%
BlackRock, Inc.	35,870	15,329,762
Morgan Stanley	396,335	16,725,337
Total		32,055,099
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	242,308	48,677,254
Insurance 1.1%
Aon PLC	98,678	16,844,335
Total Financials		197,748,779
Health Care 13.3%
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc.(a)	111,328	15,049,319
Biogen, Inc.(a)	16,705	3,948,728
Total		18,998,047
Health Care Equipment & Supplies 4.8%
Abbott Laboratories	154,117	12,320,113
Baxter International, Inc.	126,840	10,313,360
Dentsply Sirona, Inc.	244,700	12,134,673
Medtronic PLC	416,518	37,936,460
Total		72,704,606
Health Care Providers & Services 1.8%
Anthem, Inc.	51,815	14,869,869
Cigna Corp.	46,231	7,434,869
CVS Health Corp.	90,835	4,898,732
Total		27,203,470
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	84,298	6,775,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.1%
Allergan PLC	110,039	16,110,810
Bristol-Myers Squibb Co.	123,715	5,902,443
Johnson & Johnson	232,964	32,566,037
Pfizer, Inc.	556,624	23,639,821
Total		78,219,111
Total Health Care		203,901,107
Industrials 6.3%
Aerospace & Defense 2.2%
Harris Corp.	109,470	17,483,454
Northrop Grumman Corp.	59,710	16,097,816
Total		33,581,270
Air Freight & Logistics 0.5%
FedEx Corp.	38,850	7,047,779
Electrical Equipment 1.0%
Emerson Electric Co.	223,183	15,281,340
Industrial Conglomerates 2.0%
Honeywell International, Inc.	189,922	30,182,404
Machinery 0.6%
Caterpillar, Inc.	71,645	9,707,181
Total Industrials		95,799,974
Information Technology 22.3%
Communications Equipment 1.5%
Cisco Systems, Inc.	416,870	22,506,811
IT Services 6.9%
Fidelity National Information Services, Inc.	203,617	23,029,083
First Data Corp., Class A(a)	633,416	16,639,838
MasterCard, Inc., Class A	199,947	47,077,521
Total System Services, Inc.	127,044	12,070,450
Worldpay, Inc., Class A(a)	55,965	6,352,028
Total		105,168,920

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	44,017	13,236,352
Lam Research Corp.	86,550	15,493,315
Marvell Technology Group Ltd.	274,250	5,454,833
NVIDIA Corp.	52,450	9,417,922
NXP Semiconductors NV	71,755	6,342,424
Total		49,944,846
Software 7.0%
Adobe, Inc.(a)	39,500	10,526,355
CDK Global, Inc.	91,865	5,403,499
Microsoft Corp.	718,675	84,760,530
Palo Alto Networks, Inc.(a)	25,358	6,158,951
Total		106,849,335
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	291,388	55,349,151
Total Information Technology		339,819,063
Materials 3.7%
Chemicals 3.0%
Air Products & Chemicals, Inc.	81,390	15,542,235
DowDuPont, Inc.	386,962	20,628,944
Sherwin-Williams Co. (The)	23,134	9,964,045
Total		46,135,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%
Newmont Mining Corp.	289,650	10,360,780
Total Materials		56,496,004
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	108,499	21,380,813
Total Real Estate		21,380,813
Utilities 1.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	174,636	14,625,765
Total Utilities		14,625,765
Total Common Stocks (Cost $1,254,061,244)		1,494,992,435

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	36,023,870	36,020,267
Total Money Market Funds (Cost $36,020,267)		36,020,267
Total Investments in Securities (Cost: $1,290,081,511)		1,531,012,702
Other Assets & Liabilities, Net		(4,357,136)
Net Assets		1,526,655,566

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	21,923,464	104,906,819	(90,806,413)	36,023,870	—	—	161,993	36,020,267
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	203,087,530	—	—	—	203,087,530
Consumer Discretionary	176,217,981	—	—	—	176,217,981
Consumer Staples	106,409,918	—	—	—	106,409,918
Energy	79,505,501	—	—	—	79,505,501
Financials	197,748,779	—	—	—	197,748,779
Health Care	203,901,107	—	—	—	203,901,107
Industrials	95,799,974	—	—	—	95,799,974
Information Technology	339,819,063	—	—	—	339,819,063
4	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	56,496,004	—	—	—	56,496,004
Real Estate	21,380,813	—	—	—	21,380,813
Utilities	14,625,765	—	—	—	14,625,765
Total Common Stocks	1,494,992,435	—	—	—	1,494,992,435
Money Market Funds	—	—	—	36,020,267	36,020,267
Total Investments in Securities	1,494,992,435	—	—	36,020,267	1,531,012,702
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	5,361,514	5,341,412
Series 2017-20E Class 1
05/01/2037	2.880%	485,680	486,120
Series 2017-20F Class 1
06/01/2037	2.810%	3,962,291	3,947,501
Series 2017-20G Class 1
07/01/2037	2.980%	3,352,483	3,375,893
Series 2017-20H Class 1
08/01/2037	2.750%	2,915,296	2,891,730
Series 2017-20I Class 1
09/01/2037	2.590%	5,238,117	5,116,731
Total Asset-Backed Securities — Agency (Cost $21,315,381)			21,159,387

Corporate Bonds & Notes 52.8%

Aerospace & Defense 0.6%
Northrop Grumman Corp.
01/15/2028	3.250%	3,890,000	3,824,107
10/15/2047	4.030%	5,805,000	5,726,679
Total			9,550,786
Automotive 0.4%
Ford Motor Co.
12/08/2046	5.291%	6,580,000	5,516,225
Banking 5.7%
Bank of America Corp.(a)
12/20/2028	3.419%	1,310,000	1,282,143
02/07/2030	3.974%	12,170,000	12,406,268
Capital One Financial Corp.
01/31/2028	3.800%	8,910,000	8,790,517
Citigroup, Inc.
07/23/2048	4.650%	8,210,000	8,813,427
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	2,175,000	2,172,479
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	10,470,000	11,084,348
JPMorgan Chase & Co.(a)
01/23/2049	3.897%	14,635,000	14,164,075
Morgan Stanley(a)
01/23/2030	4.431%	7,984,000	8,415,934
Wells Fargo & Co.
01/24/2029	4.150%	14,690,000	15,352,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/04/2044	4.650%	3,010,000	3,092,474
Total			85,574,434
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	6,245,000	6,222,268
Comcast Corp.
08/15/2047	4.000%	4,690,000	4,575,231
10/15/2048	4.700%	2,028,000	2,201,574
11/01/2052	4.049%	8,651,000	8,375,094
Time Warner Cable LLC
09/15/2042	4.500%	5,125,000	4,494,328
Total			25,868,495
Chemicals 0.9%
Dow Chemical Co. (The)
11/15/2042	4.375%	4,500,000	4,292,905
DowDuPont, Inc.
11/15/2048	5.419%	3,205,000	3,615,093
LYB International Finance BV
07/15/2043	5.250%	5,040,000	5,162,951
Total			13,070,949
Diversified Manufacturing 0.8%
3M Co.
10/15/2047	3.625%	1,920,000	1,891,839
United Technologies Corp.
11/16/2028	4.125%	5,020,000	5,219,901
11/16/2048	4.625%	3,930,000	4,165,101
Total			11,276,841
Electric 7.2%
Alabama Power Co.
02/15/2033	5.700%	716,000	846,678
CMS Energy Corp.
03/01/2024	3.875%	1,960,000	2,008,416
02/15/2027	2.950%	6,374,000	6,088,457
03/31/2043	4.700%	3,222,000	3,374,562
03/01/2044	4.875%	4,615,000	5,083,972
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	5,360,000	5,191,278
DTE Energy Co.
10/01/2026	2.850%	19,123,000	18,195,840
Duke Energy Corp.
09/01/2046	3.750%	18,165,000	16,997,699
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	8,080,000	8,379,833
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,337,016
Indiana Michigan Power Co.
07/01/2047	3.750%	12,129,000	11,541,095
Mississippi Power Co.
03/30/2028	3.950%	4,620,000	4,669,314
PPL Capital Funding, Inc.
05/15/2026	3.100%	4,705,000	4,517,016
Southern California Edison Co.
10/01/2043	4.650%	2,090,000	2,128,358
03/01/2048	4.125%	2,200,000	2,099,746
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,156,242
Southern Co. (The)
07/01/2046	4.400%	9,215,000	9,265,775
Xcel Energy, Inc.
09/15/2041	4.800%	4,854,000	5,244,004
Total			108,125,301
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,090,000	19,534,423
Food and Beverage 4.3%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	22,130,000	24,599,841
Bacardi Ltd.(b)
05/15/2038	5.150%	9,321,000	8,927,421
05/15/2048	5.300%	915,000	875,989
Conagra Brands, Inc.
11/01/2048	5.400%	6,130,000	6,154,735
Kraft Heinz Foods Co.
06/01/2046	4.375%	14,436,000	12,490,706
Mars, Inc.(b)
04/01/2059	4.200%	3,350,000	3,426,862
Molson Coors Brewing Co.
07/15/2046	4.200%	582,000	516,706
PepsiCo, Inc.
10/06/2046	3.450%	1,410,000	1,359,965
Sysco Corp.
04/01/2046	4.500%	1,865,000	1,896,546
Tyson Foods, Inc.
06/02/2047	4.550%	1,960,000	1,851,524
09/28/2048	5.100%	1,734,000	1,764,974
Total			63,865,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.8%
Abbott Laboratories
11/30/2046	4.900%	3,360,000	3,886,267
Becton Dickinson and Co.
06/06/2027	3.700%	2,560,000	2,550,100
05/15/2044	4.875%	4,119,000	4,206,961
12/15/2044	4.685%	1,115,000	1,148,062
Cardinal Health, Inc.
06/15/2047	4.368%	5,395,000	4,757,074
CVS Health Corp.
03/25/2048	5.050%	9,701,000	9,769,770
Halfmoon Parent, Inc.(b)
12/15/2048	4.900%	8,040,000	8,300,617
McKesson Corp.
05/30/2029	4.750%	2,620,000	2,744,343
Medtronic, Inc.
03/15/2045	4.625%	914,000	1,043,592
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,301,525
Total			41,708,311
Healthcare Insurance 0.8%
Aetna, Inc.
08/15/2047	3.875%	1,765,000	1,527,405
Anthem, Inc.
08/15/2044	4.650%	2,795,000	2,897,034
UnitedHealth Group, Inc.
10/15/2047	3.750%	8,415,000	8,180,962
Total			12,605,401
Independent Energy 1.3%
Apache Corp.
04/15/2043	4.750%	2,448,000	2,302,126
Canadian Natural Resources Ltd.
06/01/2047	4.950%	3,840,000	4,168,980
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,080,263
Hess Corp.
02/15/2041	5.600%	3,895,000	3,943,793
Noble Energy, Inc.
11/15/2043	5.250%	3,650,000	3,720,814
Woodside Finance Ltd.(b)
03/04/2029	4.500%	2,260,000	2,304,009
Total			19,519,985

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
Cenovus Energy, Inc.
09/15/2042	4.450%	72,000	63,635
09/15/2043	5.200%	3,050,000	2,870,721
Shell International Finance BV
05/11/2045	4.375%	4,880,000	5,328,955
Total			8,263,311
Life Insurance 2.9%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,460,282
Brighthouse Financial, Inc.
06/22/2047	4.700%	552,000	441,465
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	1,600,000	1,700,088
01/24/2077	4.850%	6,023,000	6,358,355
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	5,318,000	5,261,879
MetLife, Inc.
03/01/2045	4.050%	6,200,000	6,178,864
Prudential Financial, Inc.
05/15/2044	4.600%	7,320,000	7,812,621
Teachers Insurance & Annuity Association of America(b)
Subordinated
05/15/2047	4.270%	6,596,000	6,781,011
Voya Financial, Inc.
06/15/2046	4.800%	6,020,000	6,227,913
Total			43,222,478
Media and Entertainment 1.1%
Discovery Communications LLC
09/20/2047	5.200%	2,883,000	2,803,271
Fox Corp.(b)
01/25/2039	5.476%	3,350,000	3,704,959
Walt Disney Co. (The)(b)
09/15/2044	4.750%	5,500,000	6,322,541
Warner Media LLC
12/15/2043	5.350%	2,790,000	2,947,772
Total			15,778,543
Midstream 3.8%
Enterprise Products Operating LLC
02/15/2045	5.100%	1,269,000	1,388,989
02/15/2048	4.250%	7,495,000	7,310,803
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,925,000	1,928,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	11,960,000	12,245,569
MPLX LP
04/15/2048	4.700%	6,355,000	6,069,228
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	7,895,000	7,331,660
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	740,419
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	4,465,000	4,458,508
Western Gas Partners LP
08/15/2048	5.500%	5,335,000	5,198,397
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,100,000	10,378,700
Total			57,051,035
Natural Gas 1.3%
NiSource, Inc.
02/15/2044	4.800%	3,351,000	3,520,504
05/15/2047	4.375%	7,384,000	7,463,090
Sempra Energy
11/15/2025	3.750%	2,550,000	2,542,276
06/15/2027	3.250%	374,000	357,603
02/01/2028	3.400%	5,650,000	5,446,419
Total			19,329,892
Oil Field Services 0.1%
Halliburton Co.
11/15/2045	5.000%	1,945,000	2,069,404
Pharmaceuticals 3.0%
AbbVie, Inc.
11/06/2042	4.400%	2,440,000	2,253,235
11/14/2048	4.875%	7,530,000	7,396,553
Allergan Funding SCS
06/15/2044	4.850%	3,290,000	3,270,490
Amgen, Inc.
06/15/2051	4.663%	7,930,000	7,975,804
Celgene Corp.
02/20/2048	4.550%	2,560,000	2,597,932
Gilead Sciences, Inc.
03/01/2047	4.150%	5,745,000	5,535,520
Johnson & Johnson
12/05/2033	4.375%	10,574,000	11,833,776
Pfizer, Inc.
03/15/2049	4.000%	3,345,000	3,456,693
Total			44,320,003

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
Liberty Mutual Group, Inc.(b)
08/01/2044	4.850%	3,880,000	3,962,019
Travelers Companies, Inc. (The)
05/30/2047	4.000%	2,405,000	2,451,020
Total			6,413,039
Railroads 1.3%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,517,281
CSX Corp.
11/15/2048	4.750%	850,000	918,939
03/15/2049	4.500%	1,474,000	1,544,504
05/01/2050	3.950%	1,140,000	1,077,495
11/01/2066	4.250%	6,128,000	5,689,346
Norfolk Southern Corp.
08/15/2052	4.050%	2,000,000	1,949,380
Union Pacific Corp.
10/01/2051	3.799%	5,445,000	5,109,305
09/10/2058	4.800%	1,805,000	1,966,463
Total			19,772,713
Restaurants 0.5%
McDonald’s Corp.
09/01/2048	4.450%	7,195,000	7,386,265
Retailers 1.7%
CVS Pass-Through Trust(b)
01/10/2036	4.704%	8,028,758	8,255,274
Home Depot, Inc. (The)
06/15/2047	3.900%	4,500,000	4,550,377
Lowe’s Companies, Inc.
05/03/2047	4.050%	6,120,000	5,754,024
Target Corp.
04/15/2046	3.625%	4,000,000	3,783,912
Walmart, Inc.
12/15/2047	3.625%	2,630,000	2,598,932
Total			24,942,519
Supermarkets 0.5%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,030,115
02/01/2047	4.450%	3,705,000	3,361,628
01/15/2048	4.650%	1,915,000	1,782,570
01/15/2049	5.400%	1,000,000	1,035,697
Total			7,210,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.7%
Apple, Inc.
02/09/2045	3.450%	4,925,000	4,688,512
09/12/2047	3.750%	3,690,000	3,670,668
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	8,900,000	8,503,185
Intel Corp.
05/11/2047	4.100%	3,000,000	3,175,035
International Business Machines Corp.
02/19/2046	4.700%	1,365,000	1,490,020
Microsoft Corp.
08/08/2046	3.700%	11,545,000	11,818,824
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,336,131
07/15/2046	4.000%	2,500,000	2,512,565
QUALCOMM, Inc.
05/20/2047	4.300%	1,665,000	1,586,124
Total			40,781,064
Tobacco 0.5%
Altria Group, Inc.
02/14/2039	5.800%	4,325,000	4,583,315
BAT Capital Corp.
08/15/2047	4.540%	3,390,000	2,965,111
Total			7,548,426
Transportation Services 1.3%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	4,306,000	4,068,916
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,357,720
04/01/2046	4.550%	7,070,000	6,806,183
United Parcel Service, Inc.
03/15/2049	4.250%	5,545,000	5,736,136
Total			19,968,955
Wireless 0.2%
Vodafone Group PLC
05/30/2048	5.250%	3,495,000	3,488,195
Wirelines 3.2%
AT&T, Inc.
03/01/2029	4.350%	2,124,000	2,169,422
03/01/2039	4.850%	13,794,000	13,875,247
06/15/2045	4.350%	9,315,000	8,580,345
Orange SA
01/13/2042	5.375%	3,200,000	3,642,163

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	3,853,504
Verizon Communications, Inc.
03/15/2055	4.672%	16,135,000	16,450,778
Total			48,571,459
Total Corporate Bonds & Notes (Cost $791,825,959)			792,333,731

Foreign Government Obligations(c) 0.6%

Mexico 0.6%
Mexico Government International Bond
01/15/2047	4.350%	6,000,000	5,617,008
Petroleos Mexicanos
09/21/2047	6.750%	3,400,000	3,118,789
Total			8,735,797
Total Foreign Government Obligations (Cost $8,972,755)			8,735,797

U.S. Treasury Obligations 42.4%

U.S. Treasury
10/31/2019	1.500%	1,413,000	1,405,270
09/30/2022	1.875%	10,539,000	10,414,182
10/31/2022	2.000%	17,764,000	17,622,680
10/31/2024	2.250%	2,376,000	2,372,383
02/28/2025	2.750%	17,500,000	17,941,446
08/15/2027	2.250%	8,800,000	8,716,269
05/15/2028	2.875%	5,000,000	5,194,020
02/15/2031	5.375%	4,000,000	5,199,063
02/15/2036	4.500%	30,000,000	37,987,772
05/15/2038	4.500%	30,000,000	38,573,362
02/15/2039	3.500%	49,000,000	55,519,695
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2039	4.375%	6,300,000	8,004,578
08/15/2040	3.875%	10,000,000	11,907,364
02/15/2041	4.750%	8,000,000	10,700,790
05/15/2041	4.375%	25,383,000	32,370,937
05/15/2043	2.875%	17,600,000	17,869,587
08/15/2044	3.125%	16,500,000	17,484,542
11/15/2044	3.000%	10,000,000	10,369,974
11/15/2045	3.000%	12,000,000	12,454,779
11/15/2046	2.875%	8,000,000	8,101,967
11/15/2047	2.750%	26,500,000	26,124,967
02/15/2048	3.000%	101,200,000	104,748,126
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	126,638,289
U.S. Treasury(e)
STRIPS
11/15/2019	0.000%	11,055,900	10,894,812
02/15/2040	0.000%	38,410,800	21,949,671
11/15/2041	0.000%	13,661,000	7,285,689
05/15/2043	0.000%	19,069,000	9,639,528
Total U.S. Treasury Obligations (Cost $616,781,056)			637,491,742

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(f),(g)	30,230,281	30,227,258
Total Money Market Funds (Cost $30,227,258)		30,227,258
Total Investments in Securities (Cost: $1,469,122,409)		1,489,947,915
Other Assets & Liabilities, Net		11,805,934
Net Assets		1,501,753,849

At March 31, 2019, securities and/or cash totaling $2,196,807 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,032	06/2019	USD	154,445,250	4,233,594	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(556)	06/2019	USD	(69,065,625)	—	(1,034,876)
U.S. Treasury 2-Year Note	(16)	06/2019	USD	(3,409,500)	—	(12,661)
U.S. Treasury 5-Year Note	(188)	06/2019	USD	(21,775,688)	—	(206,016)
U.S. Ultra Treasury Bond	(132)	06/2019	USD	(22,176,000)	—	(863,453)
Total					—	(2,117,006)
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $70,249,940, which represents 4.68% of total net assets.
(c)	Principal and interest may not be guaranteed by the government.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	40,485,237	101,454,526	(111,709,482)	30,230,281	—	—	222,269	30,227,258
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	21,159,387	—	—	21,159,387
Corporate Bonds & Notes	—	792,333,731	—	—	792,333,731
Foreign Government Obligations	—	8,735,797	—	—	8,735,797
U.S. Treasury Obligations	587,722,042	49,769,700	—	—	637,491,742
Money Market Funds	—	—	—	30,227,258	30,227,258
Total Investments in Securities	587,722,042	871,998,615	—	30,227,258	1,489,947,915
Investments in Derivatives
Asset
Futures Contracts	4,233,594	—	—	—	4,233,594
Liability
Futures Contracts	(2,117,006)	—	—	—	(2,117,006)
Total	589,838,630	871,998,615	—	30,227,258	1,492,064,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2019	7

Portfolio of Investments
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 6.0%
Alumina Ltd.	1,463,712	2,520,671
Appen Ltd.	178,272	2,833,089
Aristocrat Leisure Ltd.	536,049	9,349,066
BHP Group Ltd.	471,264	12,881,217
BlueScope Steel Ltd.	936,007	9,290,336
Bravura Solutions Ltd.	958,804	3,728,867
CIMIC Group Ltd.	433,826	14,901,599
Coca-Cola Amatil Ltd.	327,241	2,011,237
Cochlear Ltd.	67,411	8,311,934
CSL Ltd.	372,954	51,748,243
Inghams Group Ltd.	2,396,519	7,440,507
Link Administration Holdings Ltd.	317,586	1,667,815
Qantas Airways Ltd.	5,265,407	21,187,667
Regis Resources Ltd.	1,318,187	4,960,157
Sandfire Resources NL	800,025	3,932,128
Santos Ltd.	1,440,093	6,972,597
Saracen Mineral Holdings Ltd.(a)	6,368,547	13,116,579
St. Barbara Ltd.	1,279,041	3,060,598
Wesfarmers Ltd.	194,896	4,799,301
Total		184,713,608
Austria 0.1%
Raiffeisen Bank International AG	111,223	2,496,536
Belgium 0.7%
Proximus SADP	213,821	6,166,640
UCB SA	161,966	13,909,835
Total		20,076,475
China 0.2%
Health & Happiness H&H International Holdings Ltd.(a)	747,500	4,689,672
Denmark 0.8%
H Lundbeck A/S	65,549	2,836,510
Novo Nordisk A/S, Class B	443,178	23,199,690
Total		26,036,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.4%
Fortum OYJ	88,059	1,800,763
Neste OYJ	94,726	10,094,597
Total		11,895,360
France 9.9%
Air France-KLM(a)	278,334	3,130,018
AXA SA	375,051	9,436,605
BNP Paribas SA	230,717	11,027,760
Electricite de France SA	2,090,797	28,589,842
Engie SA	968,555	14,428,413
Faurecia SA	334,614	14,068,244
Hermes International	30,824	20,338,092
Ipsen SA	148,893	20,409,938
Kering SA	36,862	21,138,099
L’Oreal SA	104,607	28,138,835
Orange SA	949,535	15,444,547
Peugeot SA	1,441,407	35,151,378
Total SA	1,205,206	66,948,078
Unibail-Rodamco-Westfield	84,460	13,845,746
Total		302,095,595
Germany 7.5%
Adidas AG	32,143	7,809,820
Allianz SE, Registered Shares	340,735	75,786,499
Continental AG	98,655	14,851,414
Covestro AG	362,189	19,916,121
Deutsche Lufthansa AG, Registered Shares	605,983	13,299,536
Deutsche Telekom AG, Registered Shares	579,544	9,618,284
Hugo Boss AG	179,866	12,283,437
MTU Aero Engines AG	186,553	42,229,855
SAP SE	210,496	24,320,767
Siltronic AG	94,091	8,300,185
Total		228,415,918
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.9%
CK Asset Holdings Ltd.	2,245,500	19,997,967
Hang Seng Bank Ltd.	289,100	7,138,718
Jardine Matheson Holdings Ltd.	294,200	18,366,797
Kerry Properties Ltd.	1,685,000	7,533,335
Link REIT (The)	629,000	7,364,120
Sands China Ltd.	5,663,200	28,502,600
Swire Pacific Ltd., Class A	1,860,500	23,964,913
Xinyi Glass Holdings Ltd.	5,036,000	5,782,852
Total		118,651,302
Ireland 0.2%
ICON PLC(a)	33,758	4,610,668
Israel 0.3%
Attunity Ltd.(a)	136,419	3,199,026
Israel Discount Bank Ltd.	2,069,055	7,170,201
Total		10,369,227
Italy 4.0%
Enel SpA	10,204,065	65,290,339
ENI SpA	892,580	15,773,722
Fiat Chrysler Automobiles NV(a)	534,358	7,955,452
Intesa Sanpaolo SpA	6,268,158	15,264,970
Poste Italiane SpA	596,832	5,805,874
UniCredit SpA	1,074,553	13,775,084
Total		123,865,441
Japan 23.9%
Advantest Corp.	796,800	18,611,290
AGC, Inc.	307,100	10,787,029
Canon, Inc.	412,500	11,976,962
Capcom Co., Ltd.	529,700	11,888,541
Daicel Corp.	1,547,100	16,849,333
Dai-ichi Life Holdings, Inc.	973,600	13,553,809
Daiwa House Industry Co., Ltd.	1,710,400	54,472,169
DIP Corp.	178,500	3,095,914
DMG Mori Co., Ltd.	437,700	5,441,629
East Japan Railway Co.	396,100	38,249,816
FUJIFILM Holdings Corp.	274,900	12,521,161
Fukuoka Financial Group, Inc.	444,100	9,861,517
Hitachi Capital Corp.	143,500	3,332,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Hitachi Ltd.	383,000	12,443,911
Honda Motor Co., Ltd.	484,500	13,159,397
IHI Corp.	96,600	2,327,136
Japan Post Holdings Co., Ltd.	4,178,100	48,899,912
JFE Holdings, Inc.	963,600	16,401,259
KDDI Corp.	214,600	4,621,904
Kose Corp.	33,900	6,248,148
Maeda Corp.	233,700	2,324,305
Mitsubishi Heavy Industries Ltd.	293,000	12,192,884
Mitsubishi UFJ Financial Group, Inc.	4,345,600	21,492,443
MS&AD Insurance Group Holdings, Inc.	636,100	19,381,063
Nitto Denko Corp.	202,300	10,663,071
NTT DoCoMo, Inc.	2,705,200	59,957,065
ORIX Corp.	2,229,300	32,029,713
Raysum Co., Ltd.	201,200	1,857,414
Seven & I Holdings Co., Ltd.	362,800	13,688,515
Shin-Etsu Chemical Co., Ltd.	303,900	25,572,849
Shionogi & Co., Ltd.	206,800	12,838,473
Showa Denko KK	196,500	6,945,877
Sompo Holdings, Inc.	525,400	19,457,131
Sony Corp.	113,500	4,792,108
Sumitomo Chemical Co., Ltd.	798,100	3,725,775
Sumitomo Heavy Industries Ltd.	494,800	16,080,877
Sumitomo Mitsui Construction Co., Ltd.	932,300	6,504,150
Sumitomo Mitsui Financial Group, Inc.	729,400	25,542,653
Sumitomo Mitsui Trust Holdings, Inc.	427,900	15,378,346
Suzuken Co., Ltd.	379,600	22,018,603
Taisei Corp.	390,300	18,157,840
Tokyo Electron Ltd.	179,100	25,979,949
Tosoh Corp.	569,700	8,889,149
Toyo Seikan Group Holdings Ltd.	346,400	7,105,871
Toyota Motor Corp.	281,700	16,595,172
UT Group Co., Ltd.	203,100	4,678,722
West Japan Railway Co.	57,800	4,354,983
Total		732,948,446
Macau 0.2%
Wynn Macau Ltd.	2,351,600	5,553,650

2	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.7%
Aegon NV	1,121,782	5,390,811
ArcelorMittal	299,340	6,063,601
Euronext NV(b)	144,415	9,152,863
ING Groep NV	2,778,597	33,612,563
Koninklijke Ahold Delhaize NV	796,966	21,210,075
Unilever NV-CVA	1,146,289	66,581,314
Wolters Kluwer NV	484,223	32,970,861
Total		174,982,088
New Zealand 0.3%
a2 Milk Co., Ltd.(a)	837,965	8,199,197
Norway 3.2%
Aker BP ASA	251,732	8,960,252
DNO ASA	1,756,409	3,899,760
Equinor ASA	1,896,568	41,526,834
SalMar ASA	108,251	5,193,568
Telenor ASA	1,852,930	37,101,781
Total		96,682,195
Singapore 1.4%
China Sunsine Chemical Holdings Ltd.	4,191,600	3,508,254
Yangzijiang Shipbuilding Holdings Ltd.	35,486,500	39,406,315
Total		42,914,569
Spain 2.8%
Amadeus IT Group SA, Class A	406,513	32,558,834
Banco Bilbao Vizcaya Argentaria SA	1,281,893	7,323,550
CIE Automotive SA	309,598	8,328,054
Industria de Diseno Textil SA	693,122	20,370,757
International Consolidated Airlines Group SA	2,781,971	18,511,854
Total		87,093,049
Sweden 1.7%
Atlas Copco AB, Class A	771,442	20,714,670
Mycronic AB	280,764	4,001,294
Sandvik AB	241,838	3,927,757
SKF AB, Class B	205,734	3,416,619
Volvo AB, B Shares	1,333,373	20,651,771
Total		52,712,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 9.0%
Georg Fischer AG, Registered Shares	8,077	7,357,107
Nestlé SA, Registered Shares	389,980	37,167,062
Novartis AG, Registered Shares	1,101,754	105,976,398
Partners Group Holding AG	20,273	14,740,298
Roche Holding AG, Genusschein Shares	382,227	105,311,551
Swatch Group AG (The), Registered Shares	110,766	6,129,256
Total		276,681,672
United Kingdom 16.2%
Anglo American PLC	732,852	19,600,716
Ashtead Group PLC	495,180	11,947,644
Associated British Foods PLC	775,263	24,627,584
Auto Trader Group PLC	1,784,033	12,119,966
Britvic PLC	953,494	11,828,887
Burberry Group PLC	480,289	12,226,419
Cineworld Group PLC	6,122,125	23,331,220
Dunelm Group PLC	473,202	5,358,918
Galiform PLC	2,104,563	13,302,497
Games Workshop Group PLC	100,685	4,124,263
Hargreaves Lansdown PLC	1,056,831	25,650,503
HSBC Holdings PLC	946,894	7,687,045
Imperial Brands PLC	1,755,614	60,011,786
J. Sainsbury PLC	2,473,184	7,592,363
KAZ Minerals PLC	458,006	3,897,725
Lloyds Banking Group PLC	74,243,391	60,088,310
Mondi PLC	345,076	7,631,561
National Grid PLC	1,474,204	16,336,011
Rio Tinto PLC	489,049	28,414,861
Royal Bank of Scotland Group PLC	10,966,950	35,281,233
Royal Dutch Shell PLC, Class A	1,853,176	58,164,844
SSP Group PLC	1,590,073	14,337,464
Tate & Lyle PLC	2,993,028	28,293,631
WH Smith PLC	146,086	4,037,522
Total		495,892,973
Total Common Stocks (Cost $2,890,709,247)		3,011,575,952

CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Germany 0.2%
Schaeffler AG	825,485	6,711,561
Total Preferred Stocks (Cost $12,424,607)		6,711,561

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	21,830,375	21,828,192
Total Money Market Funds (Cost $21,828,192)		21,828,192
Total Investments in Securities (Cost $2,924,962,046)		3,040,115,705
Other Assets & Liabilities, Net		21,879,996
Net Assets		$3,061,995,701
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $9,152,863, which represents 0.30% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	39,708,331	105,462,731	(123,340,687)	21,830,375	—	—	148,931	21,828,192
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
4	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	184,713,608	—	—	184,713,608
Austria	—	2,496,536	—	—	2,496,536
Belgium	—	20,076,475	—	—	20,076,475
China	—	4,689,672	—	—	4,689,672
Denmark	—	26,036,200	—	—	26,036,200
Finland	—	11,895,360	—	—	11,895,360
France	—	302,095,595	—	—	302,095,595
Germany	—	228,415,918	—	—	228,415,918
Hong Kong	—	118,651,302	—	—	118,651,302
Ireland	4,610,668	—	—	—	4,610,668
Israel	3,199,026	7,170,201	—	—	10,369,227
Italy	—	123,865,441	—	—	123,865,441
Japan	—	732,948,446	—	—	732,948,446
Macau	—	5,553,650	—	—	5,553,650
Netherlands	—	174,982,088	—	—	174,982,088
New Zealand	—	8,199,197	—	—	8,199,197
CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
CTIVP® – Lazard International Equity Advantage Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Norway	—	96,682,195	—	—	96,682,195
Singapore	—	42,914,569	—	—	42,914,569
Spain	—	87,093,049	—	—	87,093,049
Sweden	—	52,712,111	—	—	52,712,111
Switzerland	—	276,681,672	—	—	276,681,672
United Kingdom	—	495,892,973	—	—	495,892,973
Total Common Stocks	7,809,694	3,003,766,258	—	—	3,011,575,952
Preferred Stocks
Germany	—	6,711,561	—	—	6,711,561
Total Preferred Stocks	—	6,711,561	—	—	6,711,561
Money Market Funds	—	—	—	21,828,192	21,828,192
Total Investments in Securities	7,809,694	3,010,477,819	—	21,828,192	3,040,115,705
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
6	CTIVP® – Lazard International Equity Advantage Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	183,842	818,096
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	189,944	1,762,678
Total Alternative Strategies Funds (Cost $2,814,710)		2,580,774

Equity Funds 48.9%

U.S. Large Cap 48.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	578,597	14,453,358
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,391,988	16,717,776
Total		31,171,134
Total Equity Funds (Cost $18,442,314)		31,171,134

Exchange-Traded Funds 6.2%

iShares iBoxx $ Investment Grade Corporate Bond ETF	17,071	2,032,473
Vanguard Intermediate-Term Corporate Bond ETF	22,370	1,943,282
Total Exchange-Traded Funds (Cost $3,847,104)		3,975,755

Fixed-Income Funds 29.5%

High Yield 5.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,313,837	3,770,712
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 23.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	282,825	2,850,874
Columbia Quality Income Fund, Institutional 3 Class(a)	476,883	2,594,244
Columbia Total Return Bond Fund, Institutional 3 Class(a)	364,594	3,306,871
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	563,647	6,267,750
Total		15,019,739
Total Fixed-Income Funds (Cost $18,602,019)		18,790,451

Money Market Funds 10.4%

Columbia Government Money Market Fund, Institutional 3 Class, 2.549%(a)	851,493	851,493
Columbia Short-Term Cash Fund, 2.519%(a),(b)	5,786,768	5,786,190
Total Money Market Funds (Cost $6,638,127)		6,637,683
Total Investments in Securities (Cost: $50,344,274)		63,155,797
Other Assets & Liabilities, Net		607,739
Net Assets		63,763,536
At March 31, 2019, securities and/or cash totaling $655,625 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	52	06/2019	USD	7,378,280	190,446	—
U.S. Ultra Treasury Bond	6	06/2019	USD	1,008,000	45,751	—
Total					236,197	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	1,707,000	(19,366)	—	—	—	(19,366)

Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 31	Morgan Stanley	06/20/2024	1.000	Quarterly	1.782	USD	1,959,000	(10,089)	—	—	—	(10,089)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	183,842	—	—	183,842	—	45,961	—	818,096
Columbia Contrarian Core Fund, Institutional 3 Class
	644,610	13,393	(79,406)	578,597	87,429	1,822,936	—	14,453,358
Columbia Corporate Income Fund, Institutional 3 Class
	312,876	8,945	(38,996)	282,825	2,307	131,790	25,490	2,850,874
Columbia Disciplined Core Fund, Institutional 3 Class
	1,544,644	28,798	(181,454)	1,391,988	213,147	1,799,744	—	16,717,776
Columbia Government Money Market Fund, Institutional 3 Class, 2.549%
	847,026	4,467	—	851,493	—	—	4,467	851,493
Columbia High Yield Bond Fund, Institutional 3 Class
	1,296,147	17,690	—	1,313,837	—	233,728	50,349	3,770,712
Columbia Multi-Asset Income Fund, Institutional 3 Class
	187,026	2,918	—	189,944	—	112,624	26,664	1,762,678
Columbia Quality Income Fund, Institutional 3 Class
	526,919	14,173	(64,209)	476,883	1,955	40,480	20,729	2,594,244
Columbia Short-Term Cash Fund, 2.519%
	6,164,470	359,033	(736,735)	5,786,768	(12)	12	35,821	5,786,190
Columbia Total Return Bond Fund, Institutional 3 Class
	402,915	11,098	(49,419)	364,594	(4,110)	96,843	27,930	3,306,871
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	629,209	12,656	(78,218)	563,647	(7,547)	97,607	34,694	6,267,750
Total					293,169	4,381,725	226,144	59,180,042

(b)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	2,580,774	—	—	—	2,580,774
Equity Funds	31,171,134	—	—	—	31,171,134
Exchange-Traded Funds	3,975,755	—	—	—	3,975,755
Fixed-Income Funds	18,790,451	—	—	—	18,790,451
Money Market Funds	851,493	—	—	5,786,190	6,637,683
Total Investments in Securities	57,369,607	—	—	5,786,190	63,155,797
Investments in Derivatives
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	236,197	—	—	—	236,197
Liability
Swap Contracts	—	(29,455)	—	—	(29,455)
Total	57,605,804	(29,455)	—	5,786,190	63,362,539
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.911%	750,000	728,047
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	9.337%	500,000	487,203
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	4.272%	1,300,000	1,278,166
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	400,000	401,319
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	4.351%	500,000	494,221
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	4.187%	2,500,000	2,440,617
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	885,518	890,374
Conn’s Receivables Funding LLC(a)
Subordinated Series 2018-A Class B
01/15/2023	4.650%	772,496	773,561
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,042,463	1,042,463
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	440,000	439,914
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	4.334%	500,000	496,454
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.817%	500,000	500,494
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	400,000	384,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.950%	1,000,000	983,244
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	858,948
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.211%	800,000	784,155
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	600,000	602,501
Series 2018-1A Class C
06/17/2024	4.870%	600,000	607,488
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	500,000	503,471
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.487%	800,000	795,333
SoFi Consumer Loan Program LLC(a)
Series 2016-3 Class A
12/26/2025	3.050%	151,057	151,075
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	239,955
Series 2016-A Class RPO
01/25/2038	0.000%	1	395,154
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	4.287%	600,000	587,714
Total Asset-Backed Securities — Non-Agency (Cost $17,276,475)			16,865,871

Commercial Mortgage-Backed Securities - Non-Agency 4.7%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2035	4.084%	400,000	399,244
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	5.434%	400,000	400,117
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	5.384%	700,000	690,959
CALI Mortgage Trust(a),(g)
Series 2019-101C Class F
03/10/2039	4.469%	500,000	486,350
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.884%	500,000	499,225
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.484%	400,000	400,993
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	300,000	288,015
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	500,000	458,483
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	1,000,000	948,682
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	509,698
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	250,000	256,723
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.734%	500,000	501,275
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	505,956
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	700,000	700,422
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.984%	400,000	398,767
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.384%	600,000	595,958
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	6.305%	400,000	399,923
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,218,451)			8,440,790

Common Stocks 0.2%
Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services 0.2%
Fieldwood Energy LLC(h)	8,596	300,860
Total Energy		300,860
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(d),(h),(i)	2,000	—
Total Financials		—
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(h)	10,180	7,701
Total Utilities		7,701
Total Common Stocks (Cost $200,545)		308,561

Corporate Bonds & Notes(j) 41.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2024	7.500%	68,000	70,606
03/15/2025	7.500%	36,000	37,048
04/15/2027	7.875%	4,000	4,119
Northrop Grumman Corp.
10/15/2047	4.030%	730,000	720,151
TransDigm, Inc.
07/15/2024	6.500%	48,000	49,313
05/15/2025	6.500%	59,000	59,624
06/15/2026	6.375%	56,000	55,456

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/15/2026	6.250%	432,000	448,886
03/15/2027	7.500%	96,000	98,396
Total			1,543,599
Automotive 0.2%
Ford Motor Co.
12/08/2046	5.291%	390,000	326,950
Panther BF Aggregator 2 LP/Finance Co., Inc.(a),(k)
05/15/2026	6.250%	32,000	32,641
05/15/2027	8.500%	54,000	54,177
Total			413,768
Banking 3.2%
Ally Financial, Inc.
11/01/2031	8.000%	170,000	211,082
Bank of America Corp.(l)
01/20/2028	3.824%	1,020,000	1,033,116
Capital One Financial Corp.
01/31/2028	3.800%	465,000	458,764
Citigroup, Inc.(l)
03/20/2030	3.980%	265,000	269,396
Goldman Sachs Group, Inc. (The)(l)
05/01/2029	4.223%	930,000	948,797
JPMorgan Chase & Co.(l)
12/05/2029	4.452%	1,169,000	1,244,111
Morgan Stanley(l)
01/23/2030	4.431%	335,000	353,124
Wells Fargo & Co.
10/23/2026	3.000%	710,000	691,020
Wells Fargo & Co.(l)
05/22/2028	3.584%	540,000	542,281
Total			5,751,691
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	122,000	116,781
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	17,000	17,562
Total			134,343
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	112,000	115,704
05/15/2026	5.875%	105,000	106,554
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	91,000	94,506
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	186,000	175,727
Cemex SAB de CV(a)
05/05/2025	6.125%	250,000	258,576
Core & Main LP(a)
08/15/2025	6.125%	86,000	84,196
Total			835,263
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	55,000	57,525
05/01/2025	5.375%	142,000	146,594
02/15/2026	5.750%	140,000	146,358
05/01/2026	5.500%	5,000	5,163
05/01/2027	5.125%	164,000	164,874
02/01/2028	5.000%	23,000	22,670
Comcast Corp.
08/15/2047	4.000%	287,000	279,977
CSC Holdings LLC(a)
10/15/2025	6.625%	16,000	16,965
10/15/2025	10.875%	214,000	247,000
02/01/2028	5.375%	292,000	292,400
04/01/2028	7.500%	217,000	232,900
02/01/2029	6.500%	58,000	61,757
DISH DBS Corp.
11/15/2024	5.875%	211,000	177,331
07/01/2026	7.750%	280,000	243,866
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	104,000	101,130
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	207,452
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	24,748
02/15/2025	6.625%	107,000	102,960
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	153,000	156,963
07/15/2026	5.375%	22,000	22,504
Sky PLC(a)
09/16/2024	3.750%	750,000	775,376
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	331,000	339,817
ViaSat, Inc.(a)
04/15/2027	5.625%	32,000	32,689
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	340,002
08/15/2026	5.500%	89,000	90,549
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	165,385

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	286,000	283,248
Total			4,738,203
Chemicals 1.0%
Alpha 2 BV(a)
06/01/2023	8.750%	85,000	83,004
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	109,302
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	114,000	109,930
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	85,759
Chemours Co. (The)
05/15/2023	6.625%	39,000	40,358
INEOS Group Holdings SA(a)
08/01/2024	5.625%	86,000	85,543
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	189,000	189,810
PQ Corp.(a)
11/15/2022	6.750%	249,000	258,306
12/15/2025	5.750%	117,000	113,593
Sasol Financing International Ltd.
11/14/2022	4.500%	218,000	220,241
Sasol Financing USA LLC
03/27/2024	5.875%	205,000	217,354
SPCM SA(a)
09/15/2025	4.875%	58,000	56,800
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	175,000	176,077
Total			1,746,077
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	121,000	120,454
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,622
United Rentals North America, Inc.
07/15/2025	5.500%	76,000	77,645
09/15/2026	5.875%	145,000	149,894
12/15/2026	6.500%	95,000	99,973
Total			476,588
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	125,000	123,189
12/01/2022	7.875%	174,000	174,606
09/01/2023	7.625%	45,000	38,345
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(a)
08/15/2026	6.750%	32,000	32,743
Total			368,883
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	36,000	36,946
01/15/2027	7.750%	48,000	51,136
Mattel, Inc.(a)
12/31/2025	6.750%	70,000	68,870
Prestige Brands, Inc.(a)
12/15/2021	5.375%	69,000	69,544
03/01/2024	6.375%	153,000	155,683
Resideo Funding, Inc.(a)
11/01/2026	6.125%	16,000	16,512
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	91,000	94,624
Spectrum Brands, Inc.
07/15/2025	5.750%	168,000	169,892
Valvoline, Inc.
08/15/2025	4.375%	74,000	70,857
Total			734,064
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	25,388
CFX Escrow Corp.(a)
02/15/2024	6.000%	23,000	23,947
02/15/2026	6.375%	27,000	28,684
Gates Global LLC/Co.(a)
07/15/2022	6.000%	66,000	66,197
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	20,000	20,616
TriMas Corp.(a)
10/15/2025	4.875%	12,000	11,827
United Technologies Corp.
11/16/2028	4.125%	220,000	228,761
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	85,177
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	86,847
Total			577,444
Electric 5.3%
AES Corp. (The)
03/15/2023	4.500%	46,000	46,434
05/15/2026	6.000%	126,000	133,675
09/01/2027	5.125%	65,000	67,651

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
01/15/2025	5.750%	76,000	75,492
Calpine Corp.(a)
06/01/2026	5.250%	51,000	50,803
Clearway Energy Operating LLC
08/15/2024	5.375%	231,000	230,422
09/15/2026	5.000%	77,000	73,275
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	29,000	29,091
CMS Energy Corp.
03/01/2024	3.875%	600,000	614,821
02/15/2027	2.950%	165,000	157,608
03/31/2043	4.700%	135,000	141,392
DTE Energy Co.
06/01/2024	3.500%	340,000	343,941
10/01/2026	2.850%	1,220,000	1,160,849
Duke Energy Corp.
09/01/2026	2.650%	575,000	548,245
08/15/2027	3.150%	393,000	386,200
09/01/2046	3.750%	248,000	232,063
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	700,048
Energuate Trust(a)
05/03/2027	5.875%	200,000	196,296
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	305,441
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	200,000	200,842
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	303,000	296,991
NRG Energy, Inc.
05/15/2026	7.250%	53,000	58,389
01/15/2027	6.625%	140,000	150,709
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	139,000	141,467
PPL Capital Funding, Inc.
03/15/2024	3.950%	430,000	439,229
Progress Energy, Inc.
04/01/2022	3.150%	382,000	383,920
Southern Co. (The)
07/01/2046	4.400%	762,000	766,199
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	137,000	133,053
Vistra Energy Corp.
11/01/2024	7.625%	77,000	81,558
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	35,000	36,404
02/15/2027	5.625%	122,000	126,890
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2025	3.550%	190,000	193,772
Xcel Energy, Inc.
12/01/2026	3.350%	955,000	955,639
Total			9,458,809
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	13,000	12,317
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	97,000	100,065
10/01/2023	5.125%	152,000	154,657
05/15/2024	5.250%	53,000	54,541
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,100,000	1,018,865
iStar, Inc.
04/01/2022	6.000%	67,000	67,226
Navient Corp.
03/25/2020	8.000%	18,000	18,721
03/25/2021	5.875%	14,000	14,451
07/26/2021	6.625%	43,000	44,981
06/15/2022	6.500%	166,000	173,261
03/25/2024	6.125%	14,000	13,957
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	10,000	10,250
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	124,000	111,853
Quicken Loans, Inc.(a)
05/01/2025	5.750%	224,000	224,599
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	47,727
03/15/2023	5.625%	48,000	48,640
03/15/2024	6.125%	133,000	136,031
03/15/2025	6.875%	81,000	83,546
03/15/2026	7.125%	6,000	6,104
Total			2,329,475
Food and Beverage 3.1%
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%	987,000	992,378
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	755,000	839,263
B&G Foods, Inc.
06/01/2021	4.625%	75,000	75,045
04/01/2025	5.250%	127,000	122,458
Bacardi Ltd.(a)
05/15/2048	5.300%	1,020,000	976,512

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2048	5.400%	420,000	421,695
Darling Ingredients, Inc.(a),(k)
04/15/2027	5.250%	13,000	13,195
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	82,000	66,272
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,281,000	1,108,381
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	33,419
11/01/2026	4.875%	76,000	77,015
MHP SA(a)
04/03/2026	6.950%	250,000	235,137
Molson Coors Brewing Co.
07/15/2046	4.200%	218,000	193,543
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	164,776
03/01/2027	5.750%	238,000	239,122
01/15/2028	5.625%	33,000	32,752
Total			5,590,963
Gaming 1.0%
Boyd Gaming Corp.
04/01/2026	6.375%	67,000	69,463
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	50,000	48,181
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	180,295
09/15/2026	6.000%	52,000	52,683
International Game Technology PLC(a)
02/15/2022	6.250%	36,000	37,480
02/15/2025	6.500%	161,000	167,703
01/15/2027	6.250%	50,000	51,242
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	103,065
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,044
09/01/2026	4.500%	151,000	146,878
01/15/2028	4.500%	161,000	151,547
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	62,000	64,021
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	29,000	28,203
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	127,000	127,460
Scientific Games International, Inc.
12/01/2022	10.000%	98,000	103,249
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	244,000	239,201
03/15/2026	8.250%	142,000	145,019
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	73,000	76,105
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	73,000	72,153
Total			1,864,992
Health Care 2.9%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	18,000	18,055
03/01/2024	6.500%	125,000	128,438
Avantor, Inc.(a)
10/01/2025	9.000%	162,000	175,423
Becton Dickinson and Co.
06/06/2027	3.700%	1,030,000	1,026,017
Cardinal Health, Inc.
06/15/2047	4.368%	570,000	502,601
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	118,000	116,883
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	74,000	77,021
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	82,000	77,217
CVS Health Corp.
03/25/2048	5.050%	660,000	664,679
DaVita, Inc.
08/15/2022	5.750%	72,000	73,364
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	675,000	696,880
HCA, Inc.
02/01/2025	5.375%	92,000	97,523
09/01/2028	5.625%	55,000	58,107
02/01/2029	5.875%	56,000	60,257
Hologic, Inc.(a)
10/15/2025	4.375%	117,000	116,465
02/01/2028	4.625%	75,000	73,954
IQVIA, Inc.(a)
05/15/2023	4.875%	56,000	56,998
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	170,000	169,524
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	53,000	52,520
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	152,000	153,017
Surgery Center Holdings, Inc.(a),(k)
04/15/2027	10.000%	35,000	35,527

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
06/01/2026	4.875%	57,000	58,046
11/15/2027	4.625%	53,000	52,534
Tenet Healthcare Corp.
04/01/2022	8.125%	33,000	35,533
06/15/2023	6.750%	90,000	92,719
07/15/2024	4.625%	113,000	113,339
05/01/2025	5.125%	93,000	93,377
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	103,000	107,107
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	162,787
Total			5,145,912
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	91,000	92,826
Centene Corp.(a)
06/01/2026	5.375%	188,000	196,118
WellCare Health Plans, Inc.
04/01/2025	5.250%	165,000	171,232
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	130,000	136,081
Total			596,257
Home Construction 0.2%
Lennar Corp.
06/01/2026	5.250%	80,000	82,290
06/15/2027	5.000%	69,000	69,219
Meritage Homes Corp.
04/01/2022	7.000%	44,000	47,114
06/06/2027	5.125%	87,000	84,297
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	5,000	5,022
Total			287,942
Independent Energy 1.7%
Callon Petroleum Co.
10/01/2024	6.125%	14,000	14,117
07/01/2026	6.375%	205,000	205,400
Canadian Natural Resources Ltd.
06/01/2047	4.950%	45,000	48,855
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	198,000	194,902
Centennial Resource Production LLC(a)
01/15/2026	5.375%	84,000	80,432
04/01/2027	6.875%	71,000	71,662
Chesapeake Energy Corp.
10/01/2026	7.500%	97,000	95,930
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	235,000	225,971
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	77,000	80,623
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	58,000	48,428
02/01/2026	5.625%	12,000	9,248
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	200,000	191,174
Halcon Resources Corp.
02/15/2025	6.750%	103,000	61,832
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	55,000	48,736
Jagged Peak Energy LLC
05/01/2026	5.875%	131,000	129,766
Matador Resources Co.
09/15/2026	5.875%	149,000	149,033
MEG Energy Corp.(a)
01/15/2025	6.500%	22,000	21,659
Noble Energy, Inc.
11/15/2043	5.250%	125,000	127,425
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	98,000	96,733
10/15/2027	5.625%	279,000	277,513
QEP Resources, Inc.
03/01/2026	5.625%	141,000	128,248
SM Energy Co.
06/01/2025	5.625%	32,000	29,625
09/15/2026	6.750%	119,000	114,150
01/15/2027	6.625%	146,000	139,051
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	199,975
WPX Energy, Inc.
01/15/2022	6.000%	50,000	51,901
09/15/2024	5.250%	115,000	116,411
06/01/2026	5.750%	161,000	163,520
Total			3,122,320
Integrated Energy 0.1%
Cenovus Energy, Inc.
09/15/2043	5.200%	180,000	169,420
Leisure 0.1%
AMC Entertainment, Inc.
02/15/2022	5.875%	37,000	37,597
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	51,000	54,619

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		54,000	54,293
03/15/2026	5.625%		29,000	29,900
Viking Cruises Ltd.(a)
09/15/2027	5.875%		72,000	70,014
Total				246,423
Life Insurance 2.3%
Assicurazioni Generali SpA(a),(l)
Subordinated
06/08/2048	5.000%	EUR	350,000	413,716
Brighthouse Financial, Inc.
06/22/2047	4.700%		5,000	3,999
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,089,000	1,148,398
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		389,000	413,334
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%		300,000	319,094
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		1,030,000	1,044,240
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		340,000	380,337
05/15/2047	4.270%		181,000	186,077
Voya Financial, Inc.
06/15/2046	4.800%		170,000	175,871
Total				4,085,066
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%		46,000	46,737
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%		16,000	16,772
Total				63,509
Media and Entertainment 0.6%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%		194,000	205,157
Discovery Communications LLC
09/20/2047	5.200%		60,000	58,341
Match Group, Inc.
06/01/2024	6.375%		74,000	77,868
Netflix, Inc.
02/15/2025	5.875%		68,000	73,588
04/15/2028	4.875%		194,000	192,142
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2028	5.875%	91,000	96,129
05/15/2029	6.375%	92,000	99,611
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	220,000	226,050
Total			1,028,886
Metals and Mining 0.7%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	126,000	131,431
Constellium NV(a)
03/01/2025	6.625%	61,000	62,269
02/15/2026	5.875%	206,000	202,780
Freeport-McMoRan, Inc.
11/14/2024	4.550%	20,000	19,711
03/15/2043	5.450%	243,000	212,418
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	200,000	182,122
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	17,000	16,332
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	47,000	48,626
01/15/2025	7.625%	134,000	138,251
Novelis Corp.(a)
08/15/2024	6.250%	7,000	7,151
09/30/2026	5.875%	210,000	209,589
Total			1,230,680
Midstream 2.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	84,000	85,249
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	83,000	87,039
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	91,000	93,260
DCP Midstream Operating LP
07/15/2025	5.375%	48,000	50,198
04/01/2044	5.600%	312,000	301,366
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	71,000	70,238
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	399,512
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	164,000	169,764
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	835,000	836,632
Kinder Morgan, Inc.
02/15/2046	5.050%	70,000	71,671

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	230,000	219,657
NGPL PipeCo LLC(a)
12/15/2037	7.768%	255,000	308,143
NuStar Logistics LP
04/28/2027	5.625%	92,000	91,995
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	821,000	762,418
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	35,000	37,550
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	94,000	93,326
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	196,600	196,964
Sunoco LP/Finance Corp.
01/15/2023	4.875%	30,000	30,472
02/15/2026	5.500%	84,000	83,248
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	90,000	90,489
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	332,000	339,500
01/15/2028	5.000%	158,000	155,532
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	20,000	21,590
01/15/2029	6.875%	52,000	56,562
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	88,320
Williams Companies, Inc. (The)
09/15/2045	5.100%	536,000	550,790
Total			5,291,485
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	10,000	11,001
05/15/2047	4.375%	500,000	505,355
Sempra Energy
06/15/2024	3.550%	425,000	425,215
06/15/2027	3.250%	450,000	430,271
Total			1,371,842
Oil Field Services 0.3%
Apergy Corp.
05/01/2026	6.375%	100,000	101,324
Calfrac Holdings LP(a)
06/15/2026	8.500%	46,000	35,610
Nabors Industries, Inc.
02/01/2025	5.750%	134,000	120,194
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rowan Companies, Inc.
01/15/2024	4.750%	46,000	37,338
SESI LLC
09/15/2024	7.750%	86,000	71,184
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	44,415	45,314
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	31,000	32,291
Weatherford International Ltd.
06/15/2021	7.750%	63,000	56,764
02/15/2024	9.875%	3,000	2,163
Total			502,182
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	100,000	98,737
WeWork Companies, Inc.(a)
05/01/2025	7.875%	43,000	39,426
Total			138,163
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	51,000	52,259
03/15/2027	5.375%	186,000	192,443
Total			244,702
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	96,000	96,782
05/15/2024	7.250%	202,000	212,804
02/15/2025	6.000%	107,000	106,774
Berry Global, Inc.
07/15/2023	5.125%	120,000	122,088
BWAY Holding Co.(a)
04/15/2024	5.500%	117,000	116,243
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	54,000	52,216
Novolex (a)
01/15/2025	6.875%	29,000	27,833
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	28,308
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	244,215	244,688
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	122,106
07/15/2024	7.000%	160,000	164,539
Total			1,294,381

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.1%
AbbVie, Inc.
11/14/2048	4.875%	400,000	392,911
Allergan Funding SCS
06/15/2044	4.850%	170,000	168,992
Amgen, Inc.
06/15/2051	4.663%	280,000	281,617
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	27,000	28,559
04/15/2025	6.125%	399,000	395,294
11/01/2025	5.500%	58,000	59,247
04/01/2026	9.250%	145,000	158,883
01/31/2027	8.500%	103,000	109,248
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	95,000	94,219
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	164,087
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	68,000	68,998
Total			1,922,055
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	25,000	25,925
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	54,000	55,454
HUB International Ltd.(a)
05/01/2026	7.000%	133,000	131,427
Total			212,806
Railroads 0.4%
CSX Corp.
03/01/2048	4.300%	280,000	284,404
11/15/2048	4.750%	165,000	178,382
Union Pacific Corp.
09/10/2058	4.800%	280,000	305,047
Total			767,833
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	178,000	176,046
IRB Holding Corp.(a)
02/15/2026	6.750%	98,000	92,191
McDonald’s Corp.
12/09/2045	4.875%	230,000	248,514
Total			516,751
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
L Brands, Inc.
11/01/2035	6.875%	54,000	46,616
Lowe’s Companies, Inc.
05/03/2047	4.050%	180,000	169,236
Party City Holdings, Inc.(a)
08/15/2023	6.125%	8,000	8,135
08/01/2026	6.625%	29,000	28,825
Total			252,812
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	44,000	45,315
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	62,000	58,920
Kroger Co. (The)
02/01/2047	4.450%	428,000	388,334
01/15/2048	4.650%	312,000	290,424
01/15/2049	5.400%	290,000	300,352
Total			1,083,345
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	200,000	200,003
Technology 2.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	63,000	62,658
08/01/2025	6.875%	58,000	57,693
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	650,000	621,019
Camelot Finance SA(a)
10/15/2024	7.875%	270,000	284,587
CDK Global, Inc.
06/01/2027	4.875%	126,000	125,861
CommScope Finance LLC(a)
03/01/2024	5.500%	53,000	54,271
03/01/2026	6.000%	81,000	83,653
03/01/2027	8.250%	32,000	33,205
CommScope Technologies LLC(a)
06/15/2025	6.000%	107,000	103,990
03/15/2027	5.000%	39,000	34,636
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	92,000	93,767
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	26,000	26,995
Equinix, Inc.
01/15/2026	5.875%	276,000	290,583
05/15/2027	5.375%	93,000	97,770

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
01/15/2024	5.750%	114,000	117,558
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	157,590
Informatica LLC(a)
07/15/2023	7.125%	96,000	98,056
Iron Mountain, Inc.
08/15/2024	5.750%	95,000	95,946
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	36,059
NCR Corp.
07/15/2022	5.000%	100,000	99,720
12/15/2023	6.375%	112,000	115,176
PTC, Inc.
05/15/2024	6.000%	128,000	133,994
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	150,000	145,422
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	239,000	242,148
11/15/2026	8.250%	133,000	130,769
Symantec Corp.(a)
04/15/2025	5.000%	169,000	169,029
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	67,000	67,745
VeriSign, Inc.
04/01/2025	5.250%	192,000	201,296
Verscend Escrow Corp.(a)
08/15/2026	9.750%	85,000	84,875
Total			3,866,071
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	46,000	46,484
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	113,000	108,404
FedEx Corp.
04/01/2046	4.550%	650,000	625,745
Hertz Corp. (The)(a)
06/01/2022	7.625%	129,000	132,160
XPO Logistics, Inc.(a)
06/15/2022	6.500%	50,000	50,963
Total			963,756
Wireless 1.1%
Altice France SA(a)
05/01/2026	7.375%	348,000	340,895
02/01/2027	8.125%	68,000	68,712
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice Luxembourg SA(a)
05/15/2022	7.750%	53,000	53,003
SBA Communications Corp.
09/01/2024	4.875%	305,000	308,203
Sprint Capital Corp.
11/15/2028	6.875%	231,000	222,015
Sprint Communications, Inc.(a)
03/01/2020	7.000%	60,000	61,729
Sprint Corp.
02/15/2025	7.625%	27,000	27,558
03/01/2026	7.625%	128,000	129,716
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	291,000	310,643
02/01/2026	4.500%	50,000	50,008
02/01/2028	4.750%	147,000	145,783
Wind Tre SpA(a)
01/20/2026	5.000%	261,000	237,662
Total			1,955,927
Wirelines 1.3%
AT&T, Inc.
06/15/2045	4.350%	900,000	829,019
CenturyLink, Inc.
03/15/2022	5.800%	225,000	229,834
12/01/2023	6.750%	52,000	54,389
04/01/2024	7.500%	86,000	91,107
04/01/2025	5.625%	130,000	125,920
Frontier Communications Corp.
01/15/2023	7.125%	116,000	70,202
09/15/2025	11.000%	41,000	27,005
Frontier Communications Corp.(a)
04/01/2026	8.500%	38,000	35,348
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	206,298
Telecom Italia Capital SA
09/30/2034	6.000%	57,000	53,171
Verizon Communications, Inc.
03/15/2055	4.672%	385,000	392,535
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	260,000	259,396
Total			2,374,224
Total Corporate Bonds & Notes (Cost $74,150,959)			75,511,232

Foreign Government Obligations(j),(m) 10.5%

Angola 0.1%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	208,565

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.7%
Argentine Republic Government International Bond
04/22/2019	6.250%	750,000	750,850
01/11/2023	4.625%	120,000	98,432
04/22/2026	7.500%	500,000	422,903
01/26/2027	6.875%	100,000	80,911
01/11/2028	5.875%	450,000	345,103
07/06/2028	6.625%	550,000	432,043
07/06/2036	7.125%	250,000	191,782
Argentine Republic Government International Bond(l)
12/31/2033	8.280%	91,133	73,673
Provincia de Buenos Aires(a)
06/15/2027	7.875%	200,000	146,528
Provincia de Cordoba(a)
06/10/2021	7.125%	350,000	303,446
08/01/2027	7.125%	200,000	143,162
Total			2,988,833
Bahrain 0.1%
Bahrain Government International Bond(a)
10/12/2028	7.000%	200,000	214,728
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	250,000	268,739
Brazil 0.4%
Brazilian Government International Bond
01/07/2041	5.625%	150,000	151,847
Petrobras Global Finance BV
01/17/2027	7.375%	100,000	110,158
01/27/2028	5.999%	459,000	464,394
Total			726,399
China 0.6%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%	400,000	416,545
Syngenta Finance NV(a)
04/24/2028	5.182%	600,000	610,023
Total			1,026,568
Colombia 0.1%
Ecopetrol SA
06/26/2026	5.375%	100,000	107,807
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%	400,000	448,150
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 1.0%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	211,227
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	63,181
03/04/2022	10.375%	DOP	17,800,000	359,597
02/10/2023	14.500%	DOP	3,600,000	80,332
01/25/2027	5.950%		218,000	229,803
04/30/2044	7.450%		486,000	553,033
01/27/2045	6.850%		200,000	215,490
Total				1,712,663
Egypt 0.5%
Egypt Government International Bond(a)
02/21/2028	6.588%		200,000	195,824
03/01/2029	7.600%		200,000	205,318
01/31/2047	8.500%		250,000	255,146
02/21/2048	7.903%		200,000	194,053
Total				850,341
El Salvador 0.1%
El Salvador Government International Bond(a)
12/01/2019	7.375%		218,000	220,210
Honduras 0.4%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	218,982
01/19/2027	6.250%		450,000	475,231
Total				694,213
Indonesia 0.7%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	136,130
Indonesia Treasury Bond
05/15/2027	7.000%	IDR	5,000,000,000	337,992
Perusahaan Listrik Negara PT(a)
05/21/2028	5.450%		300,000	320,815
PT Pertamina Persero(a)
05/30/2044	6.450%		400,000	458,552
Total				1,253,489
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/22/2030	5.250%	EUR	200,000	214,698
06/15/2033	6.125%		200,000	184,199
Ivory Coast Government International Bond(a),(l)
12/31/2032	5.750%		279,645	265,184
Total				664,081

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.4%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		600,000	629,935
Malaysia 0.0%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	75,636
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,508
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	11,202
Petroleos Mexicanos
01/23/2026	4.500%		102,000	94,991
08/04/2026	6.875%		350,000	363,555
11/12/2026	7.470%	MXN	4,700,000	193,976
03/13/2027	6.500%		228,000	228,961
01/23/2045	6.375%		200,000	176,808
09/21/2047	6.750%		180,000	165,112
Total				1,237,113
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		200,000	209,998
Netherlands 0.2%
Kazakhstan Temir Zholy Finance BV(a)
07/10/2042	6.950%		200,000	229,140
Petrobras Global Finance BV
02/01/2029	5.750%		25,000	24,784
03/19/2049	6.900%		51,000	50,486
Total				304,410
Nigeria 0.3%
Nigeria Government International Bond(a)
02/16/2032	7.875%		600,000	623,968
Oman 0.5%
Oman Government International Bond(a)
06/15/2021	3.625%		218,000	211,744
01/17/2028	5.625%		600,000	562,766
Oman Sovereign Sukuk SAOC(a)
10/31/2025	5.932%		200,000	200,457
Total				974,967
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%	200,000	208,628
08/11/2044	6.100%	200,000	226,284
Total			434,912
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	400,000	421,601
Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	425,000	424,056
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/16/2029	4.375%	400,000	416,806
Senegal 0.1%
Senegal Government International Bond(a)
05/23/2033	6.250%	230,000	220,851
Serbia 0.2%
Serbia International Bond(a)
09/28/2021	7.250%	250,000	271,638
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	200,000	205,080
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%	200,000	197,472
04/18/2028	6.750%	400,000	394,597
Total			592,069
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	200,000	199,078
Ukraine 0.2%
Ukraine Government International Bond(a)
09/25/2032	7.375%	220,000	196,092
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	140,000	140,486
Total			336,578
Total Foreign Government Obligations (Cost $19,154,148)			18,963,482

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 12.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2026	8.000%	30,793	31,669
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.466%	3,318,947	676,277
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.466%	549,746	92,616
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%	2,260,934	223,260
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4620 Class AS
11/15/2042	1.543%	1,678,249	74,255
Federal National Mortgage Association(k)
04/15/2034	3.000%	1,000,000	1,009,196
04/10/2049	4.000%	5,000,000	5,143,010
04/10/2049	5.000%	5,000,000	5,286,017
Federal National Mortgage Association
05/01/2041	4.000%	112,992	115,784
Federal National Mortgage Association(g),(i),(n)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	3,161,801	0
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,383,608	139,452
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,117,173	263,993
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,792,956	369,067
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.665%	566,783	95,031
CMO Series 2016-31 Class H5
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.515%	963,383	163,345
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.515%	1,317,358	251,869
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.515%	2,107,608	412,386
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	3.615%	822,954	158,874
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.665%	1,683,365	321,483
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.665%	783,325	156,831
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	3.515%	2,438,083	446,069
Government National Mortgage Association(k)
04/17/2049	3.000%	2,000,000	2,008,594
04/17/2049	4.500%	2,000,000	2,077,227
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,736,583	201,683
Government National Mortgage Association(b),(n)
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.592%	797,573	165,094
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	3.612%	1,015,014	163,448
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.712%	958,264	178,867
CMO Series 2017-130 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.712%	828,707	126,039

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	3.762%	1,104,819	175,931
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.712%	2,517,843	391,843
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.612%	1,577,660	276,317
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.712%	1,917,344	365,025
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.562%	744,796	137,214
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.562%	2,570,909	433,566
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.562%	1,991,605	324,968
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.662%	1,204,961	216,393
Government National Mortgage Association(b),(c),(d),(n)
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.561%	2,149,178	322,377
Total Residential Mortgage-Backed Securities - Agency (Cost $22,846,495)			22,995,070

Residential Mortgage-Backed Securities - Non-Agency 17.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	514,745	518,209
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	673,383	688,759
Banc of America Funding Trust(a),(d),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	496,173
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	325,788	326,740
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	700,000	700,000
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	262,538	263,651
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	793,378	800,292
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.086%	400,000	397,932
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	500,000	500,000
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.234%	700,000	700,655
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	317,453	317,258
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.236%	500,000	502,592
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	723,970	708,566
CMO Series 2017-8 Class A1
12/25/2065	3.000%	447,614	441,370
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.578%	921,097	914,358

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	29,203	29,045
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	147,271	146,915
CMO Series 2019-1 Class M1
03/25/2049	4.518%	500,000	505,309
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.974%	695,383	691,780
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	183,033	182,722
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	760,366	762,622
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	563,001	535,682
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	267,477	266,209
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	300,040	297,824
CMO Series 2018-1 Class A1
06/25/2048	3.844%	356,138	355,556
CMO Series 2018-2 Class A1
06/26/2023	4.090%	1,067,918	1,058,442
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	713,276	697,873
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	300,000	298,996
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	831,199	826,920
New Residential Mortgage LLC(a)
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	551,313	553,896
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,095,959	1,100,898
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	366,184	365,305
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PLS1 Class D
01/25/2023	4.374%	366,184	365,507
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	377,554	378,066
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	641,842	642,703
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	152,417	149,754
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	483,482	473,428
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.736%	131,480	131,627
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.484%	900,000	902,155
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.336%	1,500,000	1,503,270
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.136%	1,000,000	1,003,073
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	532,193	530,477
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	848,765	846,257
CMO Series 2018-3A Class A1
10/25/2023	4.483%	851,633	858,282
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,176,600	1,181,634
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	750,000	752,552
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	325,115	326,471
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	467,329	466,185

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	499,839
VCAT LLC(a)
CMO Series 2019-NPL1 Class A1
02/25/2049	4.360%	500,000	501,420
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	189,540	188,759
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	635,659	635,343
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	476,483	478,557
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	978,341	978,340
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	340,145	338,853
Verus Securitization Trust(a),(g)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	227,427	229,067
CMO Series 2019-1 Class A3
02/25/2059	4.040%	252,148	253,961
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	500,000	499,839
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $32,030,881)			32,067,968

Senior Loans 4.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.874%	49,625	48,863
Chemicals 0.3%
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	69,121	63,635
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	418,124	384,938
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.999%	108,944	107,800
Total			556,373
Consumer Cyclical Services 0.6%
Staples, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/12/2024	6.502%	267,831	265,392
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.982%	721,891	715,877
Total			981,269
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.489%	125,259	61,690
Electric 0.3%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	6.500%	468,716	468,716
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.240%	34,520	34,485
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.240%	63,566	63,328
Total			97,813

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.5%
Affinity Gaming(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	10.749%	1,000,000	954,170
Media and Entertainment 0.0%
UFC Holdings LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 08/18/2024	9.999%	9,000	9,019
Metals and Mining 0.0%
Big River Steel LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.601%	17,294	17,337
Oil Field Services 0.3%
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.749%	275,952	264,914
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.749%	372,536	314,327
Total			579,241
Packaging 0.6%
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	6.141%	980,000	944,779
Reynolds Group Holdings, Inc.(b),(o),(p)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.249%	39,898	39,399
Total			984,178
Retailers 0.2%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	6.498%	556,087	398,714
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Technology 1.2%
Ascend Learning LLC(b),(o),(p)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%		56,486	55,192
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(o),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.749%		74,292	73,270
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%		982,531	979,869
ION Trading Technologies SARL(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.651%		987,956	956,726
Qlik Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	0.000%		59,182	58,738
Total				2,123,795
Total Senior Loans (Cost $7,701,026)				7,281,178

Treasury Bills(j),(m) 0.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.4%
Argentina Treasury Bill
04/30/2019	(46.980%)	ARS	7,500,000	214,067
09/27/2019	4.380%		450,748	441,118
Total				655,185
Nigeria 0.1%
Nigeria OMO Bill
02/20/2020	14.380%	NGN	75,000,000	183,976
Nigeria Treasury Bill
01/16/2020	14.240%	NGN	33,000,000	82,034
Total				266,010
Total Treasury Bills (Cost $918,026)				921,195

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	340,000	352,090
Total U.S. Treasury Obligations (Cost $337,237)			352,090

Options Purchased Calls 0.3%
Value ($)
(Cost $280,500)	600,937

Options Purchased Puts 0.0%

(Cost $144,750)	44,384
Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(q),(r)	7,479,864	7,479,116
Total Money Market Funds (Cost $7,479,116)		7,479,116
Total Investments in Securities (Cost: $190,738,609)		191,831,874
Other Assets & Liabilities, Net		(11,804,856)
Net Assets		180,027,018

At March 31, 2019, securities and/or cash totaling $1,359,249 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,249,077 EUR	2,535,596 USD	Credit Suisse	04/17/2019	9,489	—
5,140,000 NOK	605,527 USD	Credit Suisse	04/17/2019	9,232	—
436,929 USD	385,000 EUR	Credit Suisse	04/17/2019	—	(4,506)
373,383 USD	3,240,000 NOK	Credit Suisse	04/17/2019	2,492	—
218,959 USD	1,900,000 NOK	JPMorgan	04/17/2019	1,462	—
538,852 MXN	27,576 USD	Morgan Stanley	04/17/2019	—	(119)
1,910,000 BRL	495,911 USD	Standard Chartered	04/17/2019	8,553	—
502,372 USD	1,910,000 BRL	Standard Chartered	04/17/2019	—	(15,015)
Total				31,228	(19,640)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(180)	12/2019	USD	(43,906,500)	—	(145,748)
Euro-Bobl	(236)	06/2019	EUR	(31,421,040)	—	(291,589)
U.S. Treasury 10-Year Note	(127)	06/2019	USD	(15,775,781)	—	(201,048)
U.S. Ultra Treasury Bond	(16)	06/2019	USD	(2,688,000)	—	(110,286)
Total					—	(748,671)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	10,000,000	10,000,000	2.50	06/19/2019	52,500	139,033
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	20,000,000	20,000,000	2.50	03/04/2020	228,000	461,904
Total							280,500	600,937

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	15,000,000	15,000,000	3.15	03/02/2020	144,750	44,384

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(14,000,000)	(14,000,000)	2.25	6/24/2019	(56,000)	(63,308)
3-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(16,040,000)	(16,040,000)	2.30	6/20/2019	(24,862)	(56,976)
Total							(80,862)	(120,284)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives At maturity, Pays At maturity	Goldman Sachs International	11/23/2028	USD	1,800,000	(22,581)	—	—	—	—	(22,581)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives At maturity, Pays At maturity	JPMorgan	12/21/2028	USD	1,700,000	6,597	—	—	—	6,597	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.953%	Receives At maturity, Pays At maturity	JPMorgan	01/08/2029	USD	1,700,000	17,334	—	—	—	17,334	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives At maturity, Pays At maturity	Morgan Stanley	12/07/2028	USD	1,900,000	(24,075)	—	—	—	—	(24,075)
Total							(22,725)	—	—	—	23,931	(46,656)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	15,500,000	253,350	—	—	253,350	—
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(70,687)	—	—	—	(70,687)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(42,843)	—	—	—	(42,843)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(110,246)	—	—	—	(110,246)
Total							29,574	—	—	253,350	(223,776)

20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	500,000	28,164	(208)	21,524	—	6,432	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	1,000,000	56,328	(417)	58,788	—	—	(2,877)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	1,000,000	56,328	(417)	60,557	—	—	(4,646)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	1,000,000	64,515	(417)	57,058	—	7,040	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,000,000	64,515	(417)	53,046	—	11,052	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	500,000	32,257	(208)	25,268	—	6,781	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	500,000	32,257	(208)	26,907	—	5,142	—
Total							334,364	(2,292)	303,148	—	36,447	(7,523)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	12,870,000	(141,135)	—	—	—	(141,135)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.515%
3-Month USD LIBOR	London Interbank Offered Rate	2.600%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.862%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $101,378,962, which represents 56.31% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2019, the total value of these securities amounted to $1,341,486, which represents 0.75% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2019.
(h)	Non-income producing investment.
(i)	Negligible market value.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a security purchased on a when-issued basis.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	11,194,472	16,375,075	(20,089,683)	7,479,864	—	—	67,715	7,479,116
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	15,846,762	1,019,109	—	16,865,871
Commercial Mortgage-Backed Securities - Non-Agency	—	8,440,790	—	—	8,440,790
Common Stocks
Energy	—	300,860	—	—	300,860
Financials	—	—	—	—	—
Utilities	—	7,701	—	—	7,701
Total Common Stocks	—	308,561	—	—	308,561
Corporate Bonds & Notes	—	75,511,232	—	—	75,511,232
Foreign Government Obligations	—	18,963,482	—	—	18,963,482
Residential Mortgage-Backed Securities - Agency	—	22,672,693	322,377	—	22,995,070
Residential Mortgage-Backed Securities - Non-Agency	—	31,272,799	795,169	—	32,067,968
Senior Loans	—	7,281,178	—	—	7,281,178
Treasury Bills	—	921,195	—	—	921,195
U.S. Treasury Obligations	352,090	—	—	—	352,090
Options Purchased Calls	—	600,937	—	—	600,937
Options Purchased Puts	—	44,384	—	—	44,384
Money Market Funds	—	—	—	7,479,116	7,479,116
Total Investments in Securities	352,090	181,864,013	2,136,655	7,479,116	191,831,874
Investments in Derivatives
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	31,228	—	—	31,228
Swap Contracts	—	313,728	—	—	313,728
Liability
Forward Foreign Currency Exchange Contracts	—	(19,640)	—	—	(19,640)
Futures Contracts	(748,671)	—	—	—	(748,671)
Options Contracts Written	—	(120,284)	—	—	(120,284)
Swap Contracts	—	(419,090)	—	—	(419,090)
Total	(396,581)	181,649,955	2,136,655	7,479,116	190,869,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2019 ($)
Asset-Backed Securities — Non-Agency	1,038,591	992	—	(20,474)	—	—	—	—	1,019,109
Residential Mortgage-Backed Securities — Agency	—	(213)	—	213	322,377	—	—	—	322,377
Residential Mortgage-Backed Securities — Non-Agency	790,316	169	—	4,684	—	—	—	—	795,169
Total	1,828,907	948	—	(15,577)	322,377	—	—	—	2,136,655
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2019 was $(15,577), which is comprised of Asset-Backed Securities - Non-Agency of $(20,474), Residential Mortgage-Backed Securities - Agency of $213, and Residential Mortgage-Backed Securities - Non-Agency of $4,684.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
24	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 58.2%
	Shares	Value ($)
U.S. Large Cap 58.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,553,884	134,819,556
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	12,025,494	269,731,830
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	5,552,107	134,527,557
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,088,133	135,194,556
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	12,720,177	269,286,154
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,080,477	135,186,195
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,851,899	134,710,705
Total		1,213,456,553
Total Equity Funds (Cost $1,071,571,229)		1,213,456,553

Exchange-Traded Funds 7.1%

iShares Core U.S. Aggregate Bond ETF	481,000	52,462,670
iShares iBoxx $ Investment Grade Corporate Bond ETF	666,400	79,341,584
SPDR S&P 500 ETF Trust	14,500	4,095,960
Vanguard Total Bond Market ETF	144,000	11,689,920
Total Exchange-Traded Funds (Cost $140,916,481)		147,590,134

Fixed-Income Funds 12.6%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,062,811	15,326,683
Investment Grade 11.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,024,832	52,559,739
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,606,724	15,328,150
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,273,088	12,794,533
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,462,815	15,359,551
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	4,589,881	50,855,884
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,583,777	49,092,251
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	696,946	7,067,035
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	4,205,092	45,541,150
Total		248,598,293
Total Fixed-Income Funds (Cost $259,189,249)		263,924,976

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/10/2049	3.500%	35,000,000	35,474,392
04/10/2049	4.000%	71,158,000	73,193,268
Total Residential Mortgage-Backed Securities - Agency (Cost $107,622,221)			108,667,660

Options Purchased Puts 0.7%
Value ($)
(Cost $22,416,897)	14,374,500

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	432,173,754	432,130,537
Total Money Market Funds (Cost $432,133,528)		432,130,537
Total Investments in Securities (Cost: $2,033,849,605)		2,180,144,360
Other Assets & Liabilities, Net		(94,308,411)
Net Assets		2,085,835,949
At March 31, 2019, securities and/or cash totaling $11,155,947 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,696	06/2019	USD	240,645,440	6,037,654	—
S&P 500 Index	21	06/2019	USD	14,898,450	449,589	—
U.S. Long Bond	164	06/2019	USD	24,543,625	706,889	—
U.S. Treasury 10-Year Note	315	06/2019	USD	39,128,906	548,159	—
U.S. Treasury 2-Year Note	178	06/2019	USD	37,930,688	140,177	—
U.S. Treasury 5-Year Note	489	06/2019	USD	56,639,953	495,712	—
U.S. Ultra Treasury Bond	111	06/2019	USD	18,648,000	743,538	—
Total					9,121,718	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	177,150,000	625	2,150.00	06/19/2020	4,524,323	2,490,625
S&P 500 Index	Deutsche Bank	USD	294,777,600	1,040	2,100.00	12/18/2020	9,572,006	5,574,400
S&P 500 Index	Deutsche Bank	USD	102,038,400	360	2,200.00	12/18/2020	2,896,044	2,397,600
S&P 500 Index	Deutsche Bank	USD	134,634,000	475	2,050.00	12/18/2020	3,763,916	2,272,875
S&P 500 Index	Deutsche Bank	USD	56,688,000	200	2,300.00	12/18/2020	1,660,608	1,639,000
Total							22,416,897	14,374,500
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	341,988,289	103,979,057	(13,793,592)	432,173,754	—	(1,379)	1,379	2,312,325	432,130,537
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,287,205	266,679	—	2,553,884	—	—	14,021,965	—	134,819,556
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,789,814	272,997	—	2,062,811	—	—	969,011	—	15,326,683
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,362,365	662,467	—	5,024,832	—	—	1,807,521	—	52,559,739
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	10,801,333	1,224,161	—	12,025,494	—	—	30,221,483	—	269,731,830
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,376,415	230,309	—	1,606,724	—	—	390,138	—	15,328,150
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	1,135,170	137,918	—	1,273,088	—	—	748,325	—	12,794,533
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	4,898,888	653,219	—	5,552,107	—	—	11,929,975	—	134,527,557
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,262,633	200,182	—	1,462,815	—	—	380,337	—	15,359,551
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	3,987,227	602,654	—	4,589,881	—	—	1,847,562	—	50,855,884
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,741,592	346,541	—	4,088,133	—	—	17,834,274	—	135,194,556
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	11,295,566	1,424,611	—	12,720,177	—	—	27,141,394	—	269,286,154
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,827,882	252,595	—	4,080,477	—	—	20,375,305	—	135,186,195
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,136,458	715,441	—	5,851,899	—	—	12,496,557	—	134,710,705
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	3,968,147	615,630	—	4,583,777	—	—	1,437,076	—	49,092,251
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	588,142	108,804	—	696,946	—	—	72,702	—	7,067,035
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	3,634,359	570,733	—	4,205,092	—	—	1,247,354	—	45,541,150
Total					—	(1,379)	142,922,358	2,312,325	1,909,512,066

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	1,213,456,553	1,213,456,553
Exchange-Traded Funds	147,590,134	—	—	—	147,590,134
Fixed-Income Funds	—	—	—	263,924,976	263,924,976
Residential Mortgage-Backed Securities - Agency	—	108,667,660	—	—	108,667,660
Options Purchased Puts	14,374,500	—	—	—	14,374,500
Money Market Funds	—	—	—	432,130,537	432,130,537
Total Investments in Securities	161,964,634	108,667,660	—	1,909,512,066	2,180,144,360
Investments in Derivatives
Asset
Futures Contracts	9,121,718	—	—	—	9,121,718
Total	171,086,352	108,667,660	—	1,909,512,066	2,189,266,078
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.7%
	Shares	Value ($)
U.S. Large Cap 44.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,280,509	67,598,093
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	6,039,617	135,468,599
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	2,779,807	67,354,731
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,051,583	67,845,846
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	6,381,651	135,099,558
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,050,433	67,930,827
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,933,748	67,534,873
Total		608,832,527
Total Equity Funds (Cost $532,845,031)		608,832,527

Exchange-Traded Funds 8.5%

iShares Core U.S. Aggregate Bond ETF	456,400	49,779,548
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,113	47,518,394
SPDR S&P 500 ETF Trust	7,600	2,146,848
Vanguard Total Bond Market ETF	207,310	16,829,426
Total Exchange-Traded Funds (Cost $112,547,812)		116,274,216

Fixed-Income Funds 26.0%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,767,040	20,559,109
Investment Grade 24.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,754,643	70,653,562
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,163,932	20,643,913
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,719,823	17,284,224
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,971,156	20,697,136
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,167,284	68,333,512
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,165,241	66,029,730
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	927,187	9,401,675
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,652,143	61,212,707
Total		334,256,459
Total Fixed-Income Funds (Cost $349,356,948)		354,815,568

Residential Mortgage-Backed Securities - Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/10/2049	3.500%	25,500,000	25,845,629
04/10/2049	4.000%	36,699,000	37,748,668
Total Residential Mortgage-Backed Securities - Agency (Cost $62,962,304)			63,594,297

Options Purchased Puts 0.5%
Value ($)
(Cost $11,550,020)	7,322,425

Money Market Funds 19.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	268,515,382	268,488,531
Total Money Market Funds (Cost $268,493,822)		268,488,531
Total Investments in Securities (Cost: $1,337,755,937)		1,419,327,564
Other Assets & Liabilities, Net		(55,876,219)
Net Assets		1,363,451,345
At March 31, 2019, securities and/or cash totaling $5,984,294 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	911	06/2019	USD	129,261,790	3,265,556	—
S&P 500 Index	10	06/2019	USD	7,094,500	214,090	—
U.S. Long Bond	151	06/2019	USD	22,598,094	650,855	—
U.S. Treasury 10-Year Note	178	06/2019	USD	22,110,938	309,753	—
U.S. Treasury 2-Year Note	124	06/2019	USD	26,423,625	97,652	—
U.S. Treasury 5-Year Note	235	06/2019	USD	27,219,609	238,226	—
U.S. Ultra Treasury Bond	69	06/2019	USD	11,592,000	462,199	—
Total					5,238,331	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	89,283,600	315	2,150.00	06/19/2020	2,306,168	1,255,275
S&P 500 Index	Deutsche Bank	USD	199,825,200	705	2,100.00	12/18/2020	6,491,979	3,778,800
S&P 500 Index	Deutsche Bank	USD	51,019,200	180	2,200.00	12/18/2020	1,448,022	1,198,800
S&P 500 Index	Deutsche Bank	USD	26,926,800	95	2,300.00	12/18/2020	788,789	778,525
S&P 500 Index	Deutsche Bank	USD	18,423,600	65	2,050.00	12/18/2020	515,062	311,025
Total							11,550,020	7,322,425
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	217,862,489	59,966,234	(9,313,341)	268,515,382	—	(931)	932	1,459,485	268,488,531
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,177,069	103,440	—	1,280,509	—	—	7,167,976	—	67,598,093
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,424,671	342,369	—	2,767,040	—	—	1,317,431	—	20,559,109
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	5,893,841	860,802	—	6,754,643	—	—	2,444,118	—	70,653,562
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	5,564,074	475,543	—	6,039,617	—	—	15,457,909	—	135,468,599
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,862,786	301,146	—	2,163,932	—	—	531,003	—	20,643,913
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	1,542,080	177,743	—	1,719,823	—	—	1,015,701	—	17,284,224
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	2,519,935	259,872	—	2,779,807	—	—	6,133,391	—	67,354,731
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,709,888	261,268	—	1,971,156	—	—	514,788	—	20,697,136
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	5,385,180	782,104	—	6,167,284	—	—	2,499,799	—	68,333,512
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,924,261	127,322	—	2,051,583	—	—	9,094,683	—	67,845,846
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	5,816,558	565,093	—	6,381,651	—	—	13,920,553	—	135,099,558
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	1,973,425	77,008	—	2,050,433	—	—	10,396,601	—	67,930,827
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,639,987	293,761	—	2,933,748	—	—	6,395,487	—	67,534,873
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	5,364,393	800,848	—	6,165,241	—	—	1,943,584	—	66,029,730
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	786,191	140,996	—	927,187	—	—	97,299	—	9,401,675
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	4,908,810	743,333	—	5,652,143	—	—	1,685,552	—	61,212,707
Total					—	(931)	80,616,807	1,459,485	1,232,136,626

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	608,832,527	608,832,527
Exchange-Traded Funds	116,274,216	—	—	—	116,274,216
Fixed-Income Funds	—	—	—	354,815,568	354,815,568
Residential Mortgage-Backed Securities - Agency	—	63,594,297	—	—	63,594,297
Options Purchased Puts	7,322,425	—	—	—	7,322,425
Money Market Funds	—	—	—	268,488,531	268,488,531
Total Investments in Securities	123,596,641	63,594,297	—	1,232,136,626	1,419,327,564
Investments in Derivatives
Asset
Futures Contracts	5,238,331	—	—	—	5,238,331
Total	128,834,972	63,594,297	—	1,232,136,626	1,424,565,895
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.4%
	Shares	Value ($)
U.S. Large Cap 31.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	111,223	5,871,473
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	523,161	11,734,492
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	241,762	5,857,886
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	178,039	5,887,757
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	553,644	11,720,635
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	177,525	5,881,418
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	254,733	5,863,954
Total		52,817,615
Total Equity Funds (Cost $45,840,752)		52,817,615

Exchange-Traded Funds 7.7%

iShares Core U.S. Aggregate Bond ETF	42,610	4,647,473
iShares iBoxx $ Investment Grade Corporate Bond ETF	48,977	5,831,201
SPDR S&P 500 ETF Trust	1,950	550,836
Vanguard Total Bond Market ETF	24,060	1,953,191
Total Exchange-Traded Funds (Cost $12,554,536)		12,982,701

Fixed-Income Funds 39.3%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	518,592	3,853,138
Investment Grade 37.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,258,028	13,158,976
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	404,985	3,863,560
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	317,600	3,191,875
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	367,750	3,861,374
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	1,148,697	12,727,560
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,150,336	12,320,098
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	174,194	1,766,332
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,053,363	11,407,922
Total		62,297,697
Total Fixed-Income Funds (Cost $64,937,513)		66,150,835

Residential Mortgage-Backed Securities - Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/10/2049	3.500%	2,950,000	2,989,985
04/10/2049	4.000%	4,390,000	4,515,563
Total Residential Mortgage-Backed Securities - Agency (Cost $7,431,198)			7,505,548

Options Purchased Puts 0.4%
Value ($)
(Cost $1,014,764)	648,440

Money Market Funds 20.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	35,052,237	35,048,732
Total Money Market Funds (Cost $35,049,696)		35,048,732
Total Investments in Securities (Cost: $166,828,459)		175,153,871
Other Assets & Liabilities, Net		(6,800,628)
Net Assets		168,353,243
At March 31, 2019, securities and/or cash totaling $561,089 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	83	06/2019	USD	11,776,870	295,074	—
S&P 500 Index	1	06/2019	USD	709,450	21,409	—
U.S. Long Bond	16	06/2019	USD	2,394,500	68,965	—
U.S. Treasury 10-Year Note	26	06/2019	USD	3,229,688	45,245	—
U.S. Treasury 2-Year Note	24	06/2019	USD	5,114,250	18,900	—
U.S. Treasury 5-Year Note	48	06/2019	USD	5,559,750	48,659	—
U.S. Ultra Treasury Bond	11	06/2019	USD	1,848,000	73,684	—
Total					571,936	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	7,086,000	25	2,150.00	06/19/2020	181,644	99,625
S&P 500 Index	Deutsche Bank	USD	18,140,160	64	2,100.00	12/18/2020	590,014	343,040
S&P 500 Index	Deutsche Bank	USD	4,251,600	15	2,200.00	12/18/2020	120,456	99,900
S&P 500 Index	Deutsche Bank	USD	2,834,400	10	2,300.00	12/18/2020	83,030	81,950
S&P 500 Index	Deutsche Bank	USD	1,417,200	5	2,050.00	12/18/2020	39,620	23,925
Total							1,014,764	648,440
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	28,156,859	7,771,633	(876,255)	35,052,237	—	(79)	79	(17,496)	35,048,732
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	102,567	9,437	(781)	111,223	—	(3,521)	626,064	—	5,871,473
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	452,973	66,058	(439)	518,592	—	(214)	245,167	—	3,853,138
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,062,139	199,332	(3,443)	1,258,028	—	(487)	454,636	—	13,158,976
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	484,160	44,322	(5,321)	523,161	—	(5,787)	1,345,910	—	11,734,492
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	338,765	66,919	(699)	404,985	—	(59)	99,136	—	3,863,560
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	271,887	48,741	(3,028)	317,600	—	(1,705)	189,871	—	3,191,875
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	218,693	25,973	(2,904)	241,762	—	(5,767)	539,969	—	5,857,886
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	307,681	60,908	(839)	367,750	—	(71)	96,134	—	3,861,374
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	971,939	179,110	(2,352)	1,148,697	—	(484)	463,964	—	12,727,560
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	168,271	11,429	(1,661)	178,039	—	(1,270)	790,951	—	5,887,757
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	506,991	50,934	(4,281)	553,644	—	(7,047)	1,217,583	—	11,720,635
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	173,780	7,577	(3,832)	177,525	—	(6,523)	912,742	—	5,881,418
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	230,301	26,210	(1,778)	254,733	—	(1,481)	555,769	—	5,863,954
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	965,201	187,844	(2,709)	1,150,336	—	(41)	361,931	—	12,320,098
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	143,171	31,292	(269)	174,194	—	(10)	18,228	—	1,766,332
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	881,763	174,109	(2,509)	1,053,363	—	(613)	314,625	—	11,407,922
Total					—	(35,159)	8,232,759	(17,496)	154,017,182

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	52,817,615	52,817,615
Exchange-Traded Funds	12,982,701	—	—	—	12,982,701
Fixed-Income Funds	—	—	—	66,150,835	66,150,835
Residential Mortgage-Backed Securities - Agency	—	7,505,548	—	—	7,505,548
Options Purchased Puts	648,440	—	—	—	648,440
Money Market Funds	—	—	—	35,048,732	35,048,732
Total Investments in Securities	13,631,141	7,505,548	—	154,017,182	175,153,871
Investments in Derivatives
Asset
Futures Contracts	571,936	—	—	—	571,936
Total	14,203,077	7,505,548	—	154,017,182	175,725,807
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2019

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 38.9%
Issuer	Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 0.2%
CenturyLink, Inc.(a)	30,131	361,271
Verizon Communications, Inc.(a)	1,836	108,562
Total		469,833
Interactive Media & Services 0.5%
Facebook, Inc., Class A(a),(b)	7,644	1,274,178
TripAdvisor, Inc.(a),(b)	2,260	116,277
Total		1,390,455
Media 0.4%
AMC Networks, Inc., Class A(b)	13,952	791,916
Sirius XM Holdings, Inc.(a)	41,155	233,349
Total		1,025,265
Total Communication Services		2,885,553
Consumer Discretionary 5.3%
Auto Components 0.5%
Gentex Corp.(a)	63,806	1,319,508
Diversified Consumer Services 0.5%
H&R Block, Inc.(a)	53,387	1,278,085
Hotels, Restaurants & Leisure 1.1%
Extended Stay America, Inc.(a)	82,363	1,478,416
Starbucks Corp.(a)	19,673	1,462,491
Total		2,940,907
Internet & Direct Marketing Retail 0.1%
Booking Holdings, Inc.(a),(b)	139	242,542
Multiline Retail 0.5%
Kohl’s Corp.(a)	19,907	1,369,004
Specialty Retail 2.2%
Advance Auto Parts, Inc.(a)	8,399	1,432,282
Dick’s Sporting Goods, Inc.(a)	35,336	1,300,718
Foot Locker, Inc.(a)	26,912	1,630,867
Urban Outfitters, Inc.(a),(b)	41,609	1,233,291
Total		5,597,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Columbia Sportswear Co.(a)	3,770	392,759
Ralph Lauren Corp.(a)	4,397	570,203
Total		962,962
Total Consumer Discretionary		13,710,166
Consumer Staples 1.9%
Food & Staples Retailing 0.4%
Walgreens Boots Alliance, Inc.(a)	18,562	1,174,418
Food Products 0.7%
Ingredion, Inc.(a)	9,288	879,481
Tyson Foods, Inc., Class A(a)	12,869	893,494
Total		1,772,975
Personal Products 0.5%
Herbalife Nutrition Ltd.(b)	24,126	1,278,437
Tobacco 0.3%
Philip Morris International, Inc.(a)	8,483	749,812
Total Consumer Staples		4,975,642
Energy 2.5%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.(a)	4,921	131,096
Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips Co.(a)	20,880	1,393,531
HollyFrontier Corp.(a)	19,138	942,929
Murphy Oil Corp.(a)	30,087	881,549
PBF Energy, Inc., Class A(a)	38,436	1,196,897
Range Resources Corp.(a)	66,201	744,099
Whiting Petroleum Corp.(a),(b)	49,325	1,289,356
Total		6,448,361
Total Energy		6,579,457
Financials 5.8%
Banks 1.5%
CIT Group, Inc.(a)	29,426	1,411,565
Citigroup, Inc.(a)	4,659	289,883
Citizens Financial Group, Inc.(a)	4,982	161,915
Comerica, Inc.(a)	3,135	229,858
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.(a)	26,855	1,399,951
Regions Financial Corp.(a)	30,955	438,014
Total		3,931,186
Capital Markets 0.6%
Lazard Ltd., Class A	22,689	819,980
LPL Financial Holdings, Inc.(a)	5,421	377,573
S&P Global, Inc.(a)	2,125	447,419
Total		1,644,972
Consumer Finance 0.8%
Capital One Financial Corp.(a)	6,474	528,861
Navient Corp.(a)	111,177	1,286,318
Santander Consumer U.S.A. Holdings, Inc.(a)	8,914	188,353
Total		2,003,532
Diversified Financial Services 0.6%
Voya Financial, Inc.(a)	31,929	1,595,173
Insurance 2.3%
Allstate Corp. (The)(a)	13,794	1,299,119
Athene Holding Ltd., Class A(b)	8,899	363,079
Brown & Brown, Inc.(a)	2,763	81,536
MetLife, Inc.(a)	31,740	1,351,172
Prudential Financial, Inc.(a)	15,465	1,420,924
Unum Group(a)	41,823	1,414,872
Total		5,930,702
Total Financials		15,105,565
Health Care 4.1%
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.(a)	983	79,928
Dentsply Sirona, Inc.(a)	24,338	1,206,921
STERIS PLC	4,982	637,845
Total		1,924,694
Health Care Providers & Services 1.3%
Cardinal Health, Inc.(a)	23,655	1,138,988
McKesson Corp.(a)	10,345	1,210,986
Premier, Inc.(a),(b)	32,851	1,133,031
Total		3,483,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.(a)	5,396	433,730
Bruker Corp.(a)	39,329	1,511,807
Total		1,945,537
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.(a)	14,992	715,268
Eli Lilly & Co.(a)	12,085	1,568,150
Merck & Co., Inc.(a)	1,132	94,149
Perrigo Co. PLC	21,840	1,051,814
Total		3,429,381
Total Health Care		10,782,617
Industrials 5.8%
Aerospace & Defense 0.6%
Boeing Co. (The)(a)	3,788	1,444,819
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.(a)	14,878	1,294,237
Expeditors International of Washington, Inc.(a)	1,851	140,491
Total		1,434,728
Airlines 1.2%
Copa Holdings SA, Class A	10,377	836,490
Delta Air Lines, Inc.(a)	21,822	1,127,106
Southwest Airlines Co.(a)	21,817	1,132,521
United Continental Holdings, Inc.(a),(b)	908	72,440
Total		3,168,557
Commercial Services & Supplies 0.3%
ADT, Inc.	120,233	768,289
Electrical Equipment 0.8%
Acuity Brands, Inc.(a)	272	32,643
Hubbell, Inc.(a)	3,246	382,963
Regal Beloit Corp.(a)	2,607	213,435
Rockwell Automation, Inc.(a)	8,684	1,523,695
Total		2,152,736
Industrial Conglomerates 0.1%
Honeywell International, Inc.(a)	732	116,329

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.0%
Allison Transmission Holdings, Inc.(a)	29,089	1,306,678
Snap-On, Inc.(a)	8,737	1,367,515
Total		2,674,193
Professional Services 0.5%
Robert Half International, Inc.(a)	20,939	1,364,385
Road & Rail 0.2%
Landstar System, Inc.(a)	5,188	567,515
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A(a)	16,891	1,397,055
Total Industrials		15,088,606
Information Technology 6.4%
Communications Equipment 0.8%
F5 Networks, Inc.(a),(b)	3,121	489,778
Ubiquiti Networks, Inc.(a)	11,091	1,660,434
Total		2,150,212
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A(a),(b)	3,806	797,471
IT Services 1.5%
MasterCard, Inc., Class A(a)	6,681	1,573,042
Paychex, Inc.(a)	6,597	529,079
VeriSign, Inc.(a),(b)	8,718	1,582,840
Visa, Inc., Class A(a)	1,666	260,213
Total		3,945,174
Semiconductors & Semiconductor Equipment 1.0%
Qorvo, Inc.(a),(b)	20,903	1,499,372
QUALCOMM, Inc.(a)	19,376	1,105,013
Total		2,604,385
Software 2.2%
Adobe, Inc.(b)	5,734	1,528,054
Aspen Technology, Inc.(a),(b)	6,904	719,811
Fortinet, Inc.(a),(b)	18,755	1,574,857
LogMeIn, Inc.(a)	4,267	341,787
VMware, Inc., Class A(a)	8,904	1,607,261
Total		5,771,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.(a)	11,423	221,949
NetApp, Inc.(a)	16,577	1,149,449
Total		1,371,398
Total Information Technology		16,640,410
Materials 3.5%
Chemicals 2.0%
Cabot Corp.(a)	28,365	1,180,835
Eastman Chemical Co.(a)	1,845	139,999
Huntsman Corp.(a)	46,960	1,056,130
LyondellBasell Industries NV, Class A	10,583	889,819
Mosaic Co. (The)(a)	21,930	598,908
Westlake Chemical Corp.(a)	18,232	1,237,224
Total		5,102,915
Containers & Packaging 0.2%
Packaging Corp. of America(a)	3,922	389,768
Sonoco Products Co.(a)	1,622	99,802
Total		489,570
Metals & Mining 0.7%
Nucor Corp.(a)	14,917	870,407
Steel Dynamics, Inc.(a)	25,545	900,972
United States Steel Corp.(a)	9,029	175,975
Total		1,947,354
Paper & Forest Products 0.6%
Domtar Corp.(a)	29,645	1,471,874
Total Materials		9,011,713
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.3%
Hospitality Properties Trust(a)	31,139	819,267
Host Hotels & Resorts, Inc.(a)	52,412	990,587
Park Hotels & Resorts, Inc.(a)	45,210	1,405,127
Rayonier, Inc.(a)	29,860	941,187
Spirit Realty Capital, Inc.(a)	37,133	1,475,294
Uniti Group, Inc.(a)	34,098	381,557
Total		6,013,019

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	3,695	569,695
Total Real Estate		6,582,714
Total Common Stocks (Cost $103,452,470)		101,362,443

Exchange-Traded Funds 9.4%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	538,094	12,193,210
Vanguard REIT ETF	140,283	12,191,996
Total Exchange-Traded Funds (Cost $23,860,015)		24,385,206

Foreign Government Obligations(c),(d) 4.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.2%
Republic of Austria Government Bond(e)
10/20/2026	0.750%	EUR	248,000	294,779
03/15/2037	4.150%	EUR	53,000	94,050
Total				388,829
Belgium 0.3%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	336,000	432,857
06/22/2027	0.800%	EUR	230,000	271,351
03/28/2041	4.250%	EUR	40,000	71,709
Total				775,917
France 0.4%
French Republic Government Bond OAT(e)
10/25/2027	2.750%	EUR	358,000	493,438
05/25/2045	3.250%	EUR	206,000	338,374
05/25/2048	2.000%	EUR	129,000	169,538
Total				1,001,350
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2028	4.750%	EUR	689,000	926,157
09/01/2046	3.250%	EUR	395,000	433,618
03/01/2047	2.700%	EUR	413,000	411,031
Total				1,770,806
Japan 0.4%
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	82,450,000	783,700
09/20/2048	0.900%	JPY	7,150,000	71,362
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government Thirty-Year Bond
12/20/2048	0.700%	JPY	11,950,000	113,333
Total				968,395
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	10,000,000	501,616
06/03/2027	7.500%	MXN	21,800,000	1,088,164
Total				1,589,780
South Africa 0.5%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	15,820,000	1,212,267
Spain 1.0%
Spain Government Bond(e)
10/31/2024	2.750%	EUR	862,000	1,097,474
04/30/2028	1.400%	EUR	461,000	538,821
04/30/2029	1.450%	EUR	529,000	613,422
07/30/2040	4.900%	EUR	226,000	385,924
Total				2,635,641
Sweden 0.1%
Sweden Government Bond
03/30/2039	3.500%	SEK	2,150,000	346,567
United Kingdom 0.2%
United Kingdom Gilt(e)
06/07/2032	4.250%	GBP	204,000	363,538
01/22/2045	3.500%	GBP	131,000	240,594
Total				604,132
Total Foreign Government Obligations (Cost $10,983,181)				11,293,684

Inflation-Indexed Bonds(c) 7.5%

Australia 0.1%
Australia Government Bond(e)
08/21/2035	2.000%	AUD	124,341	108,954
08/21/2040	1.250%	AUD	104,400	83,268
Total				192,222
Canada 0.4%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	479,131	473,041
12/01/2031	4.000%	CAD	228,049	250,894
12/01/2036	3.000%	CAD	210,125	226,916
Total				950,851

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.7%
France Government Bond OAT(e)
07/25/2030	0.700%	EUR	258,294	340,397
07/25/2032	3.150%	EUR	219,496	378,961
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	659,877	808,274
07/25/2040	1.800%	EUR	215,076	357,883
Total				1,885,515
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	874,985	1,108,829
09/15/2035	2.350%	EUR	289,518	348,053
09/15/2041	2.550%	EUR	372,396	441,243
Total				1,898,125
Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	35,049,800	326,526
03/10/2026	0.100%	JPY	33,998,160	318,755
03/10/2027	0.100%	JPY	75,805,560	713,392
Total				1,358,673
Spain 0.3%
Spain Government Inflation-Linked Bond(e)
11/30/2024	1.800%	EUR	210,656	273,174
11/30/2027	0.650%	EUR	166,716	202,737
11/30/2030	1.000%	EUR	123,997	155,166
Total				631,077
United Kingdom 2.3%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	299,031	443,358
03/22/2029	0.125%	GBP	454,415	751,123
03/22/2034	0.750%	GBP	299,960	586,390
11/22/2037	1.125%	GBP	336,034	751,565
03/22/2044	0.125%	GBP	358,598	762,206
03/22/2052	0.250%	GBP	630,560	1,586,350
11/22/2056	0.125%	GBP	256,567	678,573
11/22/2065	0.125%	GBP	132,649	412,759
Total				5,972,324
United States 2.5%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		862,904	856,084
01/15/2024	0.625%		1,367,728	1,380,995
01/15/2025	0.250%		1,077,476	1,066,106
07/15/2027	0.375%		1,038,130	1,030,173
01/15/2028	0.500%		971,354	969,066
02/15/2042	0.750%		421,028	409,986
02/15/2043	0.625%		325,123	305,876
02/15/2045	0.750%		285,367	274,311
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2048	1.000%	238,825	243,891
Total			6,536,488
Total Inflation-Indexed Bonds (Cost $18,833,225)			19,425,275

Residential Mortgage-Backed Securities - Agency 2.1%

Federal National Mortgage Association(f)
04/15/2034	2.500%	630,000	626,241
04/10/2049	3.000%	830,000	826,428
04/10/2049	3.500%	1,050,000	1,064,232
04/10/2049	4.000%	1,035,000	1,064,603
04/10/2049	4.500%	300,000	312,568
04/10/2049	5.000%	150,000	158,581
Government National Mortgage Association(f)
04/17/2049	3.500%	1,470,000	1,501,892
Total Residential Mortgage-Backed Securities - Agency (Cost $5,496,507)			5,554,545

U.S. Treasury Obligations 2.8%

U.S. Treasury
11/30/2024	2.125%	200	198
08/15/2027	2.250%	500,000	495,243
11/15/2027	2.250%	2,082,900	2,060,947
02/15/2028	2.750%	2,010,400	2,067,894
05/15/2028	2.875%	1,950,900	2,026,603
11/15/2028	3.125%	678,000	719,257
Total U.S. Treasury Obligations (Cost $7,106,999)			7,370,142

Options Purchased Puts 0.0%
Value ($)
(Cost $35,023)	35,000

Money Market Funds 57.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(g),(h)	149,051,332	149,036,426
Total Money Market Funds (Cost $149,037,856)		149,036,426
Total Investments in Securities (Cost $318,805,276)		318,462,721

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Investments in securities sold short

Common Stocks (39.3)%
Issuer	Shares	Value ($)
Communication Services (1.1)%
Entertainment (0.8)%
Lions Gate Entertainment Corp.	(58,179)	(909,920)
Madison Square Garden Co. (The), Class A(b)	(3,427)	(1,004,556)
Netflix, Inc.(b)	(280)	(99,837)
Total		(2,014,313)
Media (0.3)%
Charter Communications, Inc., Class A(b)	(2,192)	(760,426)
Total Communication Services		(2,774,739)
Consumer Discretionary (5.2)%
Distributors (0.8)%
LKQ Corp.(b)	(38,070)	(1,080,427)
Pool Corp.	(6,128)	(1,010,936)
Total		(2,091,363)
Diversified Consumer Services (0.5)%
Grand Canyon Education, Inc.(b)	(9,704)	(1,111,205)
Hotels, Restaurants & Leisure (1.2)%
Caesars Entertainment Corp.(b)	(84,039)	(730,299)
Hilton Grand Vacations, Inc.(b)	(32,699)	(1,008,764)
McDonald’s Corp.	(2,818)	(535,138)
Wynn Resorts Ltd.	(7,427)	(886,190)
Total		(3,160,391)
Household Durables (0.2)%
D.R. Horton, Inc.	(2,116)	(87,560)
Leggett & Platt, Inc.	(8,985)	(379,347)
Mohawk Industries, Inc.(b)	(920)	(116,058)
Total		(582,965)
Internet & Direct Marketing Retail (0.1)%
GrubHub, Inc.(b)	(964)	(66,969)
Wayfair, Inc., Class A(b)	(1,725)	(256,076)
Total		(323,045)
Leisure Products (0.2)%
Mattel, Inc.(b)	(41,804)	(543,452)
Multiline Retail (0.3)%
Dollar Tree, Inc.(b)	(7,936)	(833,597)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (1.2)%
AutoNation, Inc.(b)	(24,405)	(871,747)
CarMax, Inc.(b)	(15,941)	(1,112,682)
L Brands, Inc.	(27,916)	(769,923)
Penske Automotive Group, Inc.	(7,879)	(351,797)
Total		(3,106,149)
Textiles, Apparel & Luxury Goods (0.7)%
Carter’s, Inc.	(10,297)	(1,037,835)
PVH Corp.	(6,957)	(848,406)
Total		(1,886,241)
Total Consumer Discretionary		(13,638,408)
Consumer Staples (2.0)%
Beverages (0.4)%
Brown-Forman Corp., Class B	(20,261)	(1,069,376)
Food & Staples Retailing (0.4)%
Casey’s General Stores, Inc.	(7,828)	(1,008,011)
Food Products (0.9)%
Hain Celestial Group, Inc. (The)(b)	(49,968)	(1,155,260)
McCormick & Co., Inc.	(7,575)	(1,141,022)
Total		(2,296,282)
Personal Products (0.3)%
Coty, Inc., Class A	(46,811)	(538,326)
Estee Lauder Companies, Inc. (The), Class A	(1,063)	(175,980)
Total		(714,306)
Total Consumer Staples		(5,087,975)
Energy (2.6)%
Oil, Gas & Consumable Fuels (2.6)%
Cheniere Energy, Inc.(b)	(15,626)	(1,068,193)
Concho Resources, Inc.	(1,297)	(143,915)
Diamondback Energy, Inc.	(9,257)	(939,863)
Hess Corp.	(10,518)	(633,499)
ONEOK, Inc.	(5,718)	(399,345)
Parsley Energy, Inc.(b)	(50,781)	(980,073)
SM Energy Co.	(28,411)	(496,909)

6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Williams Companies, Inc. (The)	(38,295)	(1,099,833)
WPX Energy, Inc.(b)	(76,871)	(1,007,779)
Total		(6,769,409)
Total Energy		(6,769,409)
Financials (5.9)%
Banks (1.6)%
Bank of Hawaii Corp.	(12,675)	(999,677)
Cullen/Frost Bankers, Inc.	(2,850)	(276,650)
First Republic Bank	(10,357)	(1,040,464)
Pinnacle Financial Partners, Inc.	(1,059)	(57,927)
Prosperity Bancshares, Inc.	(13,814)	(953,995)
U.S. Bancorp	(17,499)	(843,277)
Wells Fargo & Co.	(2,428)	(117,321)
Total		(4,289,311)
Capital Markets (0.5)%
Interactive Brokers Group, Inc., Class A	(18,349)	(951,946)
Virtu Financial, Inc., Class A	(9,121)	(216,624)
Total		(1,168,570)
Consumer Finance (0.5)%
American Express Co.	(8,308)	(908,065)
Credit Acceptance Corp.(b)	(999)	(451,478)
Total		(1,359,543)
Insurance (2.5)%
Alleghany Corp.(b)	(568)	(347,843)
American International Group, Inc.	(15,204)	(654,684)
Arch Capital Group Ltd.(b)	(31,027)	(1,002,793)
Assurant, Inc.	(3,511)	(333,229)
Chubb Ltd.	(7,263)	(1,017,401)
Markel Corp.(b)	(885)	(881,672)
RenaissanceRe Holdings Ltd.	(6,752)	(968,912)
White Mountains Insurance Group Ltd.	(1,074)	(993,966)
Willis Towers Watson PLC	(2,142)	(376,242)
Total		(6,576,742)
Thrifts & Mortgage Finance (0.8)%
New York Community Bancorp, Inc.	(86,797)	(1,004,241)
TFS Financial Corp.	(61,402)	(1,011,291)
Total		(2,015,532)
Total Financials		(15,409,698)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (4.2)%
Health Care Equipment & Supplies (1.2)%
Boston Scientific Corp.(b)	(6,301)	(241,833)
Insulet Corp.(b)	(11,544)	(1,097,719)
Intuitive Surgical, Inc.(b)	(1,866)	(1,064,702)
Penumbra, Inc.(b)	(4,223)	(620,823)
Total		(3,025,077)
Health Care Providers & Services (1.2)%
Acadia Healthcare Co., Inc.(b)	(6,195)	(181,576)
Anthem, Inc.	(3,035)	(870,984)
Chemed Corp.	(3,073)	(983,575)
DaVita, Inc.(b)	(713)	(38,709)
Henry Schein, Inc.(b)	(5,109)	(307,102)
Mednax, Inc.(b)	(25,207)	(684,874)
Total		(3,066,820)
Health Care Technology (0.2)%
Cerner Corp.(b)	(9,656)	(552,420)
Life Sciences Tools & Services (0.8)%
Bio-Rad Laboratories, Inc., Class A(b)	(3,404)	(1,040,534)
Bio-Techne Corp.	(4,967)	(986,198)
Total		(2,026,732)
Pharmaceuticals (0.8)%
Catalent, Inc.(b)	(25,083)	(1,018,119)
Zoetis, Inc.	(10,978)	(1,105,155)
Total		(2,123,274)
Total Health Care		(10,794,323)
Industrials (5.9)%
Aerospace & Defense (0.7)%
BWX Technologies, Inc.	(21,051)	(1,043,708)
Lockheed Martin Corp.	(2,879)	(864,161)
Total		(1,907,869)
Air Freight & Logistics (0.3)%
Fedex Corp.	(3,933)	(713,486)
Airlines (0.6)%
Alaska Air Group, Inc.	(14,584)	(818,454)
American Airlines Group, Inc.	(27,646)	(878,037)
Total		(1,696,491)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.9)%
Copart, Inc.(b)	(18,416)	(1,115,826)
Stericycle, Inc.(b)	(22,553)	(1,227,334)
Total		(2,343,160)
Construction & Engineering (0.3)%
Fluor Corp.	(20,606)	(758,301)
Valmont Industries, Inc.	(1,034)	(134,523)
Total		(892,824)
Industrial Conglomerates (0.0)%
Carlisle Companies, Inc.	(363)	(44,511)
Machinery (1.6)%
Deere & Co.	(6,371)	(1,018,341)
Donaldson Co., Inc.	(11,912)	(596,315)
Trinity Industries, Inc.	(25,806)	(560,764)
Wabtec Corp.	(10,317)	(760,569)
Welbilt, Inc.(b)	(69,924)	(1,145,355)
Total		(4,081,344)
Marine (0.2)%
Kirby Corp.(b)	(8,482)	(637,083)
Professional Services (0.1)%
Equifax, Inc.	(1,533)	(181,660)
Road & Rail (0.8)%
AMERCO	(2,756)	(1,023,882)
Ryder System, Inc.	(16,684)	(1,034,241)
Total		(2,058,123)
Trading Companies & Distributors (0.4)%
Air Lease Corp.	(26,679)	(916,424)
Total Industrials		(15,472,975)
Information Technology (6.2)%
Communications Equipment (0.3)%
EchoStar Corp., Class A(b)	(24,420)	(890,109)
Electronic Equipment, Instruments & Components (0.8)%
Arrow Electronics, Inc.(b)	(12,692)	(978,046)
Avnet, Inc.	(6,500)	(281,905)
Jabil, Inc.	(29,056)	(772,599)
Total		(2,032,550)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (2.3)%
Amdocs Ltd.	(16,770)	(907,425)
Euronet Worldwide, Inc.(b)	(7,882)	(1,123,894)
Gartner, Inc.(b)	(6,222)	(943,753)
Square, Inc., Class A(b)	(12,483)	(935,226)
Teradata Corp.(b)	(14,089)	(614,985)
Twilio, Inc.(b)	(8,514)	(1,099,839)
Worldpay, Inc.(b)	(2,677)	(303,839)
Total		(5,928,961)
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc.(b)	(30,548)	(779,585)
First Solar, Inc.(b)	(19,831)	(1,047,870)
Monolithic Power Systems, Inc.	(6,818)	(923,771)
Total		(2,751,226)
Software (1.4)%
2U, Inc.(b)	(15,896)	(1,126,232)
Autodesk, Inc.(b)	(4,217)	(657,093)
FireEye, Inc.(b)	(39,956)	(670,861)
Nuance Communications, Inc.(b)	(37,327)	(631,946)
PTC, Inc.(b)	(5,510)	(507,912)
Total		(3,594,044)
Technology Hardware, Storage & Peripherals (0.4)%
Hewlett Packard Enterprise Co.	(63,773)	(984,017)
Total Information Technology		(16,180,907)
Materials (3.7)%
Chemicals (2.0)%
Ashland Global Holdings, Inc.	(11,322)	(884,588)
Ecolab, Inc.	(6,301)	(1,112,379)
FMC Corp.	(9,498)	(729,636)
International Flavors & Fragrances, Inc.	(2,721)	(350,438)
Newmarket Corp.	(442)	(191,633)
Platform Specialty Products Corp.(b)	(60,263)	(608,656)
RPM International, Inc.	(6,375)	(370,005)
Scotts Miracle-Gro Co. (The), Class A	(13,448)	(1,056,744)
Total		(5,304,079)

8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials (0.5)%
Martin Marietta Materials, Inc.	(519)	(104,413)
Vulcan Materials Co.	(8,886)	(1,052,102)
Total		(1,156,515)
Containers & Packaging (0.8)%
Crown Holdings, Inc.(b)	(19,145)	(1,044,743)
Graphic Packaging Holding Co.	(40,602)	(512,803)
Sealed Air Corp.	(9,288)	(427,805)
Total		(1,985,351)
Metals & Mining (0.4)%
Royal Gold, Inc.	(11,869)	(1,079,248)
Total Materials		(9,525,193)
Real Estate (2.5)%
Equity Real Estate Investment Trusts (REITS) (2.5)%
American Campus Communities, Inc.	(19,358)	(921,054)
Crown Castle International Corp.	(8,352)	(1,069,056)
Equinix, Inc.	(480)	(217,517)
Federal Realty Investment Trust	(7,342)	(1,012,095)

Common Stocks (continued)
Issuer	Shares	Value ($)
Healthcare Trust of America, Inc., Class A	(3,815)	(109,071)
Invitation Homes, Inc.	(30,906)	(751,943)
Macerich Co. (The)	(20,268)	(878,618)
Prologis, Inc.	(1,274)	(91,664)
Realty Income Corp.	(6,818)	(501,532)
Welltower, Inc.	(13,346)	(1,035,649)
Total		(6,588,199)
Total Real Estate		(6,588,199)
Total Common Stocks (Proceeds $101,383,926)		(102,241,826)
Total Investments in Securities Sold Short (Proceeds $101,383,926)		(102,241,826)
Total Investments in Securities, Net of Securities Sold Short		216,220,895
Other Assets & Liabilities, Net		44,274,497
Net Assets		260,495,392

At March 31, 2019, securities and/or cash totaling $144,022,251 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,281,000 CHF	18,330,906 USD	Citi	04/03/2019	—	(29,870)
159,061 USD	159,000 CHF	Citi	04/03/2019	633	—
18,268,967 USD	18,122,000 CHF	Citi	04/03/2019	—	(67,884)
208,000 CAD	156,052 USD	Credit Suisse	04/03/2019	400	—
6,309,253 USD	8,456,000 CAD	Credit Suisse	04/03/2019	18,591	—
12,088,134 USD	16,066,000 CAD	Credit Suisse	04/03/2019	—	(65,528)
13,839,000 GBP	18,296,992 USD	HSBC	04/03/2019	271,483	—
17,500,000 NZD	12,068,875 USD	HSBC	04/03/2019	151,161	—
208,050 USD	157,000 GBP	HSBC	04/03/2019	—	(3,555)
7,578,000 GBP	10,036,902 USD	HSBC	04/24/2019	155,986	—
749,000 GBP	975,978 USD	HSBC	04/24/2019	—	(640)
580,182,000 JPY	5,286,748 USD	HSBC	04/24/2019	41,453	—
130,122,000 JPY	1,176,139 USD	HSBC	04/24/2019	—	(265)
65,442,000 MXN	3,411,502 USD	HSBC	04/24/2019	51,900	—
1,132,000 NOK	132,227 USD	HSBC	04/24/2019	867	—
20,000 NZD	13,800 USD	HSBC	04/24/2019	174	—
7,345,000 SEK	796,080 USD	HSBC	04/24/2019	4,770	—
197,000 SGD	145,965 USD	HSBC	04/24/2019	543	—
107,000 SGD	78,983 USD	HSBC	04/24/2019	—	(3)
18,598,000 ZAR	1,288,727 USD	HSBC	04/24/2019	3,157	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,800,000 AUD	2,676,861 USD	HSBC	04/26/2019	—	(22,606)
5,000,000 CAD	3,731,494 USD	HSBC	04/26/2019	—	(12,327)
3,600,000 CHF	3,585,793 USD	HSBC	04/26/2019	—	(37,845)
4,000,000 EUR	4,515,664 USD	HSBC	04/26/2019	19,544	—
383,700,000 JPY	3,447,136 USD	HSBC	04/26/2019	—	(22,435)
26,500,000 NOK	3,047,092 USD	HSBC	04/26/2019	—	(28,279)
3,500,000 NZD	2,372,079 USD	HSBC	04/26/2019	—	(12,457)
22,500,000 SEK	2,403,295 USD	HSBC	04/26/2019	—	(21,093)
8,000,000 SGD	5,895,548 USD	HSBC	04/26/2019	—	(10,141)
353,000 AUD	250,669 USD	Morgan Stanley	04/03/2019	16	—
168,475,000 SEK	17,942,087 USD	Morgan Stanley	04/03/2019	—	(180,116)
30,372,464 USD	42,824,000 AUD	Morgan Stanley	04/03/2019	35,307	—
2,132 USD	3,000 AUD	Morgan Stanley	04/03/2019	—	(2)
18,130,017 USD	168,475,000 SEK	Morgan Stanley	04/03/2019	—	(7,814)
1,419,000 AUD	1,008,299 USD	Morgan Stanley	04/24/2019	301	—
487,000 AUD	345,819 USD	Morgan Stanley	04/24/2019	—	(126)
1,298,000 CAD	967,400 USD	Morgan Stanley	04/24/2019	—	(4,446)
1,492,000 CHF	1,505,078 USD	Morgan Stanley	04/24/2019	3,567	—
2,007,000 DKK	303,936 USD	Morgan Stanley	04/24/2019	1,774	—
14,438,000 EUR	16,359,906 USD	Morgan Stanley	04/24/2019	133,902	—
829,000 GBP	1,098,500 USD	Morgan Stanley	04/24/2019	17,571	—
2,096,181 USD	2,950,000 AUD	Morgan Stanley	04/24/2019	—	(626)
3,918,361 USD	3,880,000 CHF	Morgan Stanley	04/24/2019	—	(13,627)
316,187 USD	243,000 GBP	Morgan Stanley	04/24/2019	660	—
26,934,000 EUR	30,603,726 USD	UBS	04/03/2019	387,945	—
1,346,846,000 JPY	12,246,548 USD	UBS	04/03/2019	93,090	—
104,939,000 NOK	12,316,610 USD	UBS	04/03/2019	149,223	—
309,009 USD	272,000 EUR	UBS	04/03/2019	—	(3,867)
12,094,544 USD	1,346,846,000 JPY	UBS	04/03/2019	58,915	—
12,092,393 USD	104,939,000 NOK	UBS	04/03/2019	74,994	—
12,072,048 USD	111,358,000 SEK	UBS	04/03/2019	—	(93,699)
Total				1,677,927	(639,251)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	57	06/2019	JPY	873,696,000	30,257	—
3-Month Euroyen	77	09/2019	JPY	1,924,518,750	5,789	—
Australian 10-Year Bond	115	06/2019	AUD	15,934,002	191,687	—
EURO STOXX 50	229	06/2019	EUR	7,492,880	122,681	—
Euro-BTP	3	06/2019	EUR	388,410	11,052	—
Euro-Bund	2	06/2019	EUR	332,680	7,688	—
Euro-OAT	13	06/2019	EUR	2,114,710	65,211	—
FTSE 100 Index	77	06/2019	GBP	5,552,855	176,333	—
Long Gilt	19	06/2019	GBP	2,458,030	52,194	—
MSCI EAFE Index Future	181	06/2019	USD	16,890,920	154,287	—
MSCI Emerging Markets Index	123	06/2019	USD	6,503,010	47,511	—
OMXS30 Index	62	04/2019	SEK	9,586,750	2,383	—
S&P 500 E-mini	255	06/2019	USD	36,181,950	1,092,043	—
S&P 500 E-mini	216	06/2019	USD	30,648,240	637,919	—
S&P/TSX 60 Index	18	06/2019	CAD	3,445,560	19,185	—
S&P/TSX 60 Index	12	06/2019	CAD	2,297,040	8,288	—
SPI 200 Index	12	06/2019	AUD	1,851,300	—	(3,516)
U.S. Long Bond	2	06/2019	USD	299,313	8,558	—
U.S. Treasury 10-Year Note	48	06/2019	USD	5,962,500	83,574	—
10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	5	06/2019	USD	579,141	7,451	—
U.S. Treasury Ultra 10-Year Note	35	06/2019	USD	4,647,344	102,639	—
Total					2,826,730	(3,516)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(35)	09/2019	USD	(8,534,750)	—	(16,720)
Canadian Government 10-Year Bond	(12)	06/2019	CAD	(1,668,480)	—	(24,473)
Euro-BTP	(23)	06/2019	EUR	(2,977,810)	—	(82,208)
Hang Seng Index	(11)	04/2019	HKD	(15,992,350)	—	(23,997)
MSCI Emerging Markets Index	(126)	06/2019	USD	(6,661,620)	—	(65,811)
SPI 200 Index	(53)	04/2019	AUD	(8,200,425)	33,335	—
TOPIX Index	(240)	06/2019	JPY	(3,820,800,000)	143,694	—
Total					177,029	(213,209)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CME British Pound Currency Future	JPMorgan	USD	3,264,000	40	1.27	06/07/2019	35,023	35,000

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	259,538,000	34,368	—	—	34,368	—
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/06/2027	JPY	227,882,000	44,537	—	—	44,537	—
Fixed rate of 0.293%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	04/05/2028	JPY	3,535,770,528	723,422	—	—	723,422	—
6-Month GBP LIBOR	Fixed rate of 1.550%	Receives Semi annually, Pays Semi annually	Morgan Stanley	05/01/2028	GBP	6,987,000	(325,490)	—	—	—	(325,490)
3-Month USD LIBOR	Fixed rate of 3.037%	Receives Quarterly, Pays Semi annually	Morgan Stanley	05/03/2028	USD	14,513,256	(869,140)	—	—	—	(869,140)
6-Month EURIBOR	Fixed rate of 1.006%	Receives Semi annually, Pays Annually	Morgan Stanley	05/04/2028	EUR	6,119,789	(454,936)	—	—	—	(454,936)
Fixed rate of 1.506%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/02/2028	GBP	12,220,000	483,582	—	—	483,582	—
6-Month GBP LIBOR	Fixed rate of 1.640%	Receives Semi annually, Pays Semi annually	Morgan Stanley	08/01/2028	GBP	7,854,000	(432,429)	—	—	—	(432,429)
Fixed rate of 0.403%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	08/03/2028	JPY	1,539,121,000	444,877	—	—	444,877	—
Fixed rate of 1.529%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/04/2028	GBP	35,085,000	1,455,278	—	—	1,455,278	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.652%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/04/2028	CAD	31,573,000	(1,207,391)	—	—	—	(1,207,391)
Fixed rate of 2.896%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Morgan Stanley	10/03/2028	CAD	7,064,000	404,883	—	—	404,883	—
Fixed rate of 2.831%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	10/04/2028	AUD	17,314,000	940,316	—	—	940,316	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	11

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month GBP LIBOR	Fixed rate of 1.610%	Receives Semi annually, Pays Semi annually	Morgan Stanley	11/01/2028	GBP	6,933,000	(379,547)	—	—	—	(379,547)
Fixed rate of 0.325%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	11/05/2028	JPY	2,918,942,000	660,110	—	—	660,110	—
Fixed rate of 0.975%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	11/05/2028	EUR	2,483,000	157,900	—	—	157,900	—
Fixed rate of 2.773%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/04/2028	AUD	23,802,000	1,182,163	—	—	1,182,163	—
Fixed rate of 0.245%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/05/2028	JPY	1,413,918,000	213,485	—	—	213,485	—
6-Month AUD BBA LIBOR	Fixed rate of 2.479%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/03/2029	AUD	50,284,000	(1,479,967)	—	—	—	(1,479,967)
Fixed rate of 0.740%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Morgan Stanley	01/04/2029	EUR	9,938,000	341,160	—	—	341,160	—
Fixed rate of 2.482%	6-Month AUD BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/04/2029	AUD	18,014,000	527,044	—	—	527,044	—
6-Month GBP LIBOR	Fixed rate of 1.506%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/01/2029	GBP	6,069,000	(237,164)	—	—	—	(237,164)
6-Month AUD BBA LIBOR	Fixed rate of 2.425%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/04/2029	AUD	27,606,000	(706,338)	—	—	—	(706,338)
Fixed rate of 0.716%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Morgan Stanley	03/05/2029	EUR	8,031,000	230,071	—	—	230,071	—
3-Month NZD LIBOR	Fixed rate of 2.495%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/07/2029	NZD	1,434,000	(31,024)	—	—	—	(31,024)
Total							1,719,770	—	—	7,843,196	(6,123,426)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 31	Morgan Stanley	06/20/2024	1.000	Quarterly	1.782	USD	13,265,000	(45,771)	—	—	—	(45,771)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.481	USD	15,636,000	112,946	—	—	112,946	—
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	0.634	USD	12,544,000	11,523	—	—	11,523	—
Markit iTraxx Europe Crossover Index, Series 31	Morgan Stanley	06/20/2024	5.000	Quarterly	2.686	EUR	4,468,000	(2,694)	—	—	—	(2,694)
Total								76,004	—	—	124,469	(48,465)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	263,951	(80) ††	(72)	—	—	—	(152)
Total return on Barclays Dualis Volatility Weighted Index (BCCFDUVP)†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	45,990	(778) ††	(19)	—	—	—	(797)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	7,218,853	(2,198) ††	(1,970)	—	—	—	(4,168)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	549,404	(3,849) ††	(257)	174	—	—	(4,280)
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	7,995,035	(56,008) ††	(3,740)	—	—	—	(59,748)
Total return on Barclays Dualis Volatility Weighted Index (BCCFDUVP)†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	6,000,765	(101,530) ††	(2,526)	—	—	—	(104,056)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	68,808	(19) ††	(15)	—	—	—	(34)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	92,798	(250) ††	(22)	—	—	—	(272)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	11,269,412	(3,165) ††	(2,451)	—	—	—	(5,616)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	13

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	11,264,647	(30,386) ††	(2,722)	—	—	—	(33,108)
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	51,125	(389) ††	—	—	—	—	(389)
Total return on Deutsche Bank Haven Plus (Excess Return) (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	172,427	(1,712) ††	—	—	—	—	(1,712)
Total return on Deutsche Bank Haven Plus (Excess Return) (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	1,194,539	(11,859) ††	—	—	—	—	(11,859)
Total return on Deutsche Bank Haven Plus (Excess Return) (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	4,397,537	(43,657) ††	—	—	—	—	(43,657)
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	15,878,360	(120,836) ††	—	—	—	—	(120,836)
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	27,258,363	182,348 ††	(2,125)	—	—	180,223	—
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	11,054,108	135,724 ††	(2,241)	—	—	133,483	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	11,138,069	42,539 ††	(1,910)	—	—	40,629	—
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy (GSVIC18E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	881,236	7,793 ††	(69)	—	—	7,724	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy (GSVIW28E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	2,908,812	6,492 ††	(227)	—	—	6,265	—
Total return on Goldman Sachs 17 Basket Volatility Carry Index (GSVLIB17)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	1,455,284	5,611 ††	(114)	—	—	5,497	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	605,951	4,053 ††	(47)	—	—	4,006	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	853,195	3,258 ††	(146)	—	—	3,112	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	315,639	2,112 ††	(25)	—	—	2,087	—
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	171,871	2,110 ††	(35)	—	—	2,075	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	468,689	1,790 ††	(80)	—	—	1,710	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy (GSVIW28E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	1,565	3 ††	—	—	—	3	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	15

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy (GSVIUS71)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	15,634	(32) ††	(1)	—	—	—	(33)
Total return on Goldman Sachs Macro Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	618,094	(118) ††	10	—	—	—	(108)
Total return on Goldman Sachs Equity World Long Short Series 37 Excess Return Strategy (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	60,545	(175) ††	—	—	—	—	(175)
Total return on Goldman Sachs Commodity Curve Index RP09 (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	137,090	(387) ††	(12)	—	—	—	(399)
Total return on Goldman Sachs Equity World Long Short Series 37 Excess Return Strategy (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	388,450	(1,124) ††	—	—	—	—	(1,124)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	174,219	(1,260) ††	(24)	—	—	—	(1,284)
Total return on Goldman Sachs Macro Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	13,521,842	(2,580) ††	211	—	—	—	(2,369)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	496,804	(3,591) ††	(70)	—	—	—	(3,661)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	715,154	(5,171) ††	(100)	—	—	—	(5,271)
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy (GSVIUS71)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	6,237,808	(12,766) ††	(486)	—	—	—	(13,252)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index (GSVLTY19)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	846,453	(17,799) ††	(66)	—	—	—	(17,865)
Total return on Goldman Sachs Commodity Curve Index RP09 (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	14,021,790	(39,631) ††	(1,202)	—	—	—	(40,833)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	11,422,875	(82,584) ††	(1,603)	—	—	—	(84,187)
Total return on Goldman Sachs Equity World Long Short Series 37 Excess Return Strategy (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	33,716,728	(97,597) ††	—	—	—	—	(97,597)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	511,057	(2,673) ††	60	—	—	—	(2,613)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	80,138	(2,813) ††	—	—	—	—	(2,813)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	19,418,516	(101,542) ††	2,346	—	—	—	(99,196)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	17

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Custom Russell 1000 Index (JPQICTLS)†	Fixed rate of 0.400%	Monthly	JPMorgan	11/30/2019	USD	6,050,203	(113,549) ††	—	—	—	—	(113,549)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	3,436,106	(120,632) ††	—	—	—	—	(120,632)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	357,829	(2,235) ††	42	—	—	—	(2,193)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	477,490	(2,983) ††	58	—	—	—	(2,925)
Total return on MSEF Global Value (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	372,246	(10,931) ††	58	—	—	—	(10,873)
Total return on MSEF Global Value (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	3,128,531	(91,870) ††	504	—	—	—	(91,366)
Total return on MSEF Global CRP (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	29,765,181	(185,904) ††	3,597	—	—	—	(182,307)
Total							(882,830)	(17,491)	174	—	386,814	(1,287,309)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Variable Portfolio – Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	2.015%
3-Month NZD LIBOR	London Interbank Offered Rate	1.850%
3-Month USD LIBOR	London Interbank Offered Rate	2.600%
6-Month AUD BBA LIBOR	London Interbank Offered Rate	1.840%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.228%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.955%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	0.005%
18	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2019, the total value of these securities amounted to $17,755,938, which represents 6.82% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	132,548,866	70,284,107	(53,781,641)	149,051,332	(834)	834	840,564	149,036,426
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	19

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,885,553	—	—	—	2,885,553
Consumer Discretionary	13,710,166	—	—	—	13,710,166
Consumer Staples	4,975,642	—	—	—	4,975,642
Energy	6,579,457	—	—	—	6,579,457
Financials	15,105,565	—	—	—	15,105,565
Health Care	10,782,617	—	—	—	10,782,617
Industrials	15,088,606	—	—	—	15,088,606
Information Technology	16,640,410	—	—	—	16,640,410
Materials	9,011,713	—	—	—	9,011,713
Real Estate	6,582,714	—	—	—	6,582,714
Total Common Stocks	101,362,443	—	—	—	101,362,443
Exchange-Traded Funds	24,385,206	—	—	—	24,385,206
Foreign Government Obligations	—	11,293,684	—	—	11,293,684
Inflation-Indexed Bonds	—	19,425,275	—	—	19,425,275
Residential Mortgage-Backed Securities - Agency	—	5,554,545	—	—	5,554,545
U.S. Treasury Obligations	7,370,142	—	—	—	7,370,142
Options Purchased Puts	35,000	—	—	—	35,000
Money Market Funds	—	—	—	149,036,426	149,036,426
Total Investments in Securities	133,152,791	36,273,504	—	149,036,426	318,462,721
20	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities Sold Short
Common Stocks
Communication Services	(2,774,739)	—	—	—	(2,774,739)
Consumer Discretionary	(13,638,408)	—	—	—	(13,638,408)
Consumer Staples	(5,087,975)	—	—	—	(5,087,975)
Energy	(6,769,409)	—	—	—	(6,769,409)
Financials	(15,409,698)	—	—	—	(15,409,698)
Health Care	(10,794,323)	—	—	—	(10,794,323)
Industrials	(15,472,975)	—	—	—	(15,472,975)
Information Technology	(16,180,907)	—	—	—	(16,180,907)
Materials	(9,525,193)	—	—	—	(9,525,193)
Real Estate	(6,588,199)	—	—	—	(6,588,199)
Total Common Stocks	(102,241,826)	—	—	—	(102,241,826)
Total Investments in Securities Sold Short	(102,241,826)	—	—	—	(102,241,826)
Total Investments in Securities, Net of Securities Sold Short	30,910,965	36,273,504	—	149,036,426	216,220,895
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,677,927	—	—	1,677,927
Futures Contracts	3,003,759	—	—	—	3,003,759
Swap Contracts	—	7,967,665	386,814	—	8,354,479
Liability
Forward Foreign Currency Exchange Contracts	—	(639,251)	—	—	(639,251)
Futures Contracts	(216,725)	—	—	—	(216,725)
Swap Contracts	—	(6,171,891)	(1,287,309)	—	(7,459,200)
Total	33,697,999	39,107,954	(900,495)	149,036,426	220,941,884
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2019	21

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.4%
	Shares	Value ($)
International 8.3%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	3,951,125	41,960,947
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	1,589,430	15,496,944
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,922,008	41,769,381
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,486,213	15,516,069
Total		114,743,341
U.S. Large Cap 18.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	983,357	22,587,709
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,269,212	67,001,723
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	584,345	15,677,969
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,114,751	20,912,737
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,049,859	11,023,514
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	538,070	13,037,444
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	576,112	19,052,011
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	622,762	18,801,181
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	1,193,140	25,258,781
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	473,787	12,005,762
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	577,729	19,140,158
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	504,156	11,605,677
Total		256,104,666
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	207,827	6,051,919
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	259,774	5,943,641
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	315,693	8,470,031
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	337,368	9,260,756
Total		29,726,347
U.S. Small Cap 2.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	452,418	10,310,605
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	427,211	10,338,497
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	375,533	10,297,113
Total		30,946,215
Total Equity Funds (Cost $321,360,335)		431,520,569

Exchange-Traded Funds 7.3%

iShares iBoxx $ Investment Grade Corporate Bond ETF	136,900	16,299,314
iShares MSCI EAFE ETF	454,987	29,510,457
SPDR S&P 500 ETF Trust	193,625	54,695,190
Total Exchange-Traded Funds (Cost $81,170,455)		100,504,961

Fixed-Income Funds 40.6%

Investment Grade 40.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,372,119	108,492,360
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,387,487	32,316,627
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,904,585	59,341,082
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,087,545	32,419,223
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,659,667	73,789,112
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,213,009	109,381,322
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,019,223	10,334,923
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	12,202,698	132,155,225
Total		558,229,874
Total Fixed-Income Funds (Cost $552,451,274)		558,229,874

Residential Mortgage-Backed Securities - Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/15/2034- 04/10/2049	3.500%	46,675,000	47,473,585
04/10/2049	4.000%	24,454,000	25,153,435
Total Residential Mortgage-Backed Securities - Agency (Cost $71,968,744)			72,627,020
Options Purchased Puts 0.4%
Value ($)
(Cost $9,139,254)	6,226,725

Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	272,760,907	272,733,631
Total Money Market Funds (Cost $272,747,120)		272,733,631
Total Investments in Securities (Cost: $1,308,837,182)		1,441,842,780
Other Assets & Liabilities, Net		(66,299,998)
Net Assets		1,375,542,782

At March 31, 2019, securities and/or cash totaling $5,126,901 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	25	06/2019	USD	1,777,250	2,907	—
British Pound	95	06/2019	USD	7,752,000	—	(56,164)
Euro FX	25	06/2019	USD	3,527,656	—	(13,686)
EURO STOXX 50	110	06/2019	EUR	3,599,200	38,983	—
FTSE 100 Index	40	06/2019	GBP	2,884,600	86,371	—
Japanese Yen	75	06/2019	USD	8,511,094	28,316	—
MSCI Singapore IX ETS	17	04/2019	SGD	611,490	4,632	—
S&P 500 E-mini	494	06/2019	USD	70,093,660	1,920,560	—
S&P 500 Index	8	06/2019	USD	5,675,600	171,272	—
SPI 200 Index	28	06/2019	AUD	4,319,700	—	(8,205)
TOPIX Index	43	06/2019	JPY	684,560,000	—	(27,284)
U.S. Long Bond	133	06/2019	USD	19,904,281	573,270	—
U.S. Treasury 10-Year Note	241	06/2019	USD	29,936,719	419,385	—
U.S. Treasury 2-Year Note	19	06/2019	USD	4,048,781	14,950	—
U.S. Treasury 5-Year Note	375	06/2019	USD	43,435,547	379,819	—
U.S. Ultra Treasury Bond	24	06/2019	USD	4,032,000	160,765	—
Total					3,801,230	(105,339)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(15)	06/2019	USD	(1,125,450)	—	(1,556)
Hang Seng Index	(2)	04/2019	HKD	(2,907,700)	—	(4,363)
OMXS30 Index	(41)	04/2019	SEK	(6,339,625)	—	(1,162)
Russell 2000 E-mini	(42)	06/2019	USD	(3,241,980)	—	(28,034)
S&P/TSX 60 Index	(30)	06/2019	CAD	(5,742,600)	—	(32,155)
Total					—	(67,270)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	130,382,400	460	2,200.00	12/18/2020	3,755,858	3,063,600
S&P 500 Index	Deutsche Bank	USD	85,032,000	300	2,100.00	12/18/2020	2,819,560	1,608,000
S&P 500 Index	Deutsche Bank	USD	92,118,000	325	2,050.00	12/18/2020	2,563,836	1,555,125
Total							9,139,254	6,226,725
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	273,989,299	29,423,065	(30,651,457)	272,760,907	—	(1,616)	1,615	1,631,770	272,733,631
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	977,563	7,713	(1,919)	983,357	—	870	2,814,630	—	22,587,709
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,265,818	5,502	(2,108)	1,269,212	—	2,197	7,482,593	—	67,001,723
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	591,833	757	(8,245)	584,345	—	47,428	1,716,022	—	15,677,969
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	10,580,087	—	(207,968)	10,372,119	—	(65,024)	4,042,462	—	108,492,360
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,107,388	10,696	(3,333)	1,114,751	—	1,769	2,957,014	—	20,912,737
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,414,409	1,824	(28,746)	3,387,487	—	(27,889)	910,850	—	32,316,627
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	6,113,945	—	(209,360)	5,904,585	—	(181,187)	3,843,292	—	59,341,082
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	210,211	815	(3,199)	207,827	—	10,888	948,931	—	6,051,919
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	261,728	951	(2,905)	259,774	—	8,245	825,953	—	5,943,641
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	1,047,037	5,063	(2,241)	1,049,859	—	716	1,269,497	—	11,023,514
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	531,067	7,003	—	538,070	—	—	1,276,676	—	13,037,444
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	442,793	9,625	—	452,418	—	—	1,332,344	—	10,310,605
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,146,856	—	(59,311)	3,087,545	—	(21,334)	860,468	—	32,419,223
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,618,804	47,355	(6,492)	6,659,667	—	(2,036)	2,854,861	—	73,789,112
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	3,883,259	69,529	(1,663)	3,951,125	—	(1,675)	3,582,623	454,554	41,960,947
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,497,278	92,152	—	1,589,430	—	—	861,183	195,128	15,496,944
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	3,842,618	79,390	—	3,922,008	—	—	3,272,757	502,038	41,769,381
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	590,756	535	(15,179)	576,112	—	157,396	2,533,395	—	19,052,011
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	620,470	4,427	(2,135)	622,762	—	1,903	2,432,779	—	18,801,181
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	1,181,601	11,539	—	1,193,140	—	—	2,760,566	—	25,258,781
CTIVP® – MFS® Value Fund, Class 1 Shares
	530,354	1,737	(58,304)	473,787	—	353,847	1,180,705	—	12,005,762
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	593,240	888	(16,399)	577,729	—	129,529	2,921,618	—	19,140,158
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	1,390,118	96,095	—	1,486,213	—	—	1,376,359	85,602	15,516,069
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	573,909	4,056	(73,809)	504,156	—	362,223	988,478	—	11,605,677
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	10,396,658	151	(183,800)	10,213,009	—	(39,057)	3,434,078	—	109,381,322
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	312,835	2,861	(3)	315,693	—	—	997,878	—	8,470,031
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,022,064	3,269	(6,110)	1,019,223	—	(1,213)	113,206	—	10,334,923
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	346,782	1,085	(10,499)	337,368	—	66,666	1,599,073	—	9,260,756
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	12,455,695	—	(252,997)	12,202,698	—	(129,022)	3,940,606	—	132,155,225
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	416,329	10,882	—	427,211	—	—	1,363,460	—	10,338,497
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	368,988	6,649	(104)	375,533	—	(95)	1,175,562	—	10,297,113
Total					—	673,529	67,671,534	2,869,092	1,262,484,074

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	431,520,569	431,520,569
Exchange-Traded Funds	100,504,961	—	—	—	100,504,961
Fixed-Income Funds	—	—	—	558,229,874	558,229,874
Residential Mortgage-Backed Securities - Agency	—	72,627,020	—	—	72,627,020
Options Purchased Puts	6,226,725	—	—	—	6,226,725
Money Market Funds	—	—	—	272,733,631	272,733,631
Total Investments in Securities	106,731,686	72,627,020	—	1,262,484,074	1,441,842,780
Investments in Derivatives
Asset
Futures Contracts	3,801,230	—	—	—	3,801,230
Liability
Futures Contracts	(172,609)	—	—	—	(172,609)
Total	110,360,307	72,627,020	—	1,262,484,074	1,445,471,401
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 61.8%
	Shares	Value ($)
International 16.7%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	62,032,176	658,781,706
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	24,273,242	236,664,107
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	61,413,055	654,049,042
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	22,185,736	231,619,088
Total		1,781,113,943
U.S. Large Cap 37.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	15,025,148	345,127,644
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,706,705	1,040,316,953
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,085,504	243,764,066
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,411,386	326,637,612
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	16,388,726	172,081,618
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	9,522,431	230,728,500
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	9,152,966	302,688,604
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,008,108	302,144,773
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	18,674,104	395,330,775
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	6,960,157	176,370,373
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	9,469,038	313,709,243
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,350,951	169,218,897
Total		4,018,119,058
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,130,158	91,150,195
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	3,803,859	87,032,310
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,724,996	126,771,639
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	5,052,295	138,685,491
Total		443,639,635
U.S. Small Cap 3.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	5,036,932	114,791,674
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,026,739	121,647,080
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,120,549	112,985,464
Total		349,424,218
Total Equity Funds (Cost $5,065,559,664)		6,592,296,854

Exchange-Traded Funds 9.2%

iShares Core U.S. Aggregate Bond ETF	725,000	79,075,750
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,086,900	248,466,314
iShares MSCI EAFE ETF	2,497,000	161,955,420
SPDR S&P 500 ETF Trust	1,738,300	491,034,984
Total Exchange-Traded Funds (Cost $816,530,137)		980,532,468

Fixed-Income Funds 11.8%

Investment Grade 11.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,792,227	217,486,693
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,663,749	63,572,170
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,908,239	119,677,802
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,122,715	64,288,504
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,863,733	153,610,159
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,027,714	235,916,815
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,091,379	21,206,588
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	35,132,104	380,480,683
Total		1,256,239,414
Total Fixed-Income Funds (Cost $1,242,417,800)		1,256,239,414

Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/10/2049	3.500%	119,845,000	121,469,387
04/10/2049	4.000%	378,118,000	388,932,969
Total Residential Mortgage-Backed Securities - Agency (Cost $505,849,711)			510,402,356
Options Purchased Puts 0.8%
Value ($)
(Cost $133,891,817)	89,325,000

Money Market Funds 15.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	1,680,018,753	1,679,850,751
Total Money Market Funds (Cost $1,679,885,718)		1,679,850,751
Total Investments in Securities (Cost: $9,444,134,847)		11,108,646,843
Other Assets & Liabilities, Net		(432,637,737)
Net Assets		10,676,009,106

At March 31, 2019, securities and/or cash totaling $66,284,006 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	330	06/2019	USD	23,459,700	38,379	—
British Pound	1,760	06/2019	USD	143,616,000	—	(1,040,512)
CAC40 Index	40	04/2019	EUR	2,137,200	38,582	—
DAX Index	35	06/2019	EUR	10,092,688	—	(55,785)
Euro FX	650	06/2019	USD	91,719,063	—	(355,842)
EURO STOXX 50	1,387	06/2019	EUR	45,382,640	491,540	—
FTSE 100 Index	630	06/2019	GBP	45,432,450	1,360,340	—
FTSE/MIB Index	88	06/2019	EUR	9,126,040	308,797	—
Japanese Yen	1,380	06/2019	USD	156,604,125	521,019	—
MSCI Singapore IX ETS	322	04/2019	SGD	11,582,340	87,732	—
Russell 2000 E-mini	292	06/2019	USD	22,539,480	—	(330,274)
S&P 500 E-mini	4,594	06/2019	USD	651,842,660	18,953,063	—
S&P 500 Index	190	06/2019	USD	134,795,500	4,067,710	—
SPI 200 Index	444	06/2019	AUD	68,498,100	—	(130,108)
Swiss Franc	80	06/2019	USD	10,114,000	100,704	—
TOPIX Index	754	06/2019	JPY	12,003,680,000	—	(478,425)
U.S. Long Bond	300	06/2019	USD	44,896,875	1,293,090	—
U.S. Treasury 10-Year Note	503	06/2019	USD	62,482,031	875,314	—
U.S. Treasury 2-Year Note	363	06/2019	USD	77,353,031	285,867	—
U.S. Treasury 5-Year Note	1,437	06/2019	USD	166,445,016	1,456,723	—
U.S. Ultra Treasury Bond	460	06/2019	USD	77,280,000	3,081,329	—
Total					32,960,189	(2,390,946)

2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(150)	06/2019	USD	(11,254,500)	—	(15,555)
Hang Seng Index	(161)	04/2019	HKD	(234,069,850)	—	(351,225)
OMXS30 Index	(509)	04/2019	SEK	(78,704,125)	—	(14,422)
S&P/TSX 60 Index	(450)	06/2019	CAD	(86,139,000)	—	(482,319)
Total					—	(863,521)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,679,382,000	5,925	2,200.00	12/18/2020	48,283,684	39,460,500
S&P 500 Index	Deutsche Bank	USD	1,700,640,000	6,000	2,100.00	12/18/2020	56,391,206	32,160,000
S&P 500 Index	Deutsche Bank	USD	1,048,728,000	3,700	2,050.00	12/18/2020	29,216,927	17,704,500
Total							133,891,817	89,325,000
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	1,451,148,492	533,715,729	(304,845,468)	1,680,018,753	—	(7,558)	7,558	9,186,252	1,679,850,751
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	15,037,545	5,419	(17,816)	15,025,148	—	13,542	43,150,252	—	345,127,644
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	19,812,501	—	(105,796)	19,706,705	—	1,538,777	115,248,626	—	1,040,316,953
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,168,073	—	(82,569)	9,085,504	—	531,870	26,723,249	—	243,764,066
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,974,801	2,128	(184,702)	20,792,227	—	(65,698)	7,990,754	—	217,486,693
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,586,547	—	(175,161)	17,411,386	—	911,359	45,773,344	—	326,637,612
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,703,991	2,211	(42,453)	6,663,749	—	(45,967)	1,780,981	—	63,572,170
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	12,012,944	2,159	(106,864)	11,908,239	—	(100,123)	7,388,115	—	119,677,802
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,152,590	285	(22,717)	3,130,158	—	45,287	14,317,140	—	91,150,195
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	3,804,210	2,331	(2,682)	3,803,859	—	(1,680)	12,101,668	—	87,032,310
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	16,399,672	4,634	(15,580)	16,388,726	—	(440)	19,846,298	—	172,081,618
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	9,502,815	19,616	—	9,522,431	—	—	22,808,993	—	230,728,500
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	5,178,769	—	(141,837)	5,036,932	—	638,813	14,858,315	—	114,791,674
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,179,295	565	(57,145)	6,122,715	—	(22,706)	1,679,924	—	64,288,504
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	13,954,928	4,357	(95,552)	13,863,733	—	(25,396)	6,000,616	—	153,610,159
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	61,099,416	932,760	—	62,032,176	—	—	56,262,535	7,136,435	658,781,706
CTIVP® – DFA International Value Fund, Class 1 Shares
	23,706,038	567,204	—	24,273,242	—	—	13,728,722	2,979,936	236,664,107
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	60,462,299	950,756	—	61,413,055	—	—	51,432,171	7,861,198	654,049,042
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	9,295,444	—	(142,478)	9,152,966	—	1,677,962	40,596,626	—	302,688,604
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,171,566	—	(163,458)	10,008,108	—	863,166	38,705,076	—	302,144,773
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,667,771	10,236	(3,903)	18,674,104	—	(389)	43,501,527	—	395,330,775
CTIVP® – MFS® Value Fund, Class 1 Shares
	9,479,488	5,530	(2,524,861)	6,960,157	—	5,397,495	22,108,025	—	176,370,373
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	9,741,509	—	(272,471)	9,469,038	—	2,528,866	47,274,457	—	313,709,243
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	21,812,039	373,697	—	22,185,736	—	—	21,406,302	1,277,847	231,619,088
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,227,818	16,052	(2,892,919)	7,350,951	—	5,748,521	18,494,351	—	169,218,897
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	22,207,112	3,975	(183,373)	22,027,714	—	(39,007)	7,326,381	—	235,916,815
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,716,537	8,459	—	4,724,996	—	—	15,003,468	—	126,771,639
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	2,101,166	1,610	(11,397)	2,091,379	—	(2,191)	232,350	—	21,206,588
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,112,269	325	(60,299)	5,052,295	—	190,966	24,353,041	—	138,685,491
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	35,423,070	5,947	(296,913)	35,132,104	—	(144,560)	11,060,016	—	380,480,683
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,274,572	—	(247,833)	5,026,739	—	1,444,384	15,604,424	—	121,647,080
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,223,170	—	(102,621)	4,120,549	—	571,146	12,843,522	—	112,985,464
Total					—	21,646,439	779,608,827	28,441,668	9,528,387,019

4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	6,592,296,854	6,592,296,854
Exchange-Traded Funds	980,532,468	—	—	—	980,532,468
Fixed-Income Funds	—	—	—	1,256,239,414	1,256,239,414
Residential Mortgage-Backed Securities - Agency	—	510,402,356	—	—	510,402,356
Options Purchased Puts	89,325,000	—	—	—	89,325,000
Money Market Funds	—	—	—	1,679,850,751	1,679,850,751
Total Investments in Securities	1,069,857,468	510,402,356	—	9,528,387,019	11,108,646,843
Investments in Derivatives
Asset
Futures Contracts	32,960,189	—	—	—	32,960,189
Liability
Futures Contracts	(3,254,467)	—	—	—	(3,254,467)
Total	1,099,563,190	510,402,356	—	9,528,387,019	11,138,352,565
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 16.0%
	Shares	Value ($)
International 4.0%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	642,513	6,823,487
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	243,802	2,377,073
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	641,298	6,829,829
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares(a)	228,056	2,380,903
Total		18,411,292
U.S. Large Cap 9.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	166,400	3,822,204
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	214,554	11,326,304
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	99,772	2,676,884
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	186,241	3,493,877
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	178,439	1,873,606
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	86,067	2,085,402
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	93,104	3,078,950
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	101,814	3,073,784
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	205,104	4,342,045
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	81,799	2,072,795
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	92,870	3,076,781
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	89,768	2,066,459
Total		42,989,091
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	37,215	1,083,687
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	47,236	1,080,754
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	55,003	1,475,735
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	53,899	1,479,534
Total		5,119,710
U.S. Small Cap 1.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	104,962	2,392,078
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	98,612	2,386,399
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	87,249	2,392,380
Total		7,170,857
Total Equity Funds (Cost $55,014,306)		73,690,950

Exchange-Traded Funds 7.3%

iShares iBoxx $ Investment Grade Corporate Bond ETF	24,100	2,869,346
iShares MSCI EAFE ETF	155,532	10,087,805
SPDR S&P 500 ETF Trust	73,425	20,741,094
Total Exchange-Traded Funds (Cost $27,091,644)		33,698,245

Fixed-Income Funds 54.6%

Investment Grade 54.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,815,062	50,365,545
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,587,914	15,148,704
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,559,410	25,722,071
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,433,099	15,047,535
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	3,241,253	35,913,080
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,696,446	50,298,937
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	618,720	6,273,819
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	4,918,027	53,262,237
Total		252,031,928
Total Fixed-Income Funds (Cost $247,292,955)		252,031,928

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/15/2034- 04/10/2049	3.500%	20,140,000	20,454,466
04/10/2049	4.000%	3,651,000	3,755,426
Total Residential Mortgage-Backed Securities - Agency (Cost $23,957,909)			24,209,892
Options Purchased Puts 0.3%
Value ($)
(Cost $1,790,270)	1,196,065

Money Market Funds 21.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	99,424,898	99,414,956
Total Money Market Funds (Cost $99,420,484)		99,414,956
Total Investments in Securities (Cost: $454,567,568)		484,242,036
Other Assets & Liabilities, Net		(22,588,962)
Net Assets		461,653,074

At March 31, 2019, securities and/or cash totaling $1,174,122 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	5	06/2019	USD	355,450	582	—
British Pound	14	06/2019	USD	1,142,400	—	(8,277)
Euro FX	3	06/2019	USD	423,319	—	(1,642)
EURO STOXX 50	38	06/2019	EUR	1,243,360	15,531	—
FTSE 100 Index	9	06/2019	GBP	649,035	19,433	—
Japanese Yen	10	06/2019	USD	1,134,813	3,776	—
MSCI Singapore IX ETS	5	04/2019	SGD	179,850	1,362	—
OMXS30 Index	2	04/2019	SEK	309,250	77	—
S&P 500 E-mini	108	06/2019	USD	15,324,120	451,249	—
S&P 500 Index	1	06/2019	USD	709,450	21,409	—
SPI 200 Index	6	06/2019	AUD	925,650	—	(1,758)
TOPIX Index	8	06/2019	JPY	127,360,000	—	(5,076)
U.S. Long Bond	50	06/2019	USD	7,482,813	215,515	—
U.S. Treasury 10-Year Note	108	06/2019	USD	13,415,625	187,940	—
U.S. Treasury 2-Year Note	73	06/2019	USD	15,555,844	57,488	—
U.S. Treasury 5-Year Note	124	06/2019	USD	14,362,688	125,702	—
U.S. Ultra Treasury Bond	4	06/2019	USD	672,000	26,794	—
Total					1,126,858	(16,753)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(4)	06/2019	USD	(300,120)	—	(415)
Russell 2000 E-mini	(16)	06/2019	USD	(1,235,040)	—	(10,680)
S&P/TSX 60 Index	(4)	06/2019	CAD	(765,680)	—	(4,287)
Total					—	(15,382)

2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	22,675,200	80	2,200.00	12/18/2020	651,894	532,800
S&P 500 Index	Deutsche Bank	USD	22,675,200	80	2,100.00	12/18/2020	751,883	428,800
S&P 500 Index	Deutsche Bank	USD	13,888,560	49	2,050.00	12/18/2020	386,493	234,465
Total							1,790,270	1,196,065
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	96,425,130	11,517,395	(8,517,627)	99,424,898	—	(645)	645	584,993	99,414,956
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	174,509	4,744	(12,853)	166,400	—	8,498	487,271	—	3,822,204
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	223,329	6,044	(14,819)	214,554	—	26,554	1,281,097	—	11,326,304
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	103,102	2,780	(6,110)	99,772	—	7,999	297,546	—	2,676,884
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,553,032	283,450	(21,420)	4,815,062	—	(1,132)	1,806,229	—	50,365,545
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	200,408	6,132	(20,299)	186,241	—	15,430	508,579	—	3,493,877
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,484,566	107,840	(4,492)	1,587,914	—	(986)	405,378	—	15,148,704
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,490,541	131,558	(62,689)	2,559,410	—	(25,705)	1,600,024	—	25,722,071
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	40,539	1,170	(4,494)	37,215	—	8,733	172,764	—	1,083,687
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	50,184	1,779	(4,727)	47,236	—	7,169	151,595	—	1,080,754
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	185,789	5,607	(12,957)	178,439	—	2,464	220,751	—	1,873,606
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	88,055	3,447	(5,435)	86,067	—	2,734	209,039	—	2,085,402
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	110,713	6,193	(11,944)	104,962	—	9,365	324,287	—	2,392,078
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,346,121	91,926	(4,948)	1,433,099	—	(520)	384,220	—	15,047,535
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	3,051,980	200,914	(11,641)	3,241,253	—	(880)	1,367,628	—	35,913,080
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	646,410	24,151	(28,048)	642,513	—	(8,354)	604,452	73,712	6,823,487
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – DFA International Value Fund, Class 1 Shares
	238,546	13,515	(8,259)	243,802	—	5,877	134,042	29,783	2,377,073
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	641,386	27,668	(27,756)	641,298	—	(4,548)	551,978	81,912	6,829,829
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	99,230	2,552	(8,678)	93,104	—	22,444	423,290	—	3,078,950
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	108,031	2,927	(9,144)	101,814	—	11,016	405,575	—	3,073,784
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	211,916	6,986	(13,798)	205,104	—	7,210	484,824	—	4,342,045
CTIVP® – MFS® Value Fund, Class 1 Shares
	85,227	4,244	(7,672)	81,799	—	12,087	233,667	—	2,072,795
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	102,062	2,148	(11,340)	92,870	—	31,261	480,989	—	3,076,781
CTIVP® – Oppenheimer International Growth Fund, Class 1 Shares
	231,852	11,191	(14,987)	228,056	—	(7,425)	236,206	13,090	2,380,903
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	92,497	4,227	(6,956)	89,768	—	6,538	209,494	—	2,066,459
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	4,412,528	299,801	(15,883)	4,696,446	—	(969)	1,528,466	—	50,298,937
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	56,901	2,109	(4,007)	55,003	—	4,001	176,674	—	1,475,735
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	569,048	50,021	(349)	618,720	—	(28)	66,575	—	6,273,819
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	60,152	1,521	(7,774)	53,899	—	19,610	261,819	—	1,479,534
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	4,781,923	164,654	(28,550)	4,918,027	—	(10,957)	1,523,029	—	53,262,237
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	105,623	4,583	(11,594)	98,612	—	6,898	336,640	—	2,386,399
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	90,060	5,247	(8,058)	87,249	—	8,602	280,577	—	2,392,380
Total					—	162,341	17,155,350	783,490	425,137,834

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	73,690,950	73,690,950
Exchange-Traded Funds	33,698,245	—	—	—	33,698,245
Fixed-Income Funds	—	—	—	252,031,928	252,031,928
Residential Mortgage-Backed Securities - Agency	—	24,209,892	—	—	24,209,892
Options Purchased Puts	1,196,065	—	—	—	1,196,065
Money Market Funds	—	—	—	99,414,956	99,414,956
Total Investments in Securities	34,894,310	24,209,892	—	425,137,834	484,242,036
Investments in Derivatives
Asset
Futures Contracts	1,126,858	—	—	—	1,126,858
Liability
Futures Contracts	(32,135)	—	—	—	(32,135)
Total	35,989,033	24,209,892	—	425,137,834	485,336,759
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.0%
	Shares	Value ($)
International 16.9%
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,015,802	21,468,294
U.S. Large Cap 33.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	407,334	21,503,152
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	1,015,335	21,494,651
Total		42,997,803
U.S. Small Cap 4.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	111,183	2,690,640
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	98,114	2,690,277
Total		5,380,917
Total Equity Funds (Cost $68,742,601)		69,847,014

Exchange-Traded Funds 5.1%

iShares Core U.S. Aggregate Bond ETF	24,750	2,699,483
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,220	3,836,113
Total Exchange-Traded Funds (Cost $6,379,338)		6,535,596

Fixed-Income Funds 29.6%

Investment Grade 29.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,537,779	16,085,165
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	528,368	5,357,653
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,485,111	16,083,751
Total		37,526,569
Total Fixed-Income Funds (Cost $36,661,381)		37,526,569
Residential Mortgage-Backed Securities - Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/15/2034	2.500%	1,750,000	1,739,559
04/10/2049	4.000%	3,000,000	3,085,806
Total Residential Mortgage-Backed Securities - Agency (Cost $4,791,133)			4,825,365

Options Purchased Puts 0.6%
Value ($)
(Cost $1,244,425)	774,520

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	11,672,777	11,671,610
Total Money Market Funds (Cost $11,671,716)		11,671,610
Total Investments in Securities (Cost: $129,490,594)		131,180,674
Other Assets & Liabilities, Net		(4,245,012)
Net Assets		126,935,662
At March 31, 2019, securities and/or cash totaling $459,854 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	12	06/2019	EUR	392,640	6,642	—
S&P 500 E-mini	51	06/2019	USD	7,236,390	202,639	—
S&P 500 Index	2	06/2019	USD	1,418,900	42,818	—
SPI 200 Index	1	06/2019	AUD	154,275	—	(293)
U.S. Long Bond	6	06/2019	USD	897,938	25,862	—
U.S. Treasury 10-Year Note	10	06/2019	USD	1,242,188	17,402	—
U.S. Treasury 2-Year Note	3	06/2019	USD	639,281	2,363	—
U.S. Treasury 5-Year Note	17	06/2019	USD	1,969,078	17,233	—
U.S. Ultra Treasury Bond	9	06/2019	USD	1,512,000	60,287	—
Total					375,246	(293)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(4)	06/2019	GBP	(288,460)	—	(8,310)
Hang Seng Index	(1)	04/2019	HKD	(1,453,850)	—	(2,182)
MSCI EAFE Index Future	(3)	06/2019	USD	(279,960)	—	(3,517)
Russell 2000 E-mini	(23)	06/2019	USD	(1,775,370)	—	(7,752)
TOPIX Index	(1)	06/2019	JPY	(15,920,000)	—	(1,066)
Total					—	(22,827)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	31,178,400	110	2,100.00	12/18/2020	1,039,834	589,600
S&P 500 Index	Deutsche Bank	USD	3,401,280	12	2,300.00	12/18/2020	99,636	98,340
S&P 500 Index	Deutsche Bank	USD	3,684,720	13	2,200.00	12/18/2020	104,955	86,580
Total							1,244,425	774,520
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	11,289,201	4,372,974	(3,989,398)	11,672,777	—	(189)	190	65,003	11,671,610
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	349,356	59,723	(1,745)	407,334	—	(4,019)	2,150,476	—	21,503,152
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,211,879	326,739	(839)	1,537,779	—	8	535,623	—	16,085,165
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	1,664,634	351,168	—	2,015,802	—	—	1,443,294	256,958	21,468,294
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	865,746	149,589	—	1,015,335	—	—	2,072,987	—	21,494,651
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	405,062	123,306	—	528,368	—	—	53,373	—	5,357,653
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,162,047	323,653	(589)	1,485,111	—	(57)	428,730	—	16,083,751
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	97,946	13,914	(677)	111,183	—	(1,911)	325,736	—	2,690,640
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	84,060	14,475	(421)	98,114	—	(1,380)	268,425	—	2,690,277
Total					—	(7,548)	7,278,834	321,961	119,045,193

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	69,847,014	69,847,014
Exchange-Traded Funds	6,535,596	—	—	—	6,535,596
Fixed-Income Funds	—	—	—	37,526,569	37,526,569
Residential Mortgage-Backed Securities - Agency	—	4,825,365	—	—	4,825,365
Options Purchased Puts	774,520	—	—	—	774,520
Money Market Funds	—	—	—	11,671,610	11,671,610
Total Investments in Securities	7,310,116	4,825,365	—	119,045,193	131,180,674
Investments in Derivatives
Asset
Futures Contracts	375,246	—	—	—	375,246
Liability
Futures Contracts	(23,120)	—	—	—	(23,120)
Total	7,662,242	4,825,365	—	119,045,193	131,532,800
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – Managed Risk Fund | Quarterly Report 2019

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.4%
	Shares	Value ($)
U.S. Large Cap 55.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	347,996	18,370,732
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	380,589	11,489,967
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	867,388	18,362,600
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	498,503	11,475,548
Total		59,698,847
Total Equity Funds (Cost $57,008,960)		59,698,847

Exchange-Traded Funds 7.8%

iShares Core U.S. Aggregate Bond ETF	30,200	3,293,914
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,185	2,522,286
Vanguard Total Bond Market ETF	32,000	2,597,760
Total Exchange-Traded Funds (Cost $8,179,012)		8,413,960

Fixed-Income Funds 29.7%

Investment Grade 29.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,312,583	13,729,614
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	451,040	4,573,549
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,267,854	13,730,855
Total		32,034,018
Total Fixed-Income Funds (Cost $31,203,466)		32,034,018
Residential Mortgage-Backed Securities - Agency 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
04/15/2034	2.500%	1,150,000	1,143,139
04/10/2049	4.000%	1,500,000	1,542,903
Total Residential Mortgage-Backed Securities - Agency (Cost $2,665,926)			2,686,042

Options Purchased Puts 0.6%
Value ($)
(Cost $1,054,412)	681,310

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(a),(d)	6,674,777	6,674,110
Total Money Market Funds (Cost $6,674,131)		6,674,110
Total Investments in Securities (Cost: $106,785,907)		110,188,287
Other Assets & Liabilities, Net		(2,325,214)
Net Assets		107,863,073
At March 31, 2019, securities and/or cash totaling $303,967 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	44	06/2019	USD	6,243,160	172,661	—
S&P 500 Index	1	06/2019	USD	709,450	21,409	—
U.S. Long Bond	5	06/2019	USD	748,281	20,771	—
U.S. Treasury 10-Year Note	6	06/2019	USD	745,313	10,059	—
U.S. Treasury 2-Year Note	4	06/2019	USD	852,375	3,025	—
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	12	06/2019	USD	1,389,938	11,790	—
U.S. Ultra Treasury Bond	5	06/2019	USD	840,000	32,667	—
Total					272,382	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	23,242,080	82	2,100.00	12/18/2020	775,149	439,520
S&P 500 Index	Deutsche Bank	USD	6,802,560	24	2,200.00	12/18/2020	196,233	159,840
S&P 500 Index	Deutsche Bank	USD	2,834,400	10	2,300.00	12/18/2020	83,030	81,950
Total							1,054,412	681,310
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	5,146,444	4,330,269	(2,801,936)	6,674,777	—	(4)	3	32,847	6,674,110
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	288,900	63,965	(4,869)	347,996	—	(34,323)	1,827,743	—	18,370,732
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,000,550	315,832	(3,799)	1,312,583	—	(956)	453,092	—	13,729,614
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	321,812	62,404	(3,627)	380,589	—	(14,005)	1,353,386	—	11,489,967
CTIVP® – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	716,120	158,703	(7,435)	867,388	—	(22,436)	1,750,321	—	18,362,600
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	406,478	97,784	(5,759)	498,503	—	(12,240)	1,010,435	—	11,475,548
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	334,677	116,363	—	451,040	—	—	45,348	—	4,573,549
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	959,748	313,367	(5,261)	1,267,854	—	(2,055)	365,202	—	13,730,855
Total					—	(86,019)	6,805,530	32,847	98,406,975

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	59,698,847	59,698,847
Exchange-Traded Funds	8,413,960	—	—	—	8,413,960
Fixed-Income Funds	—	—	—	32,034,018	32,034,018
Residential Mortgage-Backed Securities - Agency	—	2,686,042	—	—	2,686,042
Options Purchased Puts	681,310	—	—	—	681,310
Money Market Funds	—	—	—	6,674,110	6,674,110
Total Investments in Securities	9,095,270	2,686,042	—	98,406,975	110,188,287
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	272,382	—	—	—	272,382
Total	9,367,652	2,686,042	—	98,406,975	110,460,669
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2019